UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 53.3%
Argentina – 0.5%
Republic of Argentina (NR/NR)
	$42,061	8.280	%(a)	12/31/33	$ 39,362
	750,000	0.000	(b)	12/15/35	61,500

					100,862

Azerbaijan – 1.0%
Republic of Azerbaijan (NR/Baa3)
	$200,000	4.750		03/18/24	203,750

Brazil – 4.2%
Brazil Letras do Tesouro Nacional (BBB+/Baa2)(c)
BRL	97,000	0.000		01/01/16	29,142
Brazil Notas do Tesouro Nacional (BBB+/Baa2)
	1,308,000	10.000		01/01/23	369,782
	641,000	10.000		01/01/25	177,859
	981,262	6.000		08/15/50	311,228

					888,011

Bulgaria – 0.5%
Republic of Bulgaria (BB+/Baa2)
EUR	100,000	2.950		09/03/24	109,395

Chile – 0.7%
Republic of Chile (AA-/Aa3)
CLP	83,500,000	5.500		08/05/20	138,934

Colombia – 3.8%
Republic of Colombia (BBB+/Baa2)
COP	62,800,000	8.000		10/28/15	24,354
	68,000,000	7.250		06/15/16	26,738
	12,300,000	11.250		10/24/18	5,520
	752,700,000	7.000		05/04/22	289,501
	192,400,000	10.000		07/24/24	86,937
	69,800,000	6.000		04/28/28	22,746
	956,100,000	7.750		09/18/30	355,313

					811,109

Costa Rica – 1.3%
Republic of Costa Rica (BB/Ba1)
	$70,000	9.995		08/01/20	88,287
	200,000	7.158		03/12/45	194,000

					282,287

Croatia – 1.6%
Republic of Croatia (BB/Ba1)
	200,000	6.625		07/14/20	218,750
EUR	100,000	3.875		05/30/22	111,304

					330,054

Czech Republic(b) – 0.2%
Czech Republic Government Bond (AA/NR)
CZK	990,000	0.380		10/27/16	40,614

Dominican Republic – 2.2%
Dominican Republic (NR/NR)
DOP	1,900,000	16.000		07/10/20	52,153
	100,000	16.950		02/04/22	2,941
	5,800,000	10.375		03/04/22	133,000

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic (NR/NR) – (continued)
DOP	400,000	14.500%		02/10/23	$ 10,716
	200,000	11.375		07/06/29	4,687
Dominican Republic (BB-/B1)
	$10,649	9.040		01/23/18	11,447
	100,000	7.450		04/30/44	109,000
	140,000	6.850	(d)	01/27/45	143,150

					467,094

El Salvador – 0.2%
El Salvador Government International Bond (B+/Ba3)
	10,000	7.750		01/24/23	10,913
	10,000	8.250		04/10/32	10,975
	20,000	7.650		06/15/35	20,250

					42,138

Guatemala – 1.0%
Republic of Guatemala (BB/Ba1)
	200,000	5.750		06/06/22	215,000

Hungary – 2.7%
Hungary Government Bond (BB+/Ba1)
EUR	50,000	4.375		07/04/17	59,391
	$30,000	4.125		02/19/18	31,171
EUR	140,000	5.750		06/11/18	176,808
	50,000	6.000		01/11/19	64,550
	$20,000	4.000		03/25/19	20,746
	20,000	6.250		01/29/20	22,469
HUF	40,100,000	7.500		11/12/20	172,321
	$20,000	5.375		02/21/23	21,807

					569,263

Indonesia – 1.9%
Republic of Indonesia (BB+/Baa3)
	400,000	3.750		04/25/22	393,500

Malaysia – 0.3%
Malaysia Government Bond (NR/NR)
MYR	70,000	3.955		09/15/25	18,437
Malaysia Government Bond (NR/A3)
	130,000	4.378		11/29/19	35,474
	10,000	4.498		04/15/30	2,736

					56,647

Mexico – 11.1%
Mexican Udibonos (A/A3)
MXN	262,783	4.500		12/04/25	19,087
	279,141	4.000		11/08/46	19,277
United Mexican States (NR/A3)
	7,837,700	4.750		06/14/18	500,818
United Mexican States (A/A3)
	1,938,000	7.750		12/14/17	133,091
	4,611,900	8.500		12/13/18	327,508
	564,200	6.500		06/10/21	37,447
	4,107,300	6.500		06/09/22	270,829
	1,400,100	8.000		12/07/23	100,657
	1,614,900	10.000		12/05/24	131,707
	773,900	8.500		11/18/38	58,735
United Mexican States (BBB+/A3)
	$20,000	4.750		03/08/44	19,050
	10,000	5.550		01/21/45	10,675

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Mexico – (continued)
United Mexican States (NR/NR)
MXN	1,672,820	0.000	%(c)	09/24/15	$ 105,664
United Mexican States (NR/NR)(c)
	6,451,800	0.000		10/01/15	407,105
	3,070,790	0.000		08/20/15	194,486
	313,130	0.000		07/02/15	19,894

					2,356,030

Panama – 0.6%
Panama Notas del Tesoro (BBB/NR)
	$30,000	4.875		02/05/21	31,941
Republic of Panama (BBB/Baa2)
	10,000	9.375		04/01/29	14,725
	70,000	6.700		01/26/36	86,363

					133,029

Peru – 0.6%
Republic of Peru (A-/A3)
PEN	297,000	5.700	(d)	08/12/24	88,153
	4,000	8.200		08/12/26	1,408
	143,000	6.950		08/12/31	44,031

					133,592

Poland – 2.8%
Poland Government Bond (A/NR)
PLN	270,000	3.250		07/25/19	73,852
	400,000	1.500		04/25/20	100,538
	1,570,000	3.250		07/25/25	414,739

					589,129

Romania – 0.2%
Republic of Romania (BBB-/Baa3)
EUR	30,000	5.250		06/17/16	34,934
	10,000	3.625		04/24/24	11,731

					46,665

Russia – 3.4%
Russian Federation Bond (BB+/Ba1)
	$200,000	4.500		04/04/22	195,500
Russian Federation Bond (BBB-/Ba1)
RUB	4,720,000	7.000		01/25/23	68,974
	15,650,000	7.000		08/16/23	225,872
	3,800,000	8.150		02/03/27	57,159
	12,970,000	7.050		01/19/28	176,186

					723,691

South Africa – 1.5%
Republic of South Africa (NR/NR)
ZAR	920,000	8.000		01/31/30	71,372
	180,000	8.500		01/31/37	14,216
	800,000	8.750		01/31/44	64,393
	1,790,000	8.750		02/28/48	143,980
Republic of South Africa (BBB+/Baa2)
	170,000	10.500		12/21/26	16,255

					310,216

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Sri Lanka(d) – 1.0%
Republic of Sri Lanka (B+/B1)
	$200,000	6.000%	01/14/19	$ 204,451

Thailand – 3.1%
Thailand Government Bond (NR/Baa1)
THB	7,543,190	1.250	03/12/28	201,560
Thailand Government Bond (A-/Baa1)
	4,520,000	3.875	06/13/19	142,559
	6,695,000	3.650	12/17/21	209,866
	2,630,000	3.625	06/16/23	82,000
	480,000	3.850	12/12/25	15,309

				651,294

Turkey – 5.7%
Republic of Turkey (NR/Baa3)
	$100,000	7.500	07/14/17	110,375
	300,000	6.750	04/03/18	330,750
Turkey Government Bond (NR/NR)
TRY	210,000	10.400	03/27/19	80,428
	130,000	8.500	07/10/19	47,026
	590,000	7.400	02/05/20	203,520
	90,000	7.100	03/08/23	29,669
	180,000	10.400	03/20/24	71,897
	710,000	9.000	07/24/24	261,737
	210,000	8.000	03/12/25	72,204

				1,207,606

Ukraine – 0.3%
Ukraine Government Bond (CC/Ca)
	$150,000	6.580	11/21/16	73,875
Venezuela – 0.9%
Republic of Venezuela (CCC/Caa3)
	10,000	7.750	10/13/19	3,900
	40,000	6.000	12/09/20	14,900
	20,000	12.750	08/23/22	9,300
	40,000	9.000	05/07/23	15,600
	60,000	8.250	10/13/24	22,500
	40,000	7.650	04/21/25	14,700
	10,000	11.750	10/21/26	4,325
	50,000	9.250	09/15/27	21,250
	60,000	9.250	05/07/28	23,100
	30,000	11.950	08/05/31	12,900
	90,000	9.375	01/13/34	35,325
	10,000	7.000	03/31/38	3,525

				181,325

TOTAL SOVEREIGN DEBT OBLIGATIONS				$11,259,561

Foreign Debt Obligation – 0.4%
Supranational – 0.4%
Corporacion Andina de Fomento (AA-/Aa3)
	$80,000	1.500%	08/08/17	$ 80,577

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 22.5%
Australia – 0.1%
Toyota Finance Australia Ltd. (NR/NR)
MXN	330,000	3.760%	07/20/17	$ 20,483

Brazil – 1.6%
Banco do Brasil SA (BB-/NR)(b)(e)
	$200,000	6.250	04/15/49	138,750
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)
	200,000	7.375	02/02/22	196,587

				335,337

British Virgin Islands – 0.5%
PCCW-HKT Capital No. 3 Ltd. (BBB/Baa2)
	100,000	5.250	07/20/15	100,175

Chile – 3.1%
AES Gener SA (BBB-/Baa3)
	170,000	5.250	08/15/21	179,350
GNL Quintero SA (BBB/Baa2)(d)
	290,000	4.634	07/31/29	289,855
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
	200,000	3.625	04/03/23	178,635

				647,840

Colombia – 0.3%
Ecopetrol SA (BBB/Baa2)
	20,000	5.875	09/18/23	21,000
	40,000	7.375	09/18/43	41,928

				62,928

Dominican Republic(e)(f) – 1.0%
Aeropuertos Dominicanos Siglo XXI SA (B/B1)
	200,000	9.750	11/13/19	204,500

Hong Kong – 1.3%
CITIC Pacific Ltd. (BBB+/A3)
	200,000	6.375	04/10/20	224,517
Hutchison Whampoa International 10 Ltd. (BBB/Baa2)(b)(e)
	50,000	6.000	10/28/49	50,600

				275,117

India(b)(e) – 0.5%
State Bank of India (BB/B1)
	100,000	6.439	05/15/49	102,500

Israel(d) – 0.9%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)
	100,000	2.803	12/30/16	100,000
	100,000	3.839	12/30/18	101,375

				201,375

Ivory Coast(d) – 0.5%
Agromercantil Senior Trust (BB/NR)
	100,000	6.250	04/10/19	103,108

Jamaica(d)(e) – 0.9%
Digicel Group Ltd. (NR/Caa1)
	200,000	8.250	09/30/20	199,000

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Kazakhstan – 1.0%
KazMunayGas National Co. JSC (BB+/Baa3)
	$190,000	9.125%	07/02/18	$ 214,700

Luxembourg(d)(e) – 2.0%
Altice Financing SA (BB-/B1)
EUR	100,000	5.250	02/15/23	112,321
Tupy Overseas SA (BB-/NR)
	$200,000	6.625	07/17/24	196,000
Wind Acquisition Finance SA (BB/Ba3)
EUR	110,000	4.000	07/15/20	122,567

				430,888

Mexico – 1.8%
Cemex SAB de CV (B+/NR)(d)(e)
	100,000	4.750	01/11/22	111,624
Gruma SAB de CV (BBB-/NR)(e)
	$200,000	4.875	12/01/24	205,750
Petroleos Mexicanos (NR/A3)
MXN	947,700	7.470	11/12/26	57,149

				374,523

Netherlands – 0.2%
Petrobras Global Finance BV (BBB-/Ba2)
	$30,000	5.750	01/20/20	29,637
	10,000	4.875	03/17/20	9,508

				39,145

Paraguay(d) – 0.7%
Banco Regional SAECA (BB-/Ba1)
	150,000	8.125	01/24/19	160,930

Peru – 2.6%
Abengoa Transmision Sur SA (BBB-/NR)(d)
	200,000	6.875	04/30/43	222,000
Corp Lindley S.A. (BB+/NR)
	290,000	6.750	11/23/21	321,900

				543,900

Philippines – 0.5%
Energy Development Corp. (NR/NR)
	100,000	6.500	01/20/21	110,270

Turkey(e) – 0.8%
Global Liman Isletmeleri (NR/B1)
	200,000	8.125	11/14/21	179,405

United Arab Emirates(d) – 1.1%
Ruwais Power Co. PJSC (A-/A3)
	200,000	6.000	08/31/36	229,000

United States(d) – 0.7%
Brazil Loan Trust 1 (BBB-/NR)
	145,011	5.477	07/24/23	142,836

Venezuela – 0.4%
Petroleos de Venezuela SA (CCC/NR)
	20,000	9.000	11/17/21	8,100
	30,000	6.000	05/16/24	10,688

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Venezuela – (continued)
Petroleos de Venezuela SA (CCC/NR) – (continued)
	$190,000	6.000%	11/15/26	$ 66,500

				85,288

TOTAL CORPORATE OBLIGATIONS				$ 4,763,248

Structured Notes(d) – 4.1%
Indonesia – 4.1%
Republic of Indonesia (Issuer Deutsche Bank AG (London)) (NR/NR)
IDR	3,000,000,000	8.375%	03/20/24	$ 224,627
	4,100,000,000	9.000	03/20/29	321,637
	2,200,000,000	8.250	06/17/32	160,770
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
	1,110,000,000	9.000	03/19/29	87,078
	1,026,000,000	9.000	03/19/29	80,488

TOTAL STRUCTURED NOTES				$ 874,600

Municipal Debt Obligations – 1.2%
Puerto Rico – 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CCC+/Caa2)
	$20,000	6.000%	07/01/44	$ 13,100
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CCC+/Caa2)
	5,000	5.125	07/01/37	3,163
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (CCC+/Caa2)
	5,000	5.000	07/01/33	3,251
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (CCC-/Caa2)
	20,000	5.500	07/01/32	12,125
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (CCC-/Caa2)
	15,000	5.500	07/01/26	9,491
	15,000	5.125	07/01/37	9,038
	20,000	5.500	07/01/39	12,150
Puerto Rico Commonwealth GO Bonds Series 2008 A (CCC-/Caa2)
	15,000	5.375	07/01/33	9,226
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (CCC-/Caa3)
	30,000	0.000 (c)	08/01/32	15,757
	25,000	6.000	08/01/42	13,813
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (CCC-/Caa3)
	15,000	5.500	08/01/37	8,250
	55,000	5.375	08/01/39	30,250
	35,000	5.500	08/01/42	19,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (CCC-/Caa3)
	5,000	5.000	08/01/35	2,750
	10,000	6.000	08/01/39	5,525
	70,000	5.250	08/01/41	38,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (CCC-/Caa3)
	10,000	5.000	08/01/43	5,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (CCC-/Caa3)
	45,000	5.500	08/01/28	24,750
	35,000	6.125	08/01/29	19,512

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 255,401

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 5.2%
United States Treasury Notes
$300,000	1.375%	03/31/20	$ 297,090
100,000	1.375	04/30/20	98,904
200,000	1.500	05/31/20	198,906
100,000	1.750	03/31/22	98,169
200,000	1.750	04/30/22	196,190
100,000	1.875	05/31/22	98,883
100,000	2.125	06/30/22	100,414

TOTAL U.S. TREASURY OBLIGATIONS			$ 1,088,556

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$18,321,943

Short-term Investment(g) – 11.9%
Repurchase Agreements – 11.9%
Joint Repurchase Agreement Account II
$2,500,000	0.125%	07/01/15	$ 2,500,000

TOTAL INVESTMENTS – 98.6%			$20,821,943

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			304,494

NET ASSETS – 100.0%			$21,126,437

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,400,970, which represents approximately 16.1% of net assets as of June 30, 2015.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2015.

(g)	Joint repurchase agreement was entered into on June 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLICP	— Sinacofi Chile Interbank Rate
DTF	— Depositos Termino Fijo
DTF	— Depósitos Termino Fijo
EURO	— Euro Offered Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LLC	— Limited Liability Company
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
NR	— Not Rated
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/HUF	09/16/15	$54,854	$949
	USD/MXN	09/17/15	110,271	1,729
Barclays Bank PLC	NGN/USD	07/27/15	49,361	226
	PHP/USD	07/03/15	42,167	167
	USD/KRW	08/03/15	55,824	176
	USD/PHP	07/03/15	55,577	423
BNP Paribas SA	USD/CZK	09/16/15	39,623	650
	USD/IDR	07/24/15	199,700	2,083
	USD/KRW	07/31/15	55,968	32
Citibank NA (London)	BRL/USD	10/02/15	261,980	2,502
	USD/KRW	07/17/15	110,780	220
	USD/RUB	07/29/15	94,354	943
Credit Suisse International (London)	USD/PEN	07/24/15	91,063	521
	USD/RUB	07/17/15	52,894	2,535
	USD/RUB	07/27/15	24,237	280
Deutsche Bank AG (London)	BRL/USD	07/02/15	106,391	668
	INR/USD	07/01/15	231,283	2,278
	MXN/USD	09/17/15	111,411	411
	MYR/USD	07/07/15	139,643	666
	THB/USD	07/24/15	146,222	113
	USD/COP	07/24/15	122,435	2,507
	USD/EUR	09/16/15	1,877,111	15,774
	USD/KRW	07/27/15	55,320	680
	USD/MXN	09/17/15	211,463	1,610
	ZAR/USD	09/16/15	379,926	4,338
HSBC Bank PLC	BRL/USD	07/02/15	112,812	2,252
	MYR/USD	07/31/15	56,640	640
	USD/BRL	07/02/15	16,181	165
	USD/CNH	09/16/15	150,557	91
	USD/KRW	07/17/15	110,781	219
	USD/RUB	07/29/15	95,381	1,067
JPMorgan Chase Bank (London)	NGN/USD	07/30/15	28,900	125
	RUB/USD	07/09/15	54,419	316
	USD/BRL	07/02/15	54,821	179
	USD/MXN	07/02/15	19,760	398
	USD/MXN	09/17/15	118,752	2,157
	USD/MXN	10/01/15	467,432	7,713
Morgan Stanley & Co. International PLC	BRL/USD	07/02/15	133,965	2,169
	INR/USD	07/31/15	64,384	25
	TRY/USD	09/16/15	318,925	9,135
	USD/CLP	07/17/15	152,884	3,361
	USD/COP	07/24/15	69,199	1,645
	USD/INR	07/01/15	64,574	63
Royal Bank of Canada	USD/MXN	10/01/15	19,653	400
Royal Bank of Scotland PLC	USD/MXN	09/17/15	754,935	14,713
	ZAR/USD	09/16/15	379,926	4,389
Standard Chartered Bank	USD/KRW	07/13/15	22,186	145
	USD/KRW	07/22/15	54,171	829
	USD/MXN	08/20/15	193,156	6,235
	USD/MXN	09/17/15	124,916	1,067
State Street Bank and Trust	USD/CNH	09/16/15	139,792	35
UBS AG (London)	BRL/USD	07/02/15	233,855	7,525
	KRW/USD	07/02/15	54,696	342
	USD/KRW	07/02/15	54,696	304
	USD/KRW	08/28/15	25,423	268
	USD/MYR	07/07/15	49,148	948
Westpac Banking Corp.	INR/USD	07/29/15	54,812	91

TOTAL				$111,492

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	COP/USD	07/17/15	$409	$(9)
	HUF/USD	09/16/15	199,724	(1,276)
	MXN/USD	09/17/15	285,871	(4,363)
Barclays Bank PLC	KRW/USD	07/27/15	55,432	(568)
	NGN/USD	08/19/15	28,001	(854)
	PLN/USD	09/16/15	43,831	(1,120)
BNP Paribas SA	PLN/USD	09/16/15	74,424	(1,498)
	USD/CNH	09/16/15	139,069	(16)
	USD/KRW	07/13/15	117,583	(257)
	USD/RUB	07/09/15	56,519	(1,519)
Citibank NA (London)	HUF/USD	09/16/15	191,373	(4,332)
	MYR/USD	07/24/15	55,843	(2,431)
	USD/BRL	07/02/15	270,709	(2,685)
	USD/EUR	09/16/15	55,803	(441)
Credit Suisse International (London)	CLP/USD	07/17/15	23,312	(261)
	PEN/USD	07/24/15	99,163	(693)
	USD/RUB	07/27/15	31,145	(145)
Deutsche Bank AG (London)	HUF/USD	09/16/15	145,038	(2,595)
	IDR/USD	07/24/15	19,151	(273)
	MXN/USD	09/17/15	52,085	(1,458)
	MYR/USD	08/26/15	271,531	(570)
	PLN/USD	09/16/15	52,447	(214)
	RUB/USD	07/17/15	214,487	(13,073)
	USD/BRL	07/02/15	20,132	(640)
	USD/BRL	08/04/15	105,124	(604)
	USD/INR	07/01/15	55,473	(473)
	USD/KRW	08/03/15	56,252	(252)
	USD/SGD	09/16/15	56,128	(128)
	USD/TRY	09/16/15	62,047	(67)
HSBC Bank PLC	BRL/USD	08/04/15	56,333	(55)
	MXN/USD	09/17/15	368,422	(6,159)
	RUB/USD	07/17/15	14,214	(920)
	TRY/USD	09/16/15	30,050	(1)
	USD/BRL	07/02/15	114,194	(2,194)
JPMorgan Chase Bank (London)	KRW/USD	07/24/15	38,154	(1,190)
	MXN/USD	09/17/15	265,193	(4,525)
	MYR/USD	07/13/15	54,677	(323)
	RON/USD	09/16/15	227,674	(2,422)
	RUB/USD	07/02/15	54,572	(1,428)
	USD/CNH	09/16/15	56,028	(28)
	USD/INR	07/01/15	111,235	(1,235)
	USD/RUB	07/02/15	54,572	(335)
	USD/TRY	09/16/15	56,665	(1,665)
	USD/TWD	07/13/15	101,542	(678)
	USD/TWD	07/21/15	53,376	(11)
Merrill Lynch International Bank Ltd.	COP/USD	07/17/15	73,731	(889)
	USD/MYR	07/24/15	18,705	(104)
Morgan Stanley & Co. International PLC	MYR/USD	07/24/15	261,329	(6,963)
	PHP/USD	07/24/15	75,831	(1,250)
	USD/BRL	07/02/15	55,913	(913)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Royal Bank of Canada	EUR/USD	09/16/15	$110,491	$(2,418)
	USD/BRL	07/02/15	55,074	(74)
Royal Bank of Scotland PLC	CLP/USD	07/22/15	54,216	(784)
	MXN/USD	09/17/15	727,035	(8,361)
	PLN/USD	09/16/15	171,649	(2,566)
	USD/TRY	09/16/15	56,349	(349)
Standard Chartered Bank	IDR/USD	07/24/15	143,607	(2,444)
	MYR/USD	07/07/15	82,034	(612)
	MYR/USD	07/13/15	54,765	(235)
	PLN/USD	09/16/15	157,322	(2,563)
	USD/CNH	09/16/15	111,166	(166)
	USD/IDR	07/24/15	42,201	(201)
	USD/TWD	07/29/15	112,020	(20)
	USD/TWD	08/03/15	56,168	(168)
UBS AG (London)	EUR/USD	09/16/15	110,491	(1,791)
	HUF/USD	09/16/15	184,983	(4,247)
	PLN/USD	09/16/15	159,228	(3,708)
	USD/KRW	07/31/15	54,497	(180)
	USD/SGD	09/16/15	181,150	(150)
	USD/ZAR	09/16/15	56,449	(1,449)
Westpac Banking Corp.	IDR/USD	07/24/15	98,766	(247)
	USD/JPY	09/16/15	55,241	(241)
	USD/SGD	09/16/15	153,577	(326)

TOTAL				$(109,403)

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:
Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	1	September 2015	$154,063	$(4,103)
2 Year U.S. Treasury Notes	4	September 2015	875,750	1,196
5 Year U.S. Treasury Notes	(5)	September 2015	(596,289)	(860)
10 Year U.S. Treasury Notes	6	September 2015	757,031	2,413

TOTAL				$(1,354)

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	BRL	2,340	01/04/16	13.795%	1 month Brazilian Interbank Deposit Average	$(1,174)
	INR	71,120	05/28/16	6 Month MIBOR	7.369%	3,222
	KRW	64,270	11/04/17	2.060	3 month KWCDC	451
	CLP	180,350	08/08/19	6 month CLICP	3.850	400
	COP	29,270	12/04/19	Colombia IBR Overnight Interbank	4.850	144
	KRW	385,000	10/29/23	3 month KWCDC	3.260	(30,058)
	MXN	680	03/03/26	6.930	Mexico Interbank TIIE 28 Days	1,885
Barclays Bank PLC	BRL	540	01/04/16	11.555	1 month Brazilian Interbank Deposit Average	(1,415)
		440	01/02/17	12.190	1 month Brazilian Interbank Deposit Average	(1,760)
	KRW	241,080	11/07/17	2.034	3 month KWCDC	1,544

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Citibank NA	BRL	120	01/04/16	1 month Brazilian Interbank Deposit Average	11.945%	$230
	THB	8,830	11/17/16	1.905%	6 Month Thai Reuters	1,793
		8,830	11/25/16	1.800	6 month Thai Reuters	1,409
	BRL	980	01/02/17	11.455	1 month Brazilian Interbank Deposit Average	(9,648)
	KRW	111,180	10/14/17	2.240	3 month KWCDC	1,253
		300,000	10/28/17	2.173	3 month KWCDC	2,892
	CLP	55,160	03/13/19	6 month CLICP	4.650	(2,691)
	COP	24,640	04/16/24	Colombia 90 days DTF	5.920	102
Credit Suisse International (London)	BRL	6,830	01/04/16	13.815	1 month Brazilian Interbank Deposit Average	(3,546)
	CLP	36,600	03/28/16	6 month CLICP	3.860	(457)
		42,120	04/28/17	6 month CLICP	3.980	(793)
		22,170	05/12/17	6 month CLICP	3.950	(387)
	BRL	170	01/02/18	11.120	1 month Brazilian Interbank Deposit Average	(2,195)
		300	01/02/18	11.960	1 month Brazilian Interbank Deposit Average	(2,212)
	CLP	10,000	03/26/19	6 month CLICP	4.540	(415)
	COP	95,320	04/15/19	Colombia 90 days DTF	5.110	(160)
		69,110	06/18/19	Colombia IBR Overnight Interbank	5.350	(280)
		28,560	12/04/19	Colombia IBR Overnight Interbank	4.900	118
Deutsche Bank AG	BRL	250	01/04/16	11.230	1 month Brazilian Interbank Deposit Average	(1,454)
		1,720	01/04/16	1 month Brazilian Interbank Deposit Average	13.155	2,279
		1,850	01/04/16	9.280	1 month Brazilian Interbank Deposit Average	(27,161)
		2,020	01/04/16	13.874	1 month Brazilian Interbank Deposit Average	(877)
		2,110	01/04/16	1 month Brazilian Interbank Deposit Average	12.000	7,329
		1,880	01/02/17	12.842	1 month Brazilian Interbank Deposit Average	(6,583)
	THB	10,330	01/08/17	1.873	6 Month Thai Reuters	2,015
	KRW	38,390	11/04/17	2.075	3 month KWCDC	283
	BRL	40	01/02/18	11.150	1 month Brazilian Interbank Deposit Average	(507)
		400	01/02/18	11.945	1 month Brazilian Interbank Deposit Average	(2,989)
	MXN	990	09/25/18	Mexico Interbank TIIE 28 Days	5.180	(954)
	CLP	17,660	04/10/19	6 month CLICP	4.430	(598)
	COP	14,300	06/17/19	Colombia IBR Overnight Interbank	5.320	(52)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank AG (continued)	BRL	150		01/02/25	1 month Brazilian Interbank Deposit Average	12.340%	$(97)
	MXN	3,740	(a)	02/15/29	9.625%	Mexico Interbank TIIE 28 Days	10,617
JPMorgan Securities, Inc.	INR	53,590		06/01/16	6 Month MIBOR	7.345	(2,734)
	THB	9,440		11/24/16	1.810	1 month Thai Reuters	1,528
	BRL	1,520		01/02/17	1 month Brazilian Interbank Deposit Average	12.290	9,266
	COP	67,690		04/22/19	Colombia IBR Overnight Interbank	5.190	(187)
		42,130		12/04/19	Colombia IBR Overnight Interbank	4.880	188
	KRW	28,590		01/15/24	3 month KWCDC	3.445	(2,673)
		135,720	(a)	09/19/24	3 month KWCDC	3.126	(3,395)
Morgan Stanley & Co. International PLC	THB	4,410		11/28/16	1.820	6 month Thai Reuters	751
	KRW	44,270		10/13/17	2.250	3 month KWCDC	509
		258,230		10/13/17	2.245	3 month KWCDC	2,938
		101,980		10/14/17	2.245	3 month KWCDC	1,161
		101,980		10/14/17	2.250	3 month KWCDC	1,172
		148,850		10/29/17	2.175	3 month KWCDC	1,442
	CLP	9,800		04/15/19	6 month CLICP	4.350	(282)
	ZAR	6,350		07/23/20	7.490	3 month JIBAR	(4,432)
	BRL	150		01/04/21	1 month Brazilian Interbank Deposit Average	11.410	1,498
		840		01/04/21	12.380	1 month Brazilian Interbank Deposit Average	(517)

TOTAL							$(54,264)

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

MXN	18,280		08/27/15	Mexico Interbank TIIE 28 Days	3.565%	$1	$(716)
	15,180		09/11/15	3.510%	Mexico Interbank TIIE 28 Days	1	447
ZAR	1,120		06/13/19	7.640	3 month JIBAR	1	422
	350		09/05/19	7.280	3 month JIBAR	(1)	(285)
	2,400		09/08/19	7.310	3 month JIBAR	(6)	(1,778)
EUR	240	(a)	09/16/20	6 month EURO	0.500	1,696	(1,011)
ZAR	750		03/14/24	3 month JIBAR	8.550	1	(1,348)
	690		12/18/24	3 month JIBAR	7.890	—	1,405
MXN	1,060		01/24/25	Mexico Interbank TIIE 28 Days	5.660	1	3,479
EUR	260	(a)	09/16/25	6 month EURO	1.250	(1,817)	271

TOTAL						$(123)	$886

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250%, 10/28/14	$30	(1.000)%	06/20/19	0.707%	$(142)	$(205)
Barclays Bank PLC		30	(1.000)	03/20/19	0.665	(98)	(277)
Citibank NA		480	(1.000)	03/20/19	0.665	(1,620)	(4,357)
		1,060	(1.000)	06/20/19	0.707	(6,259)	(6,020)
JPMorgan Securities, Inc.		30	(1.000)	03/20/19	0.665	(81)	(293)
		170	(1.000)	06/20/19	0.707	(782)	(1,187)
Protection Sold:
Barclays Bank PLC	Republic of Colombia, 10.375%, 01/28/33	300	1.000	12/20/19	1.515	(11,148)	4,643
		60	1.000	06/20/20	3.386	(6,673)	342

TOTAL						$(26,803)	$(7,354)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Swap Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Unrealized Gain (Loss)*

Deutsche Bank AG	COP 75,400	Titulos de Tesoreria 10.000%, 07/24/24	07/29/15	0.750%	$100

#	The Fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$22,146,352

Gross unrealized gain	171,930
Gross unrealized loss	(1,496,339)

Net unrealized security loss	$(1,324,409)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 57.9%
Argentina – 1.8%
Republic of Argentina (NR/NR)
EUR	5,353,043	7.820	%(a)	12/31/33	$ 5,281,537
	$8,664,595	8.280	(a)	12/31/33	8,108,631
	1,586,000	0.000	(b)(c)	12/15/35	130,052
EUR	70,905,341	0.000	(b)(c)	12/15/35	6,482,000
	$44,224	8.280	(a)(c)	12/31/33	42,671

					20,044,891

Azerbaijan – 1.6%
Republic of Azerbaijan (NR/Baa3)
	17,600,000	4.750		03/18/24	17,930,000

Belize(d)(e) – 0.2%
Government of Belize (B-/Caa2)
	2,446,500	5.000		02/20/38	1,837,933

Brazil – 1.4%
Brazil Letras do Tesouro Nacional (BBB+/Baa2)(f)
BRL	13,438,000	0.000		01/01/16	4,037,142
Brazil Notas do Tesouro Nacional (BBB+/Baa2)
	2,702,000	10.000		01/01/25	749,728
	6,541,746	6.000		08/15/40	2,065,287
Federal Republic of Brazil (BBB+/Baa2)
	19,415,158	6.000		08/15/50	6,157,933
Federal Republic of Brazil (BBB-/Baa2)
	$1,230,000	5.625		01/07/41	1,174,650
	1,580,000	5.000		01/27/45	1,366,700

					15,551,440

Bulgaria – 1.7%
Republic of Bulgaria (BB+/Baa2)
EUR	610,000	4.250		07/09/17	724,262
	4,920,000	2.000		03/26/22	5,272,514
	10,410,000	2.950		09/03/24	11,387,980
	1,770,000	3.125		03/26/35	1,657,558

					19,042,314

Colombia – 1.7%
Republic of Colombia (BBB/Baa2)
	$310,000	8.700		02/15/16	313,604
	920,000	7.375		09/18/37	1,133,900
	6,340,000	5.625		02/26/44	6,419,250
	12,680,000	5.000		06/15/45	11,729,000

					19,595,754

Costa Rica – 1.9%
Republic of Costa Rica (BB/Ba1)
	390,000	9.995		08/01/20	491,887
	3,700,000	5.625	(d)	04/30/43	3,061,750
	2,660,000	5.625		04/30/43	2,201,150
	1,360,000	7.000		04/04/44	1,305,600
	14,630,000	7.158	(d)	03/12/45	14,191,100

					21,251,487

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Croatia – 5.6%
Republic of Croatia (BB/Ba1)
	$10,087,000	6.250%		04/27/17	$ 10,667,002
EUR	1,240,000	5.875		07/09/18	1,503,375
	$3,870,000	6.750		11/05/19	4,257,000
	3,140,000	6.625		07/14/20	3,434,375
	1,390,000	6.375		03/24/21	1,502,938
EUR	21,380,000	3.875		05/30/22	23,796,751
	$7,671,000	6.000		01/26/24	8,092,905
EUR	11,260,000	3.000		03/11/25	11,282,194

					64,536,540

Dominican Republic – 6.4%
Dominican Republic (NR/NR)
DOP	20,700,000	16.000		07/10/20	568,194
	57,100,000	11.500		05/10/24	1,381,718
	34,600,000	18.500	(d)	02/04/28	1,128,083
	127,100,000	11.375		07/06/29	2,978,500
Dominican Republic (BB-/B1)
	$2,032,940	9.040		01/23/18	2,185,411
	1,532,000	7.500		05/06/21	1,715,840
	8,830,000	6.600		01/28/24	9,514,325
	5,800,000	5.875		04/18/24	6,010,250
	1,500,000	8.625		04/20/27	1,803,750
	4,156,000	7.450		04/30/44	4,530,040
	15,210,000	7.450	(d)	04/30/44	16,578,900
	19,870,000	6.850	(d)	01/27/45	20,317,075
	4,030,000	6.850		01/27/45	4,120,675

					72,832,761

Ecuador(d) – 0.3%
Ecuador Government International Bond (B+/NR)
	2,960,000	10.500		03/24/20	2,967,400

Egypt – 0.2%
Republic of Egypt (B-/NR)(d)
	2,290,000	5.875		06/11/25	2,224,163
Republic of Egypt (B-/B3)
	520,000	6.875		04/30/40	509,600

					2,733,763

El Salvador – 0.9%
El Salvador Government International Bond (B+/Ba3)
	1,550,000	7.375		12/01/19	1,685,625
	1,160,000	7.750	(g)	01/24/23	1,265,850
	1,000,000	6.375		01/18/27	972,500
	3,790,000	8.250		04/10/32	4,159,525
	1,190,000	7.650		06/15/35	1,204,875
	1,500,000	7.625		02/01/41	1,500,000

					10,788,375

Ethiopia – 0.3%
Republic of Ethiopia (B/B1)
	2,210,000	6.625	(d)	12/11/24	2,181,270
	1,410,000	6.625		12/11/24	1,391,670

					3,572,940

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Gabon(d) – 0.2%
Republic of Gabon (B+/NR)
	$911,800	6.375%		12/12/24	$ 882,167
Republic of Gabon (B+/Ba3)
	1,770,000	6.950		06/16/25	1,752,300

					2,634,467

Guatemala – 0.8%
Republic of Guatemala (BB/Ba1)
	3,300,000	5.750	(d)	06/06/22	3,547,500
	3,180,000	5.750		06/06/22	3,418,500
	410,000	4.875	(d)	02/13/28	403,338
	1,875,000	4.875		02/13/28	1,844,531

					9,213,869

Honduras(d) – 1.3%
Republic of Honduras (B/B3)
	10,580,000	8.750		12/16/20	12,021,525
	2,660,000	7.500		03/15/24	2,884,012

					14,905,537

Hungary – 3.6%
Hungary Government Bond (BB+/Ba1)
EUR	5,780,000	4.375		07/04/17	6,865,644
	$1,850,000	4.125		02/19/18	1,922,206
EUR	7,530,000	5.750		06/11/18	9,509,733
	$3,080,000	4.000		03/25/19	3,194,853
	2,360,000	6.250		01/29/20	2,651,342
	2,550,000	5.375		02/21/23	2,780,469
	3,230,000	5.750		11/22/23	3,586,915
	6,310,000	5.375		03/25/24	6,800,602
	2,910,000	7.625		03/29/41	3,860,115

					41,171,879

Indonesia – 3.8%
Perusahaan Penerbit SBSN (NR/Baa3)(d)
	4,580,000	4.325		05/28/25	4,465,500
Perusahaan Penerbit SBSN (BB+/Baa3)
	360,000	3.300		11/21/22	338,400
Republic of Indonesia (BB+/Baa3)
	820,000	7.500		01/15/16	847,675
	2,970,000	6.875		01/17/18	3,322,687
	5,364,000	11.625		03/04/19	7,026,840
	380,000	5.875		01/15/24	419,900
	3,120,000	6.625		02/17/37	3,525,600
	8,444,000	7.750		01/17/38	10,744,990
	5,319,000	5.250		01/17/42	5,132,835
	610,000	4.625		04/15/43	549,000
	3,900,000	6.750		01/15/44	4,524,000
	1,740,000	5.125	(d)	01/15/45	1,659,525
	1,400,000	5.125		01/15/45	1,335,250

					43,892,202

Iraq – 0.6%
Republic of Iraq (NR/NR)
	8,950,000	5.800		01/15/28	7,260,687

Kazakhstan – 0.4%
Republic of Kazakhstan (BBB/Baa2)
	5,270,000	4.875		10/14/44	4,538,788

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Kenya – 0.3%
Republic of Kenya (B+/NR)
	$2,780,000	6.875	%(d)	06/24/24	$ 2,821,700
	787,000	6.875		06/24/24	798,805

					3,620,505

Latvia – 0.5%
Republic of Latvia (A-/A3)
	5,583,000	5.250		02/22/17	5,926,355

Lithuania – 1.5%
Republic of Lithuania (A-/A3)
	5,510,000	7.375		02/11/20	6,567,700
	6,010,000	6.125		03/09/21	6,913,483
	3,160,000	6.625		02/01/22	3,781,540

					17,262,723

Mexico – 2.6%
United Mexican States (NR/NR)(f)
MXN	13,301,990	0.000		07/02/15	845,115
	33,801,650	0.000		07/16/15	2,147,273
	78,887,860	0.000		07/23/15	5,003,350
	18,128,500	0.000		09/17/15	1,145,352
	19,076,260	0.000		10/01/15	1,203,701
United Mexican States (NR/A3)
	47,442,000	4.750		06/14/18	3,031,476
United Mexican States (A/A3)
	47,848,185	5.000		06/16/16	3,192,014
	4,382,200	7.500		06/03/27	305,953
	10,713,200	8.500		05/31/29	810,274
United Mexican States (BBB+/A3)
	$140,000	6.050		01/11/40	158,900
	1,870,000	4.750		03/08/44	1,781,175
	431,000	5.550		01/21/45	460,093
	7,958,000	4.600		01/23/46	7,381,045
EUR	1,960,000	4.000		03/15/15	1,895,043

					29,360,764

Montenegro(d) – 0.2%
Republic of Montenegro (B+/Ba3)
	2,560,000	3.875		03/18/20	2,626,593

Netherlands – 0.2%
Republic of Mozambique (NR/B1)
	$2,935,000	6.305		09/11/20	2,729,550

Nigeria – 0.4%
Republic of Nigeria (B+/NR)
	910,000	6.750		01/28/21	937,300
	3,710,000	6.375	(c)	07/12/23	3,710,000

					4,647,300

Pakistan – 0.8%
Islamic Republic of Pakistan (B-/B3)
	1,830,000	6.875		06/01/17	1,900,912
	1,070,000	6.875	(d)	06/01/17	1,111,463
	2,820,000	7.250	(d)	04/15/19	2,956,615
	3,060,000	6.750	(d)	12/03/19	3,136,500
	560,000	8.250	(d)	04/15/24	610,386

					9,715,876

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Panama – 2.1%
Panama Notas del Tesoro (BBB/NR)
	$920,000	4.875%		02/05/21	$ 979,524
Republic of Panama (BBB/Baa2)
	2,020,000	3.750		03/16/25	1,989,700
	1,911,000	8.875		09/30/27	2,701,676
	1,528,000	9.375	(g)	04/01/29	2,249,980
	13,500,000	6.700		01/26/36	16,655,625

					24,576,505

Paraguay(d) – 0.1%
Republic of Paraguay (BB/Ba1)
	1,610,000	4.625		01/25/23	1,626,100

Peru – 1.0%
Republic of Peru (BBB+/A3)
	1,091,000	8.750		11/21/33	1,644,682
	8,790,000	5.625		11/18/50	9,778,875

					11,423,557

Philippines – 1.2%
Republic of Philippines (BBB/Baa2)
	2,160,000	9.875		01/15/19	2,732,670
	5,869,000	8.375		06/17/19	7,248,215
	100,000	6.375		01/15/32	129,625
	2,590,000	6.375		10/23/34	3,434,987

					13,545,497

Romania – 0.7%
Republic of Romania (BBB-/Baa3)
EUR	2,490,000	5.250		06/17/16	2,899,506
	$4,570,000	6.125		01/22/44	5,118,400

					8,017,906

Russia – 0.0%
Russian Federation (BB+/Ba1)
	200,000	5.875		09/16/43	193,000

South Africa – 0.3%
Republic of South Africa (BBB-/Baa2)
	3,150,000	5.375		07/24/44	3,146,063

Sri Lanka – 2.5%
Republic of Sri Lanka (B+/B1)
	1,180,000	6.000	(d)	01/14/19	1,206,261
	360,000	6.000		01/14/19	368,012
	1,222,000	6.250	(d)	10/04/20	1,249,495
	7,701,000	6.250		10/04/20	7,874,272
	12,844,000	6.250		07/27/21	13,020,605
	5,100,000	5.875		07/25/22	5,029,875

					28,748,520

Turkey – 2.4%
Republic of Turkey (NR/Baa3)
	6,450,000	4.250		04/14/26	6,127,500

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Turkey – (continued)
Republic of Turkey (NR/Baa3) – (continued)
$3,470,000	4.875%		04/16/43	$ 3,153,362
5,364,000	7.500		07/14/17	5,920,515
610,000	8.000		02/14/34	786,138
1,401,000	6.875		03/17/36	1,623,409
1,880,000	6.750		05/30/40	2,162,000
6,960,000	6.000		01/14/41	7,316,700

				27,089,624

Ukraine – 1.2%
Financing of Infrastructural Projects State Enterprise (NR/Ca)
4,990,000	8.375		11/03/17	2,438,858
2,400,000	9.000		12/07/17	1,128,000
2,430,000	9.000	(d)	12/07/17	1,142,100
2,030,000	7.400		04/20/18	985,731
Ukraine Government Bond (CC/Ca)
9,750,000	6.250		06/17/16	4,777,500
4,030,000	9.250		07/24/17	1,944,475
2,910,000	6.750		11/14/17	1,407,712

				13,824,376

Uruguay – 0.5%
Republic of Uruguay (BBB/Baa2)
5,822,828	5.100		06/18/50	5,568,079

Venezuela – 2.8%
Republic of Venezuela (CCC/Caa3)
1,300,000	7.750		10/13/19	507,000
2,810,000	6.000		12/09/20	1,046,725
2,440,000	12.750		08/23/22	1,134,600
18,220,000	9.000		05/07/23	7,105,800
25,431,600	8.250		10/13/24	9,536,850
13,060,000	7.650		04/21/25	4,799,550
580,000	11.750		10/21/26	250,850
180,000	9.250	(c)	09/15/27	76,500
9,248,000	9.250		05/07/28	3,560,480
6,240,000	9.375		01/13/34	2,449,200
2,970,000	7.000		03/31/38	1,046,925

				31,514,480

Vietnam – 1.5%
Socialist Republic of Vietnam (BB-/B1)
12,950,000	6.750	(d)	01/29/20	14,309,750
2,576,000	4.800	(d)	11/19/24	2,569,560
200,000	4.800		11/19/24	199,500

				17,078,810

Zambia – 0.4%
Republic of Zambia (B/NR)
5,171,000	5.375		09/20/22	4,466,451

TOTAL SOVEREIGN DEBT OBLIGATIONS				$ 663,011,661

Foreign Debt Obligation – 0.4%
Supranational – 0.4%
Corporacion Andina de Fomento (AA-/Aa3)
$4,640,000	1.500%		08/08/17	$ 4,673,468

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 28.9%
Azerbaijan – 1.2%
State Oil Company of the Azerbaijan Republic (BB+/Ba1)
$4,110,000	5.450%		02/09/17	$ 4,264,125
10,080,000	4.750		03/13/23	9,616,650

				13,880,775

Bermuda(d)(h) – 0.5%
Digicel Ltd. (NR/B1)
5,230,000	6.750		03/01/23	5,177,700

Brazil – 2.3%
Banco do Brasil SA (BB-/NR)(b)(h)
3,900,000	6.250		10/29/49	2,705,625
Banco do Brasil SA (BB-/Ba3)(b)(h)
4,900,000	9.000		06/29/49	4,420,780
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)(d)
6,010,000	7.375		02/02/22	5,907,439
Brazil Minas SPE via State of Minas Gerais (BBB-/NR)(d)
13,350,000	5.333		02/15/28	12,665,813
Independencia International Ltd. (NR/NR)(a)(d)
1,277,436	12.000		12/30/16	—
Raizen Energy Finance Ltd. (BBB/Baa3)
450,000	7.000		02/01/17	478,125

				26,177,782

British Virgin Islands – 0.7%
Arcos Dorados Holdings, Inc. (NR/Ba3)(d)
2,717,000	6.625		09/27/23	2,594,735
PCCW-HKT Capital No. 3 Ltd. (BBB/Baa2)
4,855,000	5.250		07/20/15	4,863,506

				7,458,241

Chile – 4.6%
AES Gener SA (BBB-/Baa3)
1,320,000	5.250	(d)	08/15/21	1,392,600
4,719,000	5.250		08/15/21	4,978,545
Banco del Estado de Chile
3,550,000	4.125	(d)	10/07/20	3,740,812
970,000	3.875	(d)	02/08/22	993,038
1,510,000	3.875		02/08/22	1,545,863
Corpbanca SA (BBB/Baa3)(d)
4,071,000	3.875		09/22/19	4,111,710
E.CL SA (BBB/NR)
2,490,000	5.625	(d)	01/15/21	2,707,875
430,000	5.625		01/15/21	467,625
Embotelladora Andina SA (BBB/NR)(d)
1,500,000	5.000		10/01/23	1,597,500
Empresa Electrica Angamos SA (NR/Baa3)(d)
11,420,000	4.875		05/25/29	11,230,999
GNL Quintero SA (BBB/Baa2)
11,400,000	4.634	(d)	07/31/29	11,394,300
1,060,000	4.634		07/31/29	1,059,470
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
1,360,000	5.500		04/21/20	1,373,600
2,333,000	3.625		04/03/23	2,083,777
3,991,000	4.375	(d)(h)	01/28/25	3,522,057

				52,199,771

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Colombia – 0.6%
Banco de Bogota SA (BBB-/Baa2)
	$1,450,000	5.000	%(d)	01/15/17	$ 1,500,750
	4,324,000	5.000		01/15/17	4,475,340
Ecopetrol SA (BBB/Baa2)
	760,000	7.375		09/18/43	796,632

					6,772,722

Costa Rica – 1.5%
Banco de Costa Rica (NR/Ba1)
	4,870,000	5.250	(d)	08/12/18	4,994,185
	1,010,000	5.250		08/12/18	1,035,755
Banco Nacional de Costa Rica (NR/Ba1)
	3,000,000	4.875	(d)	11/01/18	3,030,000
	380,000	4.875		11/01/18	383,800
	7,390,000	6.250	(d)	11/01/23	7,426,950

					16,870,690

Croatia(d) – 0.0%
Hrvatska Elektroprivreda (BB-/Ba2)
	290,000	6.000		11/09/17	303,050

Dominican Republic(e)(h) – 0.3%
Aeropuertos Dominicanos Siglo XXI SA (B/B1)
	3,392,000	9.750		11/13/19	3,468,320

Ecuador(b) – 0.3%
EP PetroEcuador via Noble Sovereign Funding I Ltd. (B+/NR)
	4,048,684	5.912		09/24/19	3,583,086

Guatemala(h) – 0.3%
Central American Bottling Corp. (BB/Ba2)
	2,050,000	6.750	(d)	02/09/22	2,183,250
	604,000	6.750		02/09/22	643,260

					2,826,510

Hong Kong – 1.4%
Biostime International Holdings Ltd. (NR/NR)(f)(g)
HKD	16,000,000	0.000		02/20/19	1,952,126
China Unicom Ltd. (NR/NR)
CNH	8,770,000	4.000		04/16/17	1,410,120
CITIC Ltd. (BBB+/A3)
	$7,170,000	6.800		01/17/23	8,275,690
CITIC Pacific Ltd. (BBB+/A3)
	2,850,000	6.875		01/21/18	3,148,504
	1,400,000	6.375		04/10/20	1,571,620

					16,358,060

Hungary(d) – 0.2%
MFB Magyar Fejlesztesi Bank Zrt (NR/Ba1)
	2,510,000	6.250		10/21/20	2,813,635

Indonesia – 0.3%
Pertamina Persero PT (BB+/Baa3)(d)
	2,930,000	5.625		05/20/43	2,600,009
Perusahaan Gas Negara Persero Tbk PT (BB+/Baa3)
	970,000	5.125		05/16/24	976,062

					3,576,071

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Ireland – 0.9%
AHML Finance Ltd. (BB+/Ba1)(d)
RUB	103,900,000	7.750%		02/13/18	$ 1,643,139
EDC Finance Ltd. (BB+/NR)(d)
	$2,270,000	4.875		04/17/20	1,974,900
MTS International Funding Ltd. (BB+/Ba1)
	2,943,000	5.000		05/30/23	2,601,612
Phosagro OAO via Phosagro Bond Funding Ltd. (NR/Ba1)
	3,830,000	4.204	(d)	02/13/18	3,653,820
	240,000	4.204		02/13/18	228,960

					10,102,431

Israel(d) – 0.2%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)
	1,200,000	2.803		12/30/16	1,200,000
	1,200,000	3.839		12/30/18	1,216,500

					2,416,500

Ivory Coast – 0.4%
Agromercantil Senior Trust (BB/NR)(d)
	3,420,000	6.250		04/10/19	3,526,277
Comcel Trust (NR/Ba1)(h)
	330,000	6.875		02/06/24	347,325
Comunicaciones Celulares SA (NR/Ba1)(d)(h)
	810,000	6.875		02/06/24	852,525

					4,726,127

Jamaica(d)(h) – 0.1%
Digicel Group Ltd. (NR/Caa1)
	1,220,000	8.250		09/30/20	1,213,900

Kazakhstan – 0.5%
KazMunayGas National Co. (BB+/Baa3)
	1,348,000	5.750		04/30/43	1,121,435
	3,060,000	5.750	(d)	04/30/43	2,545,690
KazMunayGas National Co. JSC (BB+/Baa3)
	2,220,000	9.125		07/02/18	2,508,600

					6,175,725

Luxembourg – 3.3%
Altice Financing SA (BB-/B1)(d)(h)
	1,680,000	6.500		01/15/22	1,675,800
	1,160,000	6.625		02/15/23	1,151,300
Gazprom Neft OAO Via GPN Capital SA (BB+/Ba1)
	208,000	4.375		09/19/22	175,968
	1,320,000	6.000		11/27/23	1,204,500
	14,080,000	6.000	(d)	11/27/23	12,848,000
MHP SA (CCC-/NR)
	2,040,000	8.250		04/02/20	1,632,000
Millicom International Cellular SA (NR/Ba2)(d)(h)
	2,450,000	4.750		05/22/20	2,391,813
Tupy Overseas SA (BB-/NR)(h)
	3,450,000	6.625	(d)	07/17/24	3,381,000
	340,000	6.625		07/17/24	333,200

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Luxembourg – (continued)
Wind Acquisition Finance SA (B/Caa1)(h)
EUR	4,490,000	7.000%		04/23/21	$ 5,180,873
	$3,920,000	7.375	(d)	04/23/21	3,959,200
Wind Acquisition Finance SA (BB/Ba3)(h)
EUR	3,000,000	4.000	(d)	07/15/20	3,342,743
	150,000	4.000		07/15/20	167,137

					37,443,534

Mexico – 1.2%
America Movil SAB de CV (A-/A2)
MXN	19,010,000	6.000		06/09/19	1,212,969
Cemex SAB de CV (B+/NR)(d)(h)
EUR	1,300,000	4.750		01/11/22	1,451,116
GEO Maquinaria (D/NR)(a)(h)
	$363,000	9.625	(d)	05/02/21	10,890
	471,900	9.625		05/02/21	14,157
Gruma SAB de CV (BBB-/NR)(d)(h)
	2,620,000	4.875		12/01/24	2,695,325
Grupo Cementos de Chihuahua SAB de CV (B+/NR)(d)(h)
	710,000	8.125		02/08/20	763,250
Metalsa SA de CV (BB+/NR)(d)
	2,420,000	4.900		04/24/23	2,277,825
Sixsigma Networks Mexico SA de CV (BB-/B1)(d)(h)
	2,640,000	8.250		11/07/21	2,719,200
Trust F/1401 (NR/Baa2)(d)
	2,110,000	6.950		01/30/44	2,268,250

					13,412,982

Netherlands – 1.1%
Greenko Dutch BV (B/NR)(d)(h)
	4,530,000	8.000		08/01/19	4,209,752
Listrindo Capital BV (BB-/Ba2)(h)
	2,722,000	6.950		02/21/19	2,841,128
Lukoil International Finance BV (BBB-/Ba1)
	1,480,000	3.416		04/24/18	1,415,250
	1,270,000	7.250		11/05/19	1,336,675
	1,650,000	6.125		11/09/20	1,674,750
	620,000	4.563		04/24/23	547,150
Majapahit Holding BV (BB/Baa3)
	494,000	7.750		10/17/16	526,900
	100,000	7.250		06/28/17	108,517

					12,660,122

Paraguay – 1.1%
Banco Continental SAECA (BB/Ba1)(h)
	1,900,000	8.875	(d)	10/15/17	1,970,528
	1,990,000	8.875		10/15/17	2,063,869
Banco Regional SAECA (BB-/Ba1)
	4,670,000	8.125	(d)	01/24/19	5,010,279
	905,000	8.125		01/24/19	970,943
Telefonica Celular del Paraguay SA (NR/Ba3)(h)
	1,970,000	6.750		12/13/22	2,043,875

					12,059,494

Peru – 1.3%
Abengoa Transmision Sur SA (BBB-/NR)(d)
	5,160,000	6.875		04/30/43	5,727,600
Corp Financiera de Desarrollo SA (BBB+/NR)
	389,000	4.750	(d)	02/08/22	402,032
	2,858,000	4.750		02/08/22	2,953,743

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Peru – (continued)
Corp Lindley S.A. (BB+/NR)
$1,630,000	6.750	%(d)	11/23/21	$ 1,809,300
3,560,000	6.750		11/23/21	3,951,600
120,000	4.625	(d)	04/12/23	116,700

				14,960,975

Philippines – 0.9%
Alliance Global Group, Inc. (NR/NR)
1,500,000	6.500		08/18/17	1,591,875
Development Bank of Philippines (BBB/NR)
1,610,000	5.500		03/25/21	1,789,056
Energy Development Corp. (NR/NR)
4,665,000	6.500		01/20/21	5,144,072
San Miguel Corp. (NR/NR)(h)
2,154,000	4.875		04/26/23	2,073,225

				10,598,228

Singapore – 0.2%
China Resources Cement Holdings Ltd. (NR/Aa1)
260,000	2.125		10/05/17	260,516
Olam International Ltd. (NR/NR)
2,000,000	6.000		10/15/16	2,047,500
290,000	7.500		08/12/20	324,075

				2,632,091

South Korea – 0.0%
Korea South-East Power Co. Ltd. (A+/Aa3)
240,000	6.000		05/25/16	249,761

Turkey – 0.2%
Export Credit Bank of Turkey (BB+/Baa3)
270,000	5.375	(d)	11/04/16	280,463
2,240,000	5.375		11/04/16	2,326,800
Hazine Mustesarligi Varlik Kiralama AS (NR/Baa3)
208,000	2.803		03/26/18	206,419

				2,813,682

United Arab Emirates – 0.6%
Dolphin Energy Ltd. (NR/A1)
850,986	5.888		06/15/19	923,443
Ruwais Power Co. PJSC (A-/A3)(d)
4,990,000	6.000		08/31/36	5,713,550

				6,636,993

United States(d) – 1.2%
Brazil Loan Trust 1 (BBB-/NR)
12,983,332	5.477		07/24/23	12,788,582
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(h)(i)
1,202,900	10.625		05/01/19	1,082,610

				13,871,192

Venezuela – 1.4%
Petroleos de Venezuela SA (CCC/NR)
11,600,000	9.000		11/17/21	4,698,000
1,730,000	6.000		05/16/24	616,313
30,165,000	6.000		11/15/26	10,557,750
1,280,000	5.375		04/12/27	437,312

				16,309,375

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Vietnam(h) – 0.1%
Debt and Asset Trading Corp. (NR/NR)
$1,960,000	1.000%	10/10/25	$ 1,132,880

TOTAL CORPORATE OBLIGATIONS			$ 330,882,405

Agency Debentures – 3.0%
FFCB (AA+/Aaa)
$7,470,000	0.375%	10/07/15	$ 7,474,616
FHLB (NR/Aaa)
10,000,000	0.125	11/18/15	9,998,520
FHLB (NR/NR)(f)
17,000,000	0.000	12/04/15	16,990,497

TOTAL AGENCY DEBENTURES			$ 34,463,633

Shares	Description	Value
Common Stock – 0.0%
3	New Cotai Class B Shares	$ —

Principal Amount		Interest Rate	Maturity Date	Value
Structured Note – 0.4%
Brazil – 0.4%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
BRL	14,359,930	6.000%	08/15/40	$ 4,533,558

Municipal Debt Obligations – 1.4%
Puerto Rico – 1.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CCC+/Caa2)
	$975,000	6.000%	07/01/44	$ 638,635
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CCC+/Caa2)
	305,000	5.125	07/01/37	192,928
	640,000	5.250	07/01/42	398,400
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D (CCC+/Caa2)
	305,000	5.000	07/01/33	198,287
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (CCC-/Caa2)
	135,000	5.500	07/01/32	81,844
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2009 B (CCC-/Caa2)
	1,385,000	5.750	07/01/38	844,891
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2012 A (CCC-/Caa2)
	1,210,000	5.500	07/01/26	765,627
Puerto Rico Commonwealth GO Bonds Series 2008 A (CCC-/Caa2)
	1,315,000	5.375	07/01/33	808,817
Puerto Rico Commonwealth GO Bonds Series 2014 A (CCC-/Caa2)
	4,335,000	8.000	07/01/35	2,926,125
Puerto Rico Highways & Transportation Authority RB Refunding Series 2007 CC (AA/A2)
	125,000	5.250	07/01/36	122,966

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (CCC-/Caa3)
$4,600,000	5.500%	08/01/22	$ 2,739,024
3,725,000	5.250	08/01/27	2,048,750
340,000	0.000 (f)	08/01/32	178,582
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (CCC-/Caa3)
3,965,000	5.500	08/01/37	2,180,750
240,000	5.375	08/01/39	132,000
260,000	5.500	08/01/42	143,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (CCC-/Caa3)
660,000	6.000	08/01/39	364,650
1,365,000	5.250	08/01/41	750,750
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (CCC-/Caa3)
90,000	5.250	08/01/43	49,500

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 15,565,526

U.S. Treasury Obligations – 6.7%
United States Treasury Bond
$13,200,000	2.500%	02/15/45	$ 11,619,960
United States Treasury Notes
21,200,000	1.500	05/31/20	21,084,037
10,400,000	1.625	06/30/20	10,398,336
21,500,000	2.125	12/31/21	21,661,463
11,400,000	2.125	06/30/22	11,447,196

TOTAL U.S. TREASURY OBLIGATIONS			$ 76,210,992

TOTAL INVESTMENTS – 100.4%			$1,149,341,243

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$1,129,341,243

Short-term Investment(j) – 1.7%
Repurchase Agreements – 1.7%
Joint Repurchase Agreement Account II
$20,000,000	0.125%	07/01/15	$ 20,000,000

Reverse Repurchase Agreements – (1.2)%
United States – (1.2)%
Citibank NA Reverse Repurchase Agreement (NR/NR)
$(880,000)	0.250%	07/01/15	$ (880,000)
Reverse Repo Citibank N.A (NR/NR)
(454,158)	0.500	05/05/16	(454,158)
Reverse Repo Citibank N.A (NR/NR)
(4,008,596)	0.500	05/20/16	(4,008,596)
Reverse Repo Citibank N.A (NR/NR)
(3,601,500)	1.500	05/22/16	(3,601,500)
Reverse Repo Citibank N.A (NR/NR)
(3,186,225)	1.500	06/08/16	(3,186,225)
Reverse Repo Citibank N.A (NR/NR)
(488,015)	25.000	06/23/16	(488,015)
Reverse Repo Citibank N.A (NR/NR)
(567,500)	0.250	06/25/16	(567,500)

Principal Amount	Interest Rate	Maturity Date	Value
Reverse Repurchase Agreements – (continued)
TOTAL REVERSE REPURCHASE AGREEMENTS			$ (13,185,994)

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			8,231,222

NET ASSETS – 100.0%			$1,144,386,471

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(c)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2015, the value of securities pledged amounted to $10,441,223.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $317,232,330, which represents approximately 27.7% of net assets as of June 30, 2015.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2015.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2015.

(h)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(i)	Pay-in-kind securities.

(j)	Joint repurchase agreement was entered into on June 30, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
DOP	— Dominican Peso
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

GO	— General Obligation
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LLC	— Limited Liability Company
NR	— Not Rated
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/HUF	09/16/15	$1,919,875	$33,241
	USD/MXN	09/17/15	3,879,172	60,828
	USD/MXN	09/18/15	1,137,949	21,396
Barclays Bank PLC	PHP/USD	07/03/15	2,221,789	8,789
	USD/KRW	08/03/15	1,949,843	6,157
	USD/MXN	07/29/15	3,215,277	60,323
BNP Paribas SA	USD/KRW	07/31/15	1,964,860	1,140
Citibank NA (London)	USD/KRW	07/17/15	2,351,335	4,665
	USD/RUB	07/29/15	1,379,289	13,795
Credit Suisse International (London)	USD/MXN	07/23/15	7,098,919	146,197
	USD/RUB	07/17/15	1,617,053	97,246
	USD/RUB	07/27/15	926,439	10,727
Deutsche Bank AG (London)	BRL/USD	07/02/15	5,208,998	32,727
	INR/USD	07/01/15	1,606,452	18,283
	MXN/USD	09/17/15	1,977,286	7,286
	USD/EUR	09/16/15	60,650,916	509,677
	USD/KRW	07/27/15	1,941,127	23,873
	USD/MXN	09/17/15	2,199,585	13,415
HSBC Bank PLC	BRL/USD	07/02/15	8,619,379	123,198
	MYR/USD	07/31/15	1,988,466	22,466
	USD/BRL	07/02/15	569,210	5,833
	USD/CNH	09/16/15	4,410,348	2,652
	USD/KRW	07/17/15	3,918,254	7,746
	USD/MYR	07/07/15	703,329	—
	USD/PHP	07/03/15	2,359,907	18,093
	USD/RUB	07/29/15	1,394,302	15,603
JPMorgan Chase Bank (London)	RUB/USD	07/09/15	2,944,463	17,098
	USD/BRL	07/02/15	2,075,209	6,791
	USD/MXN	07/02/15	839,440	16,888
Morgan Stanley & Co. International PLC	BRL/USD	07/02/15	4,563,521	84,179
	INR/USD	07/01/15	6,343,479	29,847
	INR/USD	07/31/15	2,357,856	922
	TRY/USD	09/16/15	2,592,468	74,261
	USD/INR	07/01/15	2,364,818	2,305
Royal Bank of Canada	BRL/USD	07/02/15	13,833,408	141,574
	USD/MXN	10/01/15	834,874	16,978
Royal Bank of Scotland PLC	USD/MXN	07/09/15	6,557,919	346,003
Standard Chartered Bank	INR/USD	07/01/15	2,637,819	23,730
	USD/KRW	07/13/15	2,114,997	13,841
	USD/KRW	07/22/15	1,925,531	29,469
	USD/MYR	07/24/15	15,383,663	408,192
State Street Bank and Trust	USD/CNH	09/16/15	8,007,370	1,992
UBS AG (London)	BRL/USD	07/02/15	856,189	32,104
	KRW/USD	07/02/15	2,677,133	16,756
	USD/KRW	07/02/15	2,677,133	14,867
	USD/KRW	08/28/15	5,562,697	58,686
	USD/MXN	07/29/15	11,300,771	166,703
	USD/MYR	07/07/15	2,809,121	54,177
Westpac Banking Corp.	INR/USD	07/29/15	2,354,136	3,875
	USD/EUR	08/07/15	90,149,305	914,174
	USD/MYR	07/07/15	2,779,941	35,466

TOTAL				$3,776,234

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	HUF/USD	09/16/15	$6,342,472	$(40,528)
	MXN/USD	09/17/15	8,580,029	(130,971)
Barclays Bank PLC	KRW/USD	07/27/15	1,948,042	(19,958)
	USD/HKD	07/13/15	1,917,530	(421)
	USD/INR	07/01/15	1,025,985	(7,042)
BNP Paribas SA	USD/CNH	09/16/15	5,589,832	(669)
	USD/KRW	07/13/15	2,267,386	(4,967)
	USD/RUB	07/09/15	2,277,219	(61,219)
Citibank NA (London)	HUF/USD	09/16/15	3,305,178	(74,822)
	USD/EUR	09/16/15	1,976,553	(15,631)
Credit Suisse International (London)	USD/RUB	07/27/15	1,104,144	(5,144)
Deutsche Bank AG (London)	USD/BRL	07/02/15	851,137	(27,052)
	USD/BRL	08/04/15	5,146,950	(29,599)
	USD/INR	07/01/15	2,714,160	(23,160)
	USD/KRW	08/03/15	1,970,815	(8,815)
	USD/SGD	09/16/15	1,970,486	(4,486)
HSBC Bank PLC	BRL/USD	08/04/15	1,962,977	(1,901)
	MXN/USD	09/17/15	10,132,929	(178,190)
	USD/BRL	07/02/15	7,495,204	(160,204)
JPMorgan Chase Bank (London)	EUR/USD	08/07/15	482,951	(1,222)
	KRW/USD	07/24/15	3,865,672	(120,526)
	MXN/USD	09/17/15	10,175,424	(173,607)
	MYR/USD	07/13/15	2,069,760	(12,240)
	RUB/USD	07/02/15	2,952,736	(77,264)
	USD/BRL	07/02/15	18,027,675	(574,266)
	USD/CNH	09/16/15	1,060,534	(534)
	USD/INR	07/01/15	4,482,787	(49,787)
	USD/RUB	07/02/15	2,952,736	(18,102)
	USD/TRY	09/16/15	2,145,023	(63,023)
	USD/TWD	07/13/15	5,798,826	(38,717)
	USD/TWD	07/21/15	1,729,765	(341)
Merrill Lynch International Bank Ltd.	EUR/USD	08/07/15	2,178,423	(50,583)
Morgan Stanley & Co. International PLC	USD/BRL	07/02/15	2,108,444	(34,444)
Royal Bank of Canada	EUR/USD	09/16/15	3,849,312	(84,238)
	USD/BRL	07/02/15	1,954,617	(2,617)
	USD/BRL	10/02/15	13,387,320	(134,166)
	USD/MYR	07/07/15	2,686,112	(12,673)
Royal Bank of Scotland PLC	CLP/USD	07/22/15	1,927,116	(27,884)
	EUR/USD	09/16/15	10,165,362	(110,517)
	MXN/USD	09/17/15	27,362,492	(308,396)
	PLN/USD	09/16/15	1,942,953	(29,047)
	USD/TRY	09/16/15	2,359,616	(14,616)
Standard Chartered Bank	MYR/USD	07/07/15	4,416,624	(36,907)
	MYR/USD	07/13/15	3,731,952	(16,048)
	MYR/USD	07/24/15	10,361,691	(140,780)
	PLN/USD	09/16/15	3,601,503	(58,674)
	USD/CNH	09/16/15	3,931,864	(5,864)
	USD/TWD	07/29/15	3,936,709	(709)
	USD/TWD	08/03/15	1,967,896	(5,896)
UBS AG (London)	EUR/USD	09/16/15	3,849,312	(62,406)
	HUF/USD	09/16/15	5,582,231	(128,172)
	PLN/USD	09/16/15	2,546,015	(59,292)
	USD/KRW	07/31/15	2,667,380	(8,824)
	USD/SGD	09/16/15	5,539,579	(4,579)
	USD/ZAR	09/16/15	2,008,575	(51,575)
Westpac Banking Corp.	USD/JPY	09/16/15	1,963,564	(8,563)
	USD/SGD	09/16/15	8,500,457	(18,024)

TOTAL				$(3,339,902)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Euro Buxl 30 Year Bonds	(12)	September 2015	$(1,988,535)	$24,063
Ultra Long U.S. Treasury Bonds	(158)	September 2015	(24,341,875)	21,606
2 Year German Euro-Schatz	(265)	September 2015	(32,874,545)	(26,988)
2 Year U.S. Treasury Notes	133	September 2015	29,118,688	34,981
5 Year U.S. Treasury Notes	506	September 2015	60,344,453	188,058
10 Year U.S. Treasury Notes	777	September 2015	98,035,547	131,242
20 Year U.S. Treasury Bonds	299	September 2015	45,102,281	128,411

TOTAL				$501,373

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	7,739,660	11/04/17	2.060%	3 month KWCDC	$54,369
	MXN	14,640	03/03/26	6.930	Mexico Interbank TIIE 28 Days	40,581
Barclays Bank PLC	KRW	1,000,000	08/09/23	3 month KWCDC	3.440%	(89,264)
	MYR	6,800	08/14/23	3 month KLIBOR	4.485	(28,120)
Citibank NA	KRW	4,820,980	03/07/17	2.875	3 month KWCDC	88,738
		18,832,760	10/06/17	2.239	3 month KWCDC	211,194
		4,044,740	10/14/17	2.240	3 month KWCDC	45,580
	MYR	18,970	09/17/18	3 month KLIBOR	3.830	(4,666)
		11,920	09/24/18	3 month KLIBOR	3.785	1,594
		20,280	11/19/18	3 month KLIBOR	3.915	(17,443)
		9,040	11/21/18	3 month KLIBOR	3.960	(11,227)
	KRW	2,069,140	08/16/23	3 month KWCDC	3.485	(190,733)
	MYR	14,950	11/15/23	3 month KLIBOR	4.450	(48,301)
Deutsche Bank AG	BRL	15,170	01/04/16	11.230	1 month Brazilian Interbank Deposit Average	(88,238)
		64,600	01/04/16	11.650	1 month Brazilian Interbank Deposit Average	(283,697)
		84,590	01/04/16	1 month Brazilian Interbank Deposit Average	12.000	293,822
	KRW	4,252,430	03/03/17	2.850	3 month KWCDC	76,772
	MYR	19,420	09/13/18	3 month KLIBOR	3.920	(19,229)
	MXN	60,090	09/25/18	Mexico Interbank TIIE 28 Days	5.180	(57,892)
	MYR	16,090	11/14/18	3 month KLIBOR	3.880	(9,167)
	BRL	50,680	01/04/21	12.489	1 month Brazilian Interbank Deposit Average	19,438
	MYR	5,830	08/14/23	3 month KLIBOR	4.490	(29,282)
JPMorgan Securities, Inc.	KRW	38,314,470	03/05/17	2.889	3 month KWCDC	715,510
	MYR	11,150	12/11/18	3 month KLIBOR	3.972	(14,503)
		6,450	08/15/23	3 month KLIBOR	4.520	(30,883)
	KRW	2,607,840	08/19/23	3 month KWCDC	3.563	(254,794)
	MYR	9,260	09/26/23	3 month KLIBOR	4.330	(14,968)
	KRW	1,936,610	01/15/24	3 month KWCDC	3.445	(181,091)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Morgan Stanley & Co. International PLC	KRW	767,460		10/13/17	2.250%	3 month KWCDC	$8,817
		3,709,820		10/14/17	2.245	3 month KWCDC	42,220
		3,709,830		10/14/17	2.250	3 month KWCDC	42,635
	MYR	23,990		11/20/18	3 month KLIBOR	3.934%	(24,201)
	KRW	6,983,920	(a)	12/11/22	3 month KWCDC	3.260	(269,212)
		18,128,470	(a)	12/12/22	3 month KWCDC	3.290	(721,835)
		2,022,340		08/16/23	3 month KWCDC	3.485	(186,554)

TOTAL							$(934,030)

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	MXN	103,600		09/25/18	Mexico Interbank TIIE 28 Days	5.190%	$25	$(101,921)
	EUR	13,100	(a)	09/16/20	6 month EURO	0.500	92,596	(55,185)
		41,540	(a)	09/16/25	6 month EURO	1.250	(290,283)	43,390

TOTAL							$(197,662)	$(113,716)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 7.500%, 10/28/17	$1,100	(1.000)%	03/20/19	0.665%	$(1,548)	$(12,146)
		2,680	(1.000)	06/20/19	0.707	(13,087)	(17,964)
Barclays Bank PLC		12,630	(1.000)	03/20/19	0.665	(117,643)	(39,593)
		3,350	(1.000)	09/20/19	0.744	(41,108)	5,155
Citibank NA		31,240	(1.000)	03/20/19	0.665	(107,648)	(281,274)
		21,500	(1.000)	06/20/19	0.707	(60,713)	(188,386)
JPMorgan Securities, Inc.		10,100	(1.000)	03/20/19	0.665	(46,435)	(79,305)
		4,400	(1.000)	06/20/19	0.707	(21,524)	(29,454)
Protection Sold:
Bank of America Securities LLC	Russian Federation 7.500%, 03/31/30	3,110	1.000	12/20/19	3.332	(512,659)	219,589
		2,390	1.000	12/20/19	3.332	(358,998)	133,776
Barclays Bank PLC		3,190	1.000	12/20/19	3.332	(359,170)	58,562
	Republic of Colombia 10.375%, 01/28/33	10,640	1.000	12/20/19	1.515	(395,387)	164,683
Barclays Bank Plc	Russian Federation 7.500%, 03/31/30	3,450	1.000	06/20/20	3.386	(383,706)	19,663
Citibank NA		550	1.000	03/20/20	3.360	(97,204)	42,258

TOTAL						$(2,516,831)	$(4,437)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,196,722,623

Gross unrealized gain	27,297,457
Gross unrealized loss	(74,678,837)

Net unrealized security loss	$(47,381,380)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 91.7%
Aerospace & Defense – 0.5%
Moog, Inc. (BB/Ba3)(a)
$11,350,000	5.250%	12/01/22	$ 11,548,625
TransDigm, Inc. (CCC+/Caa1)
14,250,000	6.000	07/15/22	14,071,875

			25,620,500

Airlines – 0.9%
Air Canada (BB/B2)(a)
12,950,000	8.750	04/01/20	14,277,375
Air Canada (BB/Ba3)(a)
6,850,000	6.750	10/01/19	7,276,070
Air Canada (BBB-/Ba1)(a)
2,344,619	5.375	11/15/22	2,438,404
Continental Airlines 2012-3 Class C Pass Thru Certificates (NR/Ba2)
8,100,000	6.125	04/29/18	8,403,750
VistaJet Malta Finance PLC/VistaJet Co Finance LLC (B-/NR)(a)
15,800,000	7.750	06/01/20	15,247,000

			47,642,599

Automotive – 0.1%
Chrysler Group LLC (BB-/B1)
5,000,000	8.250	06/15/21	5,450,000
General Motors Liquidation Co. (NR/NR)(b)
2,000,000	7.700	04/15/16	—
7,125,000	7.125	07/15/13	—
1,000,000	8.800	03/01/49	—
14,500,000	8.375	07/15/49	—

			5,450,000

Automotive Parts(a) – 2.0%
Gates Global LLC (B/Caa2)
36,000,000	6.000	07/15/22	32,535,000
Schaeffler Finance BV (BB-/Ba2)
32,150,000	4.250	05/15/21	31,507,000
Schaeffler Holding Finance BV (B/B1)(c)
7,200,000	6.875	08/15/18	7,460,784
13,000,000	6.750	11/15/22	14,040,000
ZF North America Capital, Inc. (BB/Ba2)
10,050,000	4.500	04/29/22	9,849,000
13,950,000	4.750	04/29/25	13,496,625

			108,888,409

Banks(d) – 3.0%
Bank of America Corp. (BB/Ba2)
10,050,000	6.250	09/05/49	9,949,500
16,600,000	6.500	10/23/49	17,181,000
Barclays Bank PLC (B+/NR)
10,000,000	8.250	12/15/49	10,575,000
Citigroup, Inc. (BB/Ba2)
15,600,000	5.875	03/27/49	15,756,000
11,950,000	5.900	12/31/49	11,711,000
Credit Suisse Group AG (BB/NR)(a)
20,500,000	7.500	12/11/49	21,422,500
HSBC Holdings PLC (NR/Baa3)
2,250,000	6.375	03/30/49	2,261,250
11,250,000	6.375	09/17/49	11,278,125
ING Groep NV (BB-/Ba1)
5,650,000	6.500	04/16/49	5,424,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks(d) – (continued)
JPMorgan Chase & Co. (BBB-/Baa3)
	$4,250,000	5.000%		07/01/49	$ 4,159,687
	23,000,000	6.100		10/01/49	23,080,500
Morgan Stanley, Inc. (BB/Ba1)
	10,400,000	5.550		07/15/49	10,296,000
Royal Bank of Scotland PLC (BB+/NR)
	7,000,000	9.500		03/16/22	7,752,500
Wells Fargo & Co. (BBB/Baa2)
	13,150,000	5.875		06/15/49	13,462,970

					164,310,032

Building Materials – 1.6%
Atrium Windows & Doors, Inc. (B-/Caa1)(a)
	11,150,000	7.750		05/01/19	9,156,937
Builders FirstSource, Inc. (B/Caa1)(a)
	8,000,000	7.625		06/01/21	8,260,000
Gibraltar Industries, Inc. (BB-/NR)
	9,000,000	6.250		02/01/21	9,270,000
Hardwoods Acquisition, Inc. (B/B3)(a)
	11,880,000	7.500		08/01/21	11,449,350
James Hardie International Finance Ltd. (BB-/Ba2)(a)
	6,450,000	5.875		02/15/23	6,643,500
Masonite International Corp. (BB-/B2)(a)
	5,650,000	5.625		03/15/23	5,741,813
Norbord, Inc. (BB-/Ba2)(a)
	2,850,000	6.250		04/15/23	2,878,771
RSI Home Products, Inc. (B+/B1)(a)
	9,900,000	6.500		03/15/23	9,900,000
Safway Group Holding LLC/Safway Finance Corp. (B+/B3)(a)
	4,800,000	7.000		05/15/18	4,926,000
Summit Materials LLC/Summit Materials Finance Corp. (B/Caa2)
	3,449,000	10.500		01/31/20	3,776,655
Transfield Services Ltd. (B+/Ba3)(a)
	4,350,000	8.375		05/15/20	4,632,750
Zachry Holdings, Inc. (B+/B2)(a)
	14,750,000	7.500		02/01/20	14,676,250

					91,312,026

Chemicals – 2.7%
Ashland, Inc. (BB/Ba1)
	6,450,000	3.875		04/15/18	6,627,375
	11,000,000	4.750		08/15/22	10,780,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV (BB-/Ba3)
EUR	7,000,000	5.750		02/01/21	8,182,126
Eagle Spinco, Inc. (BB/Ba3)
	$15,250,000	4.625		02/15/21	14,754,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC/Caa2)
	22,000,000	8.875		02/01/18	19,855,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC/Caa3)
	5,000,000	9.000		11/15/20	3,600,000
Huntsman International LLC (B+/B1)
	18,000,000	4.875		11/15/20	18,045,000
	10,800,000	5.125	(a)	11/15/22	10,638,000
Momentive Performance Materials, Inc. (B/B3)
	13,000,000	3.880		10/24/21	11,667,500
SPCM SA (BB+/Ba3)(a)
	2,800,000	6.000		01/15/22	2,891,000
The Chemours Co. (NR/B1)(a)
	20,150,000	7.000		05/15/25	19,520,313
The Chemours Co. (BB-/B1)(a)
	5,550,000	6.625		05/15/23	5,369,625
Univar, Inc. (B/Caa1)(a)
	10,350,000	6.750		07/15/23	10,401,750
WR Grace & Co. (BB-/Ba3)(a)
	3,000,000	5.125		10/01/21	3,030,000
	2,150,000	5.625		10/01/24	2,182,250

					147,544,314

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Conglomerates – 0.3%
Park-Ohio Industries, Inc. (B-/B3)
$17,000,000	8.125%		04/01/21	$ 17,977,500

Construction Machinery – 1.4%
Accudyne Industries Borrower/Accudyne Industries LLC (CCC+/Caa1)(a)
10,000,000	7.750		12/15/20	9,275,000
ATS Automation Tooling Systems, Inc. (B+/B2)(a)
10,250,000	6.500		06/15/23	10,503,175
Cleaver-Brooks, Inc. (B/B2)(a)
5,000,000	8.750		12/15/19	4,925,000
DH Services Luxembourg Sarl (CCC+/Caa1)(a)
15,250,000	7.750		12/15/20	15,821,875
Milacron LLC/Mcron Finance Corp. (CCC+/Caa2)(a)
21,000,000	7.750		02/15/21	21,603,750
The Manitowoc Co., Inc. (BB-/B2)
6,000,000	8.500		11/01/20	6,337,500
Waterjet Holdings, Inc. (B/B2)(a)
10,200,000	7.625		02/01/20	10,608,000

				79,074,300

Consumer Products – Household & Leisure – 0.7%
Radio Systems Corp. (B/B3)(a)
3,150,000	8.375		11/01/19	3,362,625
Serta Simmons Holdings LLC (CCC+/Caa1)(a)
7,000,000	8.125		10/01/20	7,402,500
Spectrum Brands, Inc. (B/B2)
3,750,000	6.375		11/15/20	3,956,250
5,100,000	6.625		11/15/22	5,431,500
The Sun Products Corp. (CCC/Caa2)(a)(e)
19,000,000	7.750		03/15/21	17,266,250

				37,419,125

Consumer Products – Industrial – 1.4%
HD Supply, Inc. (B+/B1)(a)
16,950,000	5.250		12/15/21	17,055,938
HD Supply, Inc. (CCC+/B3)
10,200,000	11.000		04/15/20	11,385,750
HD Supply, Inc. (CCC+/Caa2)
18,300,000	7.500		07/15/20	19,329,375
15,000,000	11.500		07/15/20	17,343,750
WESCO Distribution, Inc. (BB-/B1)
10,000,000	5.375		12/15/21	10,137,500

				75,252,313

Consumer Products – Non Durable – 1.6%
Acosta, Inc. (CCC+/Caa1)(a)
15,000,000	7.750		10/01/22	15,000,000
APX Group, Inc. (B/Ba3)
12,000,000	6.375		12/01/19	11,640,000
APX Group, Inc. (CCC+/Caa1)
5,000,000	8.750		12/01/20	4,500,000
Constellation Brands, Inc. (BB+/Ba1)
5,000,000	3.750		05/01/21	4,887,500
12,500,000	4.250		05/01/23	12,312,500
8,150,000	4.750		11/15/24	8,129,625
Prestige Brands, Inc. (B-/Caa1)
3,700,000	8.125		02/01/20	3,959,000
6,850,000	5.375	(a)	12/15/21	6,850,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Products – Non Durable – (continued)
Sally Holdings LLC (BB+/Ba2)
$150,000	6.875%		11/15/19	$ 155,625
21,000,000	5.750		06/01/22	22,023,750
650,000	5.500		11/01/23	673,562

				90,131,562

Emerging Markets(a) – 0.8%
Digicel Group Ltd. (NR/Caa1)
11,800,000	8.250		09/30/20	11,741,000
5,000,000	7.125		04/01/22	4,662,500
Digicel Ltd. (NR/B1)
8,000,000	7.000		02/15/20	8,300,000
4,000,000	6.000		04/15/21	3,840,000
18,270,000	6.750		03/01/23	18,087,300

				46,630,800

Energy – Coal – 0.5%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (BB-/B1)
7,750,000	8.500		12/15/19	6,568,125
Murray Energy Corp. (NR/B3)(a)
8,700,000	11.250		04/15/21	7,308,000
Peabody Energy Corp. (B+/Caa1)
12,000,000	6.000		11/15/18	5,760,000
Peabody Energy Corp. (B-/Caa2)
7,250,000	4.750		12/15/41	1,250,625
Peabody Energy Corp. (BB+/B3)(a)
15,750,000	10.000		03/15/22	9,765,000

				30,651,750

Energy – Exploration & Production – 8.0%
Antero Resources Corp. (BB/Ba3)
8,550,000	5.375		11/01/21	8,250,750
7,900,000	5.125		12/01/22	7,465,500
11,025,000	5.625	(a)	06/01/23	10,666,687
Berry Petroleum Co. (B+/B1)
12,000,000	6.375		09/15/22	9,300,000
Carrizo Oil & Gas, Inc. (B/B2)
5,400,000	6.250		04/15/23	5,413,500
Chaparral Energy, Inc. (B-/B3)
7,000,000	9.875		10/01/20	5,600,000
3,175,000	8.250		09/01/21	2,349,500
10,000,000	7.625		11/15/22	7,100,000
Chesapeake Energy Corp. (BB+/Ba1)
4,000,000	6.625		08/15/20	3,900,000
850,000	6.875		11/15/20	833,000
5,000,000	6.125		02/15/21	4,700,000
9,000,000	4.875		04/15/22	7,807,500
15,000,000	5.750	(e)	03/15/23	13,575,000
Cimarex Energy Co. (BBB-/Baa3)
3,550,000	4.375		06/01/24	3,505,625
Comstock Resources, Inc. (B/Ba3)(a)(e)
10,975,000	10.000		03/15/20	9,932,375
Concho Resources, Inc. (BB+/Ba3)
760,000	7.000		01/15/21	796,100
2,550,000	6.500		01/15/22	2,658,375
6,000,000	5.500		10/01/22	5,970,000
6,000,000	5.500		04/01/23	6,000,000
CrownRock LP/CrownRock Finance, Inc. (B/Caa1)(a)
20,000,000	7.125		04/15/21	20,700,000
1,450,000	7.750		02/15/23	1,533,375
EP Energy LLC/Everest Acquisition Finance, Inc. (B/B1)(a)(e)
14,000,000	6.375		06/15/23	14,035,000
Gulfmark Offshore, Inc. (B+/B1)(e)
9,250,000	6.375		03/15/22	6,937,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – Exploration & Production – (continued)
Halcon Resources Corp. (CCC/Caa3)
$3,900,000	9.750	%(e)	07/15/20	$ 2,622,750
6,000,000	8.875	(e)	05/15/21	3,900,000
4,300,000	9.250		02/15/22	2,752,000
Laredo Petroleum, Inc. (B/B2)
9,300,000	5.625		01/15/22	9,160,500
7,639,000	7.375		05/01/22	8,020,950
10,900,000	6.250		03/15/23	11,036,250
Linn Energy LLC/Linn Energy Finance Corp. (B/B1)
19,000,000	6.250		11/01/19	14,867,500
2,850,000	7.750		02/01/21	2,223,000
Magnum Hunter Resources Corp. (C/Caa3)
6,450,000	9.750		05/15/20	5,772,750
Matador Resources Co. (B-/B3)(a)
3,450,000	6.875		04/15/23	3,523,312
MEG Energy Corp. (BB-/B1)(a)
7,500,000	6.500		03/15/21	7,275,000
17,000,000	6.375		01/30/23	15,810,000
6,000,000	7.000		03/31/24	5,745,000
Newfield Exploration Co. (BBB-/Ba1)
8,700,000	5.375		01/01/26	8,613,000
Oasis Petroleum, Inc. (B+/B2)(e)
19,000,000	6.875		03/15/22	19,237,500
Paramount Resources Ltd. (BB-/B3)(a)
10,650,000	6.875		06/30/23	10,650,000
Resolute Energy Corp. (CCC/Caa2)
12,600,000	8.500		05/01/20	7,497,000
Rice Energy, Inc. (B-/B3)(a)
14,800,000	7.250		05/01/23	15,170,000
Rosetta Resources, Inc. (B+/B1)
7,300,000	5.625		05/01/21	7,701,500
2,650,000	5.875		06/01/24	2,848,750
RSP Permian, Inc. (B-/B3)(a)
9,850,000	6.625		10/01/22	10,096,250
Samson Investment Co. (C/Ca)
20,000,000	9.750		02/15/20	1,000,000
SM Energy Co. (BB/Ba2)
15,000,000	6.500		11/15/21	15,637,500
2,450,000	6.125	(a)	11/15/22	2,511,250
19,000,000	5.000		01/15/24	18,002,500
Vanguard Natural Resourses LLC/VNR Finance Corp. (B/B3)
14,650,000	7.875		04/01/20	14,064,000
Whiting Canadian Holding Co. ULC (BB/Ba2)
12,000,000	8.125		12/01/19	12,585,000
Whiting Petroleum Corp. (BB/Ba2)
12,000,000	5.000		03/15/19	11,790,000
19,000,000	5.750		03/15/21	18,667,500
12,000,000	6.250	(a)	04/01/23	11,910,000
Whiting Petroleum Corp. (BB-/Ba3)
2,450,000	6.500		10/01/18	2,495,938

				442,216,487

Energy – Services – 1.0%
CVR Refining LLC/Coffeyville Finance, Inc. (B+/B1)
7,500,000	6.500		11/01/22	7,462,500
FTS International, Inc. (B+/B1)(a)(d)
5,100,000	7.783		06/15/20	5,010,750
FTS International, Inc. (CCC+/Caa2)
7,250,000	6.250		05/01/22	5,292,500
Transocean, Inc. (BB+/Ba1)
21,500,000	6.375	(e)	12/15/21	19,242,500
12,000,000	7.500		04/15/31	9,510,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – Services – (continued)
Trinidad Drilling Ltd. (BB/B1)(a)
$10,000,000	7.875%		01/15/19	$ 10,050,000

				56,568,250

Entertainment & Leisure – 0.3%
Carmike Cinemas, Inc. (BB/B1)(a)
3,950,000	6.000		06/15/23	4,009,250
Regal Entertainment Group (B-/B3)
10,100,000	5.750		03/15/22	10,251,500
WMG Acquisition Corp. (B/Caa1)(a)
5,200,000	6.750		04/15/22	4,966,000

				19,226,750

Environmental – 0.7%
ADS Waste Holdings, Inc. (CCC+/Caa2)
23,650,000	8.250		10/01/20	24,359,500
Casella Waste Systems, Inc. (B-/Caa1)
16,500,000	7.750		02/15/19	16,706,250

				41,065,750

Finance – 5.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (BB+/Ba2)
2,700,000	4.625		07/01/22	2,706,750
Aircastle Ltd. (BB+/Ba2)
5,600,000	4.625		12/15/18	5,796,000
8,000,000	6.250		12/01/19	8,720,000
5,000,000	5.500		02/15/22	5,112,500
Ally Financial, Inc. (BB+/B1)
13,000,000	6.250		12/01/17	13,877,500
10,000,000	5.125		09/30/24	10,000,000
16,000,000	8.000		11/01/31	19,160,000
CIT Group, Inc. (BB-/B1)
15,000,000	5.250		03/15/18	15,468,750
24,000,000	5.500	(a)	02/15/19	24,990,000
2,042,000	5.375		05/15/20	2,128,785
7,000,000	5.000		08/15/22	6,930,000
HRG Group, Inc. (B+/Ba3)
2,350,000	7.875	(a)	07/15/19	2,491,000
15,450,000	7.875		07/15/19	16,377,000
International Lease Finance Corp. (BB+/Ba2)
15,550,000	5.875		04/01/19	16,599,625
8,450,000	6.250		05/15/19	9,157,687
11,900,000	4.625		04/15/21	12,019,000
International Lease Finance Corp. (BBB-/Ba1)(a)
10,000,000	7.125		09/01/18	11,100,000
Jefferies Finance LLC/JFIN Co-Issuer Corp. (B/B1)(a)
1,000,000	7.500		04/15/21	996,250
Jefferies Finance LLC/JFIN Co-Issuer Corp. (B+/B1)(a)
9,150,000	7.375		04/01/20	9,012,750
Jefferies LoanCore LLC/JLC Finance Corp. (B/B2)(a)
8,000,000	6.875		06/01/20	7,680,000
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)
10,950,000	6.500		08/01/18	10,895,250
8,000,000	7.875		10/01/20	7,940,000
9,000,000	6.500		07/01/21	8,437,500
Navient Corp. (BB/Ba3)
15,900,000	5.500		01/15/19	16,218,000
10,000,000	4.875		06/17/19	9,950,000
6,000,000	5.875		03/25/21	5,985,000
7,000,000	6.125		03/25/24	6,737,500
OneMain Financial Holdings, Inc. (B+/B2)(a)
14,000,000	6.750		12/15/19	14,525,000
Rialto Holdings LLC/Rialto Corp. (B/B2)(a)
11,300,000	7.000		12/01/18	11,723,750

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Finance – (continued)
Speedy Cash Intermediate Holdings Corp. (B/Caa1)(a)
	$13,500,000	10.750%		05/15/18	$ 12,791,250
Synovus Financial Corp. (BB-/Ba2)
	10,896,000	7.875		02/15/19	12,258,000

					317,784,847

Food – 1.5%
Cott Beverages, Inc. (B-/B3)
	13,900,000	5.375		07/01/22	13,483,000
HJ Heinz Co. (BB/Baa2)(a)
	26,250,000	4.875		02/15/25	28,579,687
Post Holdings, Inc. (B-/B3)(a)
	14,100,000	6.750		12/01/21	14,064,750
	3,250,000	6.000		12/15/22	3,124,063
R&R Ice Cream PLC (B/B2)
AUD	3,800,000	8.250		05/15/20	2,988,095
Shearer’s Foods LLC/Chip Finance Corp. (B/B1)(a)
	$6,957,000	9.000		11/01/19	7,487,471
The WhiteWave Foods Co. (BB-/B1)
	3,050,000	5.375		10/01/22	3,213,938
Wells Enterprises, Inc. (B+/B3)(a)
	10,000,000	6.750		02/01/20	10,212,500

					83,153,504

Gaming – 4.1%
Downstream Development Authority of the Quapaw Tribe of Oklahoma (B/B3)(a)
	14,000,000	10.500		07/01/19	13,160,000
GLP Capital LP/GLP Financing II, Inc. (BBB-/Ba1)
	13,000,000	4.875		11/01/20	13,227,500
	11,000,000	5.375		11/01/23	11,302,500
International Game Technology PLC (BB+/Ba2)(a)
	900,000	5.625		02/15/20	875,250
	11,350,000	6.250		02/15/22	10,810,875
	1,800,000	6.500		02/15/25	1,669,500
Marina District Finance Co., Inc. (BB-/B2)
	5,000,000	9.875		08/15/18	5,162,500
MGM Resorts International (B+/B3)
	19,900,000	6.750		10/01/20	20,944,750
	27,000,000	6.625		12/15/21	28,215,000
	19,000,000	7.750		03/15/22	20,876,250
	17,800,000	6.000	(e)	03/15/23	18,022,500
New Red Finance, Inc. (B+/Ba3)(a)
	16,000,000	4.625		01/15/22	15,780,000
New Red Finance, Inc. (B-/B3)(a)
	26,250,000	6.000		04/01/22	27,004,688
River Cree Enterprises LP (B-/NR)(a)
CAD	6,750,000	11.000		01/20/21	5,566,453
Scientific Games International, Inc. (B/Caa1)
	$15,000,000	10.000		12/01/22	14,400,000
Seminole Hard Rock Entertainment, Inc. (BB-/B2)(a)
	17,450,000	5.875		05/15/21	17,668,125

					224,685,891

Health Care – Medical Products(a) – 0.5%
DJO Finance LLC/DJO Finance Corp. (CCC/Caa2)
	5,000,000	10.750		04/15/20	5,162,500
Fresenius Medical Care US Finance II, Inc. (BB+/Ba2)
	8,650,000	5.625		07/31/19	9,342,000
	4,505,000	5.875		01/31/22	4,786,563
Fresenius Medical Care US Finance, Inc. (BB+/Ba2)
	4,550,000	5.750		02/15/21	4,845,750
Fresenius US Finance II, Inc. (BB+/Ba1)
	3,450,000	4.250		02/01/21	3,484,500

					27,621,313

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care – Pharmaceuticals(a) – 2.4%
Concordia Healthcare Corp. (CCC+/B3)
$11,000,000	7.000%	04/15/23	$ 11,000,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. (B/B1)
18,650,000	6.000	07/15/23	19,069,625
Valeant Pharmaceuticals International, Inc. (B/B1)
5,147,000	6.750	08/15/18	5,417,217
25,000,000	6.375	10/15/20	26,312,500
17,000,000	7.500	07/15/21	18,317,500
7,000,000	6.750	08/15/21	7,315,000
8,000,000	5.625	12/01/21	8,180,000
50,000	7.250	07/15/22	53,125
4,650,000	5.500	03/01/23	4,684,875
16,900,000	5.875	05/15/23	17,322,500
16,750,000	6.125	04/15/25	17,252,500

			134,924,842

Health Care – Services – 6.6%
Amsurg Corp. (B-/B3)
6,100,000	5.625	07/15/22	6,145,750
CHS/Community Health Systems, Inc. (B-/B3)
30,000,000	6.875	02/01/22	31,650,000
CHS/Community Health Systems, Inc. (BB/Ba2)
25,000,000	5.125	08/15/18	25,562,500
5,000,000	5.125	08/01/21	5,100,000
Crimson Merger Sub, Inc. (CCC+/Caa1)(a)
26,185,000	6.625	05/15/22	22,977,337
ExamWorks Group, Inc. (B-/B3)
5,200,000	5.625	04/15/23	5,304,000
Halyard Health, Inc. (B+/B2)(a)
2,450,000	6.250	10/15/22	2,584,750
HCA Holdings, Inc. (B+/B2)
4,750,000	6.250	02/15/21	5,118,125
HCA, Inc. (B+/B2)
22,800,000	7.500	02/15/22	26,191,500
HCA, Inc. (BBB-/Ba2)
3,000,000	3.750	03/15/19	3,022,500
50,000,000	6.500	02/15/20	55,875,000
18,750,000	5.000	03/15/24	19,078,125
30,500,000	5.250	04/15/25	31,720,000
Hologic, Inc. (BB/B1)(a)
3,100,000	5.250	07/15/22	3,165,875
JLL/Delta Dutch Pledgeco BV (CCC+/Caa2)(a)(c)
7,400,000	8.750	05/01/20	7,511,000
Lifepoint Hospitals, Inc. (BB-/Ba2)
30,000,000	5.500	12/01/21	30,975,000
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
19,500,000	6.875	05/01/21	20,596,875
14,200,000	6.375	02/15/22	15,140,750
Quintiles Transnational Corp. (BB/Ba3)(a)
9,200,000	4.875	05/15/23	9,257,500
Surgical Care Affiliates, Inc. (B-/Caa1)(a)
5,900,000	6.000	04/01/23	5,914,750
Tenet Healthcare Corp. (BB-/Ba2)(a)(d)
6,400,000	3.786	06/15/20	6,456,000
Tenet Healthcare Corp. (CCC+/B3)(a)
24,400,000	6.750	06/15/23	24,888,000

			364,235,337

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Home Construction – 2.5%
Beazer Homes USA, Inc. (CCC/Caa1)
$2,900,000	5.750%	06/15/19	$ 2,860,125
4,200,000	7.500	09/15/21	4,236,750
5,000,000	7.250	02/01/23	4,850,000
Brookfield Residential Properties, Inc. (BB-/B1)(a)
13,000,000	6.500	12/15/20	13,005,460
2,650,000	6.125	07/01/22	2,629,860
9,050,000	6.375	05/15/25	8,840,040
Century Communities, Inc. (B/B3)
5,075,000	6.875	05/15/22	4,992,531
CPG Merger Sub LLC (CCC+/Caa2)(a)
5,700,000	8.000	10/01/21	5,849,625
D.R. Horton, Inc. (BB/Ba1)
7,000,000	3.750	03/01/19	7,070,000
3,200,000	4.000	02/15/20	3,196,000
5,000,000	4.750	02/15/23	5,000,000
Lennar Corp. (BB/Ba2)
2,000,000	6.950	06/01/18	2,192,500
7,600,000	4.500	06/15/19	7,780,500
13,000,000	4.500	11/15/19	13,113,750
3,000,000	4.750	11/15/22	2,955,000
Meritage Homes Corp. (BB-/Ba3)
3,000,000	7.150	04/15/20	3,213,750
4,000,000	7.000	04/01/22	4,275,000
Standard Pacific Corp. (BB-/B1)
8,000,000	6.250	12/15/21	8,500,000
Toll Brothers Finance Corp. (BB+/Ba1)
800,000	5.875	02/15/22	860,000
5,850,000	4.375	04/15/23	5,747,625
Tri Pointe Holdings, Inc. (BB-/NR)
4,000,000	4.375	06/15/19	3,895,000
8,000,000	5.875	06/15/24	7,790,000
William Lyon Homes, Inc. (B-/B3)
11,100,000	7.000	08/15/22	11,460,750
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. (B/B3)(a)
2,054,000	6.750	12/15/21	1,943,598

			136,257,864

Life Insurance(a) – 0.1%
Fidelity & Guaranty Life Holdings, Inc. (BB-/Ba3)
7,000,000	6.375	04/01/21	7,262,500

Lodging – 0.5%
Felcor Lodging LP (B/B3)(a)
1,550,000	6.000	06/01/25	1,575,188
Felcor Lodging LP (B+/B2)
13,150,000	5.625	03/01/23	13,544,500
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(a)(c)
8,265,038	10.625	05/01/19	7,438,534
RHP Hotel Properties LP/RHP Finance Corp. (BB/B1)(a)
2,750,000	5.000	04/15/23	2,695,000

			25,253,222

Machinery – 0.5%
AECOM (BB-/Ba3)(a)
3,850,000	5.750	10/15/22	3,915,177
7,000,000	5.875	10/15/24	7,196,609
Constellation Enterprises LLC (CCC+/Caa1)(a)
7,600,000	10.625	02/01/16	6,840,000
EnPro Industries, Inc. (BB-/NR)
4,450,000	5.875	09/15/22	4,555,687
Oshkosh Corp. (BB+/Ba3)
4,400,000	5.375	03/01/25	4,455,000

			26,962,473

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – Broadcasting & Radio – 2.6%
iHeartCommunications, Inc. (CCC+/Caa1)
	$12,000,000	9.000%		12/15/19	$ 11,430,000
	13,500,000	10.625	(a)	03/15/23	12,757,500
iHeartCommunications, Inc. (CCC-/NR)(c)
	13,130,000	14.000		02/01/21	9,453,600
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)
	5,000,000	4.500		10/01/20	5,018,750
Sirius XM Radio, Inc. (BB/Ba3)(a)
	400,000	4.250		05/15/20	396,000
	7,900,000	5.875		10/01/20	8,137,000
	12,000,000	5.750		08/01/21	12,300,000
	9,750,000	6.000		07/15/24	9,823,125
	11,800,000	5.375		04/15/25	11,387,000
Tribune Media Co. (BB-/B2)(a)
	22,650,000	5.875		07/15/22	22,791,562
Univision Communications, Inc. (B+/B2)(a)
	20,000,000	6.750		09/15/22	21,250,000
	4,200,000	5.125		05/15/23	4,116,000
	2,000,000	5.125		02/15/25	1,930,000
Univision Communications, Inc. (CCC+/Caa2)(a)
	10,400,000	8.500		05/15/21	10,972,000

					141,762,537

Media – Cable – 4.2%
Adelphia Communications Corp. (NR/NR)(b)
	2,000,000	10.250		06/15/49	15,000
Altice US Finance I Corp. (BB-/Ba3)(a)
	5,050,000	5.375		07/15/23	4,936,375
Altice US Finance II Corp. (B-/Caa1)(a)
	3,000,000	7.750		07/15/25	2,921,250
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
	321,000	7.000		01/15/19	333,037
	10,000,000	6.625		01/31/22	10,400,000
	18,800,000	5.750		09/01/23	18,800,000
	22,600,000	5.875	(a)	05/01/27	22,063,250
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B-/B3)(a)
	11,050,000	5.125		12/15/21	9,972,250
CSC Holdings LLC (BB/Ba2)
	5,100,000	8.625		02/15/19	5,788,500
	7,650,000	6.750		11/15/21	8,070,750
	12,000,000	5.250		06/01/24	11,520,000
DISH DBS Corp. (BB-/Ba3)
	16,000,000	6.750		06/01/21	16,680,000
	19,000,000	5.875		11/15/24	18,240,000
Midcontinent Communications & Midcontinent Finance Corp. (B-/B3)(a)
	7,500,000	6.250		08/01/21	7,650,000
Numericable - SFR SAS (B+/Ba3)(a)
	34,350,000	6.000		05/15/22	33,748,875
UPC Holding BV (B/B2)(a)
CHF	12,350,000	6.750		03/15/23	14,308,934
UPCB Finance IV Ltd. (BB/Ba3)(a)
	$7,150,000	5.375		01/15/25	6,792,500
Virgin Media Finance PLC (B/B2)(a)
	4,000,000	6.375		04/15/23	4,140,000
Virgin Media Secured Finance PLC (BB-/Ba3)(a)
	14,400,000	5.375		04/15/21	14,760,000
VTR Finance BV (B+/B1)(a)
	15,000,000	6.875		01/15/24	15,337,500
Ziggo Bond Finance BV (B/B2)(a)
	4,100,000	5.875		01/15/25	4,047,233

					230,525,454

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – Diversified – 0.3%
Videotron Ltd. (BB/Ba2)
$8,450,000	5.000%		07/15/22	$ 8,428,875
8,000,000	5.375	(a)	06/15/24	8,079,200

				16,508,075

Media – Non Cable(a) – 0.7%
Getty Images, Inc. (CCC/Caa2)
16,550,000	7.000		10/15/20	7,840,563
Netflix, Inc. (B+/B1)
10,000,000	5.500		02/15/22	10,325,000
19,700,000	5.875		02/15/25	20,389,500

				38,555,063

Metals – 1.7%
AK Steel Corp. (B-/Caa1)
9,350,000	7.625	(e)	05/15/20	7,783,875
4,850,000	7.625		10/01/21	3,964,875
Alcoa, Inc. (BBB-/Ba1)
3,219,000	6.150		08/15/20	3,506,454
15,000,000	5.125		10/01/24	15,187,500
ArcelorMittal (BB/Ba1)
6,000,000	6.000		03/01/21	6,315,000
10,000,000	6.750	(e)	02/25/22	10,800,000
7,700,000	6.125		06/01/25	7,700,000
Commercial Metals Co. (BB+/Ba2)
1,275,000	4.875		05/15/23	1,203,281
Constellium NV (B/B1)(a)
15,250,000	5.750		05/15/24	13,572,500
Steel Dynamics, Inc. (BB+/Ba2)
10,000,000	5.125		10/01/21	10,012,500
8,650,000	5.250		04/15/23	8,563,500
6,150,000	5.500		10/01/24	6,150,000

				94,759,485

Mining(a) – 0.7%
FMG Resources (August 2006) Pty Ltd. (B+/B1)(e)
9,000,000	8.250		11/01/19	7,627,500
FMG Resources (August 2006) Pty Ltd. (BB+/Ba1)
9,000,000	9.750		03/01/22	9,315,000
Lundin Mining Corp. (BB-/Ba2)
3,350,000	7.500		11/01/20	3,599,575
New Gold, Inc. (BB-/B2)
16,600,000	6.250		11/15/22	16,351,000

				36,893,075

Packaging – 3.0%
Ardagh Finance Holdings SA (CCC+/Caa2)(a)(c)
15,244,032	8.625		06/15/19	15,777,573
Ardagh Packaging Finance PLC (CCC+/Caa1)(a)
15,000,000	6.250		01/31/19	15,225,000
9,275,000	9.125		10/15/20	9,808,313
2,350,000	6.000		06/30/21	2,367,625
Ardagh Packaging Finance PLC (NR/Caa1)(a)
1,332,353	7.000		11/15/20	1,359,000
BWAY Holding Co. (CCC/Caa2)(a)
29,300,000	9.125		08/15/21	30,105,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Packaging – (continued)
Reynolds Group Issuer, Inc. (B+/B1)
$10,000,000	7.875%		08/15/19	$ 10,425,000
11,000,000	5.750		10/15/20	11,275,000
2,000,000	6.875		02/15/21	2,090,000
Reynolds Group Issuer, Inc. (CCC+/Caa2)
37,000,000	9.000		04/15/19	38,341,250
16,000,000	9.875		08/15/19	16,800,000
Sealed Air Corp. (BB/B1)(a)
5,000,000	4.875		12/01/22	4,925,000
10,000,000	5.125		12/01/24	9,812,500

				168,312,011

Paper – 0.7%
Clearwater Paper Corp. (BB/Ba2)
3,800,000	4.500		02/01/23	3,648,000
18,550,000	5.375	(a)	02/01/25	18,179,000
Mercer International, Inc. (B+/B2)
4,350,000	7.000		12/01/19	4,578,375
9,186,000	7.750		12/01/22	9,874,950
Stone Container Finance Co. of Canada II (NR/WR)(b)
2,250,000	7.375		07/15/14	—

				36,280,325

Printing – 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance (B+/B1)
5,800,000	9.750		04/01/21	6,365,500
RR Donnelley & Sons Co. (BB-/Ba3)
5,650,000	7.875		03/15/21	6,342,125
Southern Graphics, Inc. (CCC+/Caa1)(a)
15,700,000	8.375		10/15/20	15,739,250

				28,446,875

Publishing – 0.9%
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)(a)
10,650,000	5.000		04/15/22	10,463,625
Outfront Media Capital LLC/Outfront Media Capital Corp. (BB-/B1)
8,650,000	5.875		03/15/25	8,909,500
The Nielsen Co Luxembourg SARL (BB+/B1)(a)
12,000,000	5.500		10/01/21	12,075,000
Time, Inc. (BB/B1)(a)
18,000,000	5.750		04/15/22	17,167,500

				48,615,625

Real Estate – 0.7%
CB Richard Ellis Services, Inc. (BBB-/Baa3)
50,000	5.000		03/15/23	50,500
CBRE Services, Inc. (BBB-/Baa3)
11,650,000	5.250		03/15/25	12,057,750
DuPont Fabros Technology LP (BB/Ba1)
20,000,000	5.875		09/15/21	20,250,000
iStar Financial, Inc. (B+/B2)
7,000,000	4.000		11/01/17	6,895,000

				39,253,250

Retailers – 1.9%
Alphabet Holding Co., Inc. (CCC+/Caa1)(c)
5,900,000	7.750		11/01/17	5,892,625
Asbury Automotive Group, Inc. (BB/B1)
5,650,000	6.000		12/15/24	5,876,000
Family Tree Escrow LLC (B+/Ba3)(a)
1,400,000	5.250		03/01/20	1,466,500
10,050,000	5.750		03/01/23	10,527,375

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers – (continued)
L Brands, Inc. (BB+/Ba1)
	$10,337,000	6.625%		04/01/21	$ 11,435,306
	10,000,000	5.625		02/15/22	10,525,000
Neiman Marcus Group Ltd., Inc. (CCC+/Caa2)(a)
	25,000,000	8.000		10/15/21	26,531,250
	25,000,000	8.750	(c)	10/15/21	26,937,500
The William Carter Co. (BB+/Ba2)
	8,000,000	5.250		08/15/21	8,240,000

					107,431,556

Retailers – Food & Drug – 0.6%
BI-LO LLC/BI-LO Finance Corp. (B/B3)(a)
	6,800,000	9.250		02/15/19	6,902,000
Rite Aid Corp. (CCC+/B3)
	12,350,000	6.750		06/15/21	12,936,625
	13,400,000	6.125	(a)	04/01/23	13,852,250

					33,690,875

Services Cyclical – Business Services – 0.8%
CoreLogic, Inc. (B+/Ba3)
	13,000,000	7.250		06/01/21	13,780,000
Sitel LLC/Sitel Finance Corp. (CCC+/B2)(a)
	5,000,000	11.000		08/01/17	5,087,500
SPL Logistics Escrow LLC (B/B2)(a)
	11,000,000	8.875		08/01/20	11,577,500
WEX, Inc. (BB-/Ba3)(a)
	12,000,000	4.750		02/01/23	11,520,000

					41,965,000

Services Cyclical – Rental Equipment – 1.5%
Ahern Rentals, Inc. (B/B3)(a)
	21,450,000	7.375		05/15/23	21,262,312
Ashtead Capital, Inc. (BB/Ba3)(a)
	16,000,000	5.625		10/01/24	15,960,000
Emeco Pty Ltd. (B/B3)(a)
	12,250,000	9.875		03/15/19	9,019,063
Europcar Groupe SA (B-/Caa1)
EUR	4,000,000	11.500	(a)	05/15/17	4,955,373
	1,000,000	11.500		05/15/17	1,238,843
Jurassic Holdings III, Inc. (CCC+/Caa1)(a)
	$16,000,000	6.875		02/15/21	12,500,000
United Rentals North America, Inc. (BB+/Ba1)
	12,200,000	4.625		07/15/23	11,956,000
United Rentals North America, Inc. (BB-/B1)
	7,100,000	5.500		07/15/25	6,878,125

					83,769,716

Technology – Hardware – 1.3%
Alcatel-Lucent USA, Inc. (B/WR)
	7,000,000	6.450		03/15/29	7,227,500
Ancestry.com, Inc. (CCC+/B3)
	5,249,000	11.000		12/15/20	5,957,615
CDW LLC/CDW Finance Corp. (B+/B1)
	3,250,000	6.000		08/15/22	3,355,625
	1,150,000	5.000		09/01/23	1,129,875
CommScope, Inc. (B/B2)(a)
	16,000,000	5.000		06/15/21	15,680,000
Micron Technology, Inc. (BB/Ba3)(a)
	18,350,000	5.250		08/01/23	17,593,063
	1,000,000	5.500		02/01/25	938,750
NCR Corp. (BB/Ba3)
	5,000,000	4.625		02/15/21	5,050,000
	7,011,000	5.000		07/15/22	7,081,110

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology – Hardware – (continued)
NXP BV/NXP Funding LLC (BB/Ba3)(a)
$2,350,000	4.125%		06/15/20	$ 2,355,875
VeriSign, Inc. (BB+/Ba1)(a)
6,150,000	5.250		04/01/25	6,134,625

				72,504,038

Technology – Software/Services – 3.6%
Aspect Software, Inc. (CCC/Caa2)
6,000,000	10.625		05/15/17	5,760,000
BMC Software Finance, Inc. (CCC+/Caa1)(a)
22,000,000	8.125		07/15/21	18,095,000
Boxer Parent Co., Inc. (CCC+/Caa2)(a)(c)
10,950,000	9.000		10/15/19	7,856,625
CyrusOne LP/CyrusOne Finance Corp. (NR/B1)(a)
565,000	6.375		11/15/22	580,538
CyrusOne LP/CyrusOne Finance Corp. (B+/B1)
15,435,000	6.375		11/15/22	16,013,812
Equinix, Inc. (BB/B1)
5,750,000	4.875		04/01/20	5,821,875
9,250,000	5.375		01/01/22	9,273,125
14,050,000	5.375		04/01/23	13,979,750
14,000,000	5.750		01/01/25	13,930,000
First Data Corp. (B-/Caa1)
5,000,000	8.250	(a)	01/15/21	5,275,000
3,000,000	11.250		01/15/21	3,318,750
22,000,000	8.750	(a)	01/15/22	23,375,000
First Data Corp. (BB-/B1)(a)
21,000,000	6.750		11/01/20	22,181,250
IHS, Inc. (BB+/Ba1)(a)
14,000,000	5.000		11/01/22	13,930,000
Infor (US), Inc. (B-/B3)(a)
9,150,000	6.500		05/15/22	9,333,000
Infor Software Parent LLC/Infor Software Parent, Inc. (CCC+/Caa1)(a)(c)
10,000,000	7.125		05/01/21	10,025,000
Nuance Communications, Inc. (BB-/B1)(a)
11,900,000	5.375		08/15/20	11,989,250
SS&C Technologies Holdings, Inc. (NR/NR)(a)
6,450,000	5.875		07/15/23	6,498,375

				197,236,350

Telecommunications – 2.2%
Frontier Communications Corp. (BB-/Ba3)
12,000,000	8.125		10/01/18	12,930,000
3,950,000	7.125		03/15/19	4,078,375
21,000,000	8.500		04/15/20	21,997,500
4,000,000	9.250		07/01/21	4,190,000
Level 3 Financing, Inc. (B/B3)
10,000,000	7.000		06/01/20	10,612,500
7,100,000	6.125		01/15/21	7,419,500
Telecom Italia Capital SA (BB+/Ba1)
2,750,000	6.999		06/04/18	3,039,845
1,950,000	7.175		06/18/19	2,196,981
7,100,000	7.721		06/04/38	8,005,250
Telecom Italia SpA (BB+/Ba1)(a)
21,650,000	5.303		05/30/24	21,541,750
Windstream Corp. (BB-/B1)
6,325,000	7.875		11/01/17	6,704,500
5,050,000	7.750		10/15/20	4,949,000
7,000,000	7.750		10/01/21	6,387,500
5,250,000	7.500		06/01/22	4,606,875
4,350,000	6.375		08/01/23	3,534,375

				122,193,951

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications – Cellular – 6.8%
Altice Financing SA (BB-/B1)(a)
$6,450,000	6.500%	01/15/22	$ 6,433,875
4,300,000	6.625	02/15/23	4,267,750
Altice Finco SA (B-/B3)(a)
7,000,000	8.125	01/15/24	7,175,000
1,200,000	7.625	02/15/25	1,183,500
Communications Sales & Leasing, Inc. (B/B3)(a)
11,000,000	8.250	10/15/23	10,807,500
Crown Castle International Corp. (BB+/B1)
20,157,000	5.250	01/15/23	20,308,177
SBA Communications Corp. (B/NR)
11,450,000	4.875	07/15/22	11,135,125
SBA Telecommunications, Inc. (B+/B3)
5,250,000	5.750	07/15/20	5,440,313
Softbank Corp. (BB+/Ba1)(a)
40,000,000	4.500	04/15/20	40,050,000
Sprint Capital Corp. (B+/B2)
14,000,000	6.900	05/01/19	14,245,000
14,000,000	8.750	03/15/32	13,545,000
Sprint Communications, Inc. (B+/B2)
24,600,000	8.375	08/15/17	26,506,500
11,350,000	7.000	08/15/20	11,236,500
10,000,000	11.500	11/15/21	11,775,000
Sprint Communications, Inc. (BB/Ba2)(a)
15,450,000	9.000	11/15/18	17,458,500
10,000,000	7.000	03/01/20	10,862,500
Sprint Corp. (B+/B2)
19,000,000	7.250	09/15/21	18,572,500
53,400,000	7.875	09/15/23	51,931,500
T-Mobile USA, Inc. (BB/Ba3)
9,050,000	6.542	04/28/20	9,491,187
20,000,000	6.250	04/01/21	20,500,000
2,600,000	6.633	04/28/21	2,704,000
9,750,000	6.125	01/15/22	10,018,125
9,000,000	6.731	04/28/22	9,382,500
Wind Acquisition Finance SA (B/Caa1)(a)
22,750,000	7.375	04/23/21	22,977,500
Wind Acquisition Finance SA (BB/Ba3)(a)
16,000,000	4.750	07/15/20	15,849,440

			373,856,992

Telecommunications – Satellites – 1.7%
Inmarsat Finance PLC (BB+/Ba2)(a)
15,000,000	4.875	05/15/22	14,437,500
Intelsat Jackson Holdings SA (B+/B3)
10,100,000	7.500	04/01/21	9,999,000
4,000,000	5.500	08/01/23	3,540,000
Intelsat Jackson Holdings SA (CCC+/Caa1)
20,000,000	6.625	12/15/22	18,300,000
Intelsat Luxembourg SA (CCC+/Caa2)
4,550,000	6.750	06/01/18	4,311,125
38,000,000	7.750	06/01/21	31,730,000
13,000,000	8.125	06/01/23	10,725,000

			93,042,625

Transportation(a) – 0.3%
Aguila 3 SA (B/B3)
15,900,000	7.875	01/31/18	15,701,250

Utilities – Electric – 1.4%
Calpine Corp. (B/B3)
10,000,000	5.375	01/15/23	9,737,500
10,000,000	5.500	02/01/24	9,725,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Utilities – Electric – (continued)
Calpine Corp. (BB/Ba3)(a)
$5,600,000	6.000%		01/15/22	$ 5,922,000
1,450,000	5.875		01/15/24	1,537,000
Dynegy, Inc. (B+/B3)(a)
7,225,000	6.750		11/01/19	7,523,031
2,850,000	7.375		11/01/22	3,006,750
Illinois Power Generating Co. (CCC+/B3)
2,600,000	7.000	(e)	04/15/18	2,528,500
11,000,000	6.300		04/01/20	10,065,000
MPM Escrow LLC (NR/NR)(b)
13,000,000	8.875		10/15/20	—
NRG Energy, Inc. (BB-/B1)
11,850,000	6.625		03/15/23	12,205,500
8,300,000	6.250		05/01/24	8,248,125
Talen Energy Supply LLC (BB-/Ba3)(a)(e)
7,650,000	6.500		06/01/25	7,650,000

				78,148,406

Utilities – Pipelines – 1.6%
NGPL PipeCo LLC (CCC/Caa2)(a)
10,000,000	7.119		12/15/17	10,275,000
2,150,000	9.625		06/01/19	2,193,000
Regency Energy Partners LP/Regency Energy Finance Corp. (BBB-/Baa3)
3,000,000	5.750		09/01/20	3,258,750
5,000,000	6.500		07/15/21	5,293,750
3,700,000	5.875		03/01/22	3,935,875
8,450,000	5.000		10/01/22	8,587,313
1,800,000	5.500		04/15/23	1,822,500
Sabine Pass Liquefaction LLC (BB+/Ba3)
11,000,000	6.250		03/15/22	11,440,000
5,000,000	5.625		04/15/23	4,975,000
18,500,000	5.750		05/15/24	18,361,250
13,550,000	5.625	(a)	03/01/25	13,346,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp. (BB/Ba3)(a)
3,375,000	6.250		10/15/22	3,493,125

				86,982,313

TOTAL CORPORATE OBLIGATIONS				$5,061,559,107

Senior Term Loans(f) – 5.6%
Airlines – 0.2%
Delta Air Lines, Inc. (BBB-/Baa3)
$13,926,124	3.250%		10/18/18	$ 13,882,675

Automotive Parts – 0.2%
Gates Global LLC (B+/B2)
9,949,875	4.250		07/05/21	9,788,189

Consumer Products – Industrial – 0.5%
Atkore International, Inc. (B/B3)
10,984,495	4.500		04/09/21	10,600,038
Atkore International, Inc. (CCC+/Caa2)
8,275,000	7.750		10/09/21	7,737,125
Dynacast International LLC (B/Ba3)
5,037,375	4.500		01/28/22	5,027,955
Dynacast International LLC (B-/Caa1)
4,625,000	9.500		01/30/23	4,613,438

				27,978,556

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(f) – (continued)
Energy – 0.2%
American Energy - Marcellus LLC (CCC+/Ba3)
$9,950,000	5.250%	08/04/20	$ 7,680,206
American Energy - Marcellus LLC (CCC-/Caa1)
3,275,000	8.500	08/04/21	1,757,594

			9,437,800

Energy – Exploration & Production – 0.2%
Magnum Hunter Resources Corp. (CCC/B2)
8,532,125	8.500	10/22/19	8,510,794
Targa Resources Corp. (B+/Ba3)
3,181,395	5.750	02/25/22	3,205,256

			11,716,050

Food & Beverages – 0.6%
Performance Food Group, Inc. (B-/B3)
19,998,368	6.250	11/14/19	20,023,366
Shearer’s Foods, Inc. (CCC+/Caa1)
13,000,000	7.750	06/30/22	12,837,500

			32,860,866

Health Care – Pharmaceuticals – 0.4%
Endo Luxembourg Finance Co. I S.A.R.L. (B/Ba1)
8,350,000	3.750	06/11/22	8,365,698
Valeant Pharmaceuticals International, Inc. (BB+/Ba1)
12,044,812	4.000	04/01/22	12,024,697

			20,390,395

Health Care – Services – 0.6%
21st Century Oncology Holdings, Inc. (B-/B1)
15,000,000	6.500	04/30/22	14,775,000
American Renal Holdings, Inc. (CCC+/Caa1)
19,995,926	8.500	03/20/20	19,920,941

			34,695,941

Home Construction – 0.2%
BRG Bell Sports, Inc. (B/B2)
2,962,998	6.500	04/15/21	2,970,406
BRG Bell Sports, Inc. (CCC/Caa1)
7,600,000	10.250	04/14/22	7,676,000

			10,646,406

Media – Non Cable – 0.6%
Getty Images, Inc. (B-/B2)
16,770,032	4.750	10/18/19	12,388,861
Renaissance Learning, Inc. (B-/B1)
7,113,506	4.500	04/09/21	7,018,683
Renaissance Learning, Inc. (CCC/Caa2)
12,047,700	8.000	04/11/22	11,756,507

			31,164,051

Retailers – 1.4%
Academy Ltd. (NR/NR)
13,575,000	4.750	06/02/22	13,563,733
Bass Pro Group LLC (BB-/B1)
7,320,000	4.000	06/05/20	7,312,168
BJ’s Wholesale Club, Inc. (CCC/Caa2)
11,950,000	8.500	03/26/20	12,037,952
Dollar Tree, Inc. (BB+/Ba1)
4,803,797	3.500	03/09/22	4,799,810
J Crew Group, Inc. (B-/B2)
15,959,698	4.000	03/05/21	13,736,352
PetSmart, Inc. (BB-/Ba3)
4,975,000	4.250	03/11/22	4,961,319

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(f) – (continued)
Retailers – (continued)
Rue21, Inc. (B-/B3)
$15,311,041	5.625%	10/09/20	$ 13,982,195
True Religion Apparel, Inc. (B-/B3)
8,250,750	5.875	07/30/19	5,156,719
True Religion Apparel, Inc. (CCC/Caa2)
6,825,000	11.000	01/29/20	3,037,125

			78,587,373

Services Cyclical – Rental Equipment – 0.1%
Maxim Crane Works LP (B/Caa2)
6,975,000	10.250	11/26/18	6,975,000

Technology – Hardware – 0.1%
Riverbed Technology, Inc. (B/B1)
3,491,250	6.000	04/24/22	3,524,417

Technology – Software/Services – 0.1%
SS&C Technologies, Inc. (BB/Ba3)
7,000,000	4.000	06/23/22	6,995,660

Wireless Telecommunication Services – 0.2%
Asurion LLC (CCC+/B3)
13,800,000	8.500	03/03/21	14,002,722

TOTAL SENIOR TERM LOANS			$ 312,646,101

Shares	Rate	Value
Preferred Stock(c)(g) – 0.1%
Media – Broadcasting & Radio – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750%	$ 3,526,380

Shares	Description	Value
Common Stocks – 0.4%
40	Dawn Holdings, Inc.(b)	$ —
64,385	General Motors Co.	2,145,952
2,142,857	Halcon Resources Corp.(b)	2,485,714
304,162	Houghton Mifflin Harcourt Co.(b)	7,664,882
341,350	Huntsman Corp.	7,533,595
28,148	Motors Liquidation Co.	541,849
21	New Cotai Class B Shares(b)	—
95	Nycomed(b)	1
3,874	Panolam Holdings Co.(b)	39
2,500	Port Townsend Holdings Co., Inc.(b)	—

TOTAL COMMON STOCKS		$ 20,372,032

Units	Description	Expiration Month	Value
Warrant(b) – 0.0%
General Motors Co. (NR/NR)
54,264		07/10/16	$ 1,289,855
General Motors Co. (NR/NR)
54,264		07/10/19	870,937
Lender Process Services, Inc. (NR/NR)
14,274		12/31/20	—
Masonite International Corp. (NR/NR)
22,734		06/09/16	456,954

TOTAL WARRANT			$ 2,617,746

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares	Description	Value
Investment Company(h) – 3.3%
180,522,399	Goldman Sachs Financial Square Government Fund - FST Shares	$ 180,522,399

TOTAL INVESTMENTS – 101.1%		$5,581,243,765

Principal Amount	Interest Rate	Maturity Date	Value
Reverse Repurchase Agreements – (2.7)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(5,100,000)	0.350%	05/14/16	$ (5,100,000)
Barclays Reverse Repurchase Agreement (NR/NR)
(2,068,750)	1.750	05/14/16	(2,068,750)
Barclays Reverse Repurchase Agreement (NR/NR)
(7,998,750)	10.000	05/19/16	(7,998,750)
Barclays Reverse Repurchase Agreement (NR/NR)
(5,150,000)	0.350	06/22/16	(5,150,000)
Barclays Reverse Repurchase Agreement (NR/NR)
(14,362,500)	0.750	06/22/16	(14,362,500)
BNP Paribas Reverse Repurchase Agreement (NR/NR)
(4,275,060)	0.350	06/23/16	(4,275,060)
Citigroup Reverse Repurchase Agreement (NR/NR)
(7,480,938)	0.250	05/07/16	(7,480,938)
Citigroup Reverse Repurchase Agreement (NR/NR)
(5,012,500)	0.500	05/07/16	(5,012,500)
Citigroup Reverse Repurchase Agreement (NR/NR)
(7,561,875)	0.750	05/26/16	(7,561,875)
Citigroup Reverse Repurchase Agreement (NR/NR)
(1,800,000)	1.500	06/01/16	(1,800,000)
Citigroup Reverse Repurchase Agreement (NR/NR)
(4,850,000)	0.625	06/04/16	(4,850,000)
Citigroup Reverse Repurchase Agreement (NR/NR)
(5,056,250)	0.500	06/09/16	(5,056,250)
First Boston Reverse Repurchase Agreement (NR/NR)
(4,477,500)	0.500	06/16/16	(4,477,500)
Nomura Reverse Repurchase Agreement (NR/NR)
(4,618,750)	0.750	06/17/16	(4,618,750)
Royal Bank Of Canada Reverse Repurchase Agreement (NR/NR)
(4,485,000)	2.500	07/01/15	(4,485,000)
Royal Bank of Canada Reverse Repurchase Agreement (NR/NR)
(8,415,000)	0.500	05/05/16	(8,415,000)
Royal Bank Of Canada Reverse Repurchase Agreement (NR/NR)
(19,200,375)	1.000	05/05/16	(19,200,375)
Royal Bank Of Canada Reverse Repurchase Agreement (NR/NR)
(12,906,250)	1.000	05/05/16	(12,906,250)
Royal Bank of Canada Reverse Repurchase Agreement (NR/NR)
(10,950,000)	0.150	05/06/16	(10,950,000)
Royal Bank Of Canada Reverse Repurchase Agreement (NR/NR)
(5,012,500)	0.500	05/06/16	(5,012,500)
Royal Bank Of Canada Reverse Repurchase Agreement (NR/NR)
(2,610,000)	0.500	05/13/16	(2,610,000)
Royal Bank Of Canada Reverse Repurchase Agreement (NR/NR)
(4,625,000)	1.250	06/02/16	(4,625,000)
Royal Bank Of Canada Reverse Repurchase Agreement (NR/NR)
(681,750)	0.500	06/18/16	(681,750)
Royal Bank Of Canada Reverse Repurchase Agreement (NR/NR)
(2,600,000)	2.500	06/30/16	(2,600,000)

TOTAL REVERSE REPURCHASE AGREEMENTS			$(151,298,748)

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			90,560,505

NET ASSETS – 100.0%			$5,520,505,522

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,356,451,197, which represents approximately 42.7% of net assets as of June 30, 2015.

(b)	Security is currently in default and/or non-income producing.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2015, the value of securities pledged amounted to $161,161,250 and the collateral received consisted of cash in the amount of $4,691,015.

(f)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility on June 30, 2015. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2015.

(h)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

JPMorgan Chase Bank (London)	USD/CAD	08/06/15	$6,715,513	$67,086

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Credit Suisse International (London)	USD/CHF	07/03/15	$15,486,794	$(156,604)
Deutsche Bank AG (London)	USD/CAD	07/03/15	6,718,634	(1,928)
Merrill Lynch International Bank Ltd.	USD/EUR	07/03/15	15,286,349	(321,958)
State Street Bank and Trust	USD/AUD	07/03/15	2,974,407	(45,457)

TOTAL				$(525,947)

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	491	September 2015	$75,644,687	$(1,938,616)
5 Year German Euro-Bobl	(29)	September 2015	(4,189,404)	(24,615)
10 Year German Euro-Bund	(30)	September 2015	(5,083,714)	(48,385)
10 Year U.K. Long Gilt	(36)	September 2015	(6,546,267)	54,957
2 Year U.S. Treasury Notes	592	September 2015	129,611,000	178,110
5 Year U.S. Treasury Notes	1,317	September 2015	157,062,540	(96,713)
10 Year U.S. Treasury Notes	(2,444)	September 2015	(308,364,063)	2,104,823
20 Year U.S. Treasury Bonds	78	September 2015	11,765,813	(30,935)

TOTAL				$198,626

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$60,000	09/16/20	3 month LIBOR	2.250%	$(746,052)	$(328,020)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,704,201,196

Gross unrealized gain	98,766,522
Gross unrealized loss	(221,723,953)

Net unrealized security loss	$(122,957,431)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – 80.3%
Aerospace – 1.6%
BE Aerospace, Inc. (BB+/Ba2)
$8,955,000	4.000%	12/16/21	$ 8,991,357
LM U.S. Corp. Acquisition, Inc. (CCC/Caa2)
6,472,375	8.250	01/25/21	6,413,023
Silver II US Holdings LLC (B+/B1)
8,574,086	4.000	12/13/19	8,261,132
Transdigm, Inc. (B/Ba3)
22,683,736	3.750	02/28/20	22,485,253
11,088,000	3.750	06/04/21	10,989,760
13,009,299	3.500	05/14/22	12,824,958

			69,965,483

Airlines – 2.3%
Air Canada (B+/B1)
3,292,390	4.000	09/26/19	3,295,485
Atlantic Aviation FBO, Inc. (BB-/Ba3)
13,025,102	3.250	06/01/20	12,919,338
Continental Airlines, Inc. (BB+/Ba1)
27,697,652	3.250	04/01/19	27,593,786
Delta Air Lines, Inc. (BBB-/Baa3)
11,199,199	3.250	04/20/17	11,166,497
38,955,713	3.250	10/18/18	38,834,171
Flying Fortress, Inc. (BBB-/Ba1)
5,041,667	3.500	04/30/20	5,043,230

			98,852,507

Automotive – 1.0%
Chrysler Group LLC (BB+/Ba1)
43,208,599	3.500	05/24/17	43,095,825

Automotive – Distributor – 0.1%
Goodyear Tire & Rubber Co. (BBB-/Ba1)
2,182,569	3.750	04/30/19	2,184,839

Automotive – Parts – 1.0%
Cooper Standard Holdings, Inc. (BB-/B1)
11,088,000	4.000	04/04/21	11,057,508
Gates Global LLC (B+/B2)
23,333,700	4.250	07/05/21	22,954,527
Jason, Inc. (B/B1)
8,932,500	5.500	06/30/21	8,921,335

			42,933,370

Building Materials – 3.2%
American Builders & Contractors Supply Co., Inc. (BB+/B1)
36,158,559	3.500	04/16/20	35,968,727
Armstrong World Industries, Inc. (BB/B1)
1,890,004	3.500	03/15/20	1,884,485
CPG International, Inc. (B/B2)
3,926,899	4.750	09/30/20	3,887,630
Gyp Holdings III Corp. (B/B3)
21,384,000	4.750	04/01/21	20,564,351
Headwaters, Inc. (BB-/B1)
5,175,000	4.500	03/24/22	5,175,000
Jeld-Wen, Inc. (B/B1)
22,909,875	5.250	10/15/21	22,952,946
10,625,000	5.000	06/18/22	10,625,000
PLY Gem Industries, Inc. (B+/B1)
7,151,932	4.000	02/01/21	7,086,348

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Building Materials – (continued)
Quikrete Cos., Inc. (B+/B1)
	$17,624,711	4.000%	09/28/20	$ 17,617,309
Roofing Supply Group LLC (B/B3)
	7,076,831	5.000	05/31/19	7,076,831
Ultima US Holdings LLC (B/B1)
	5,207,566	5.500	07/02/20	5,194,547

				138,033,174

Capital Goods – Others – 0.8%
Alliance Laundry Systems LLC (B/B2)
	16,522,347	4.250	12/10/18	16,512,103
Alliance Laundry Systems LLC (CCC+/Caa2)
	7,410,137	9.500	12/10/19	7,419,399
USIC Holdings, Inc. (B+/B2)
	9,284,097	4.000	07/10/20	9,226,071

				33,157,573

Chemicals – 2.7%
American Pacific Corp. (NR/NR)
	12,976,034	7.000	02/27/19	13,073,354
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV (BB-/Ba3)
EUR	1,000,000	5.750	02/01/21	1,168,875
Emerald Performance Materials LLC (B/B1)
	$7,468,563	4.500	08/01/21	7,447,576
Emerald Performance Materials LLC (CCC+/Caa1)
	6,350,000	7.750	08/01/22	6,299,708
Huntsman International LLC (BB+/Ba2)
	3,482,500	3.750	08/12/21	3,484,694
MacDermid, Inc. (BB/B1)
	2,213,875	4.750	06/07/20	2,220,982
PQ Corp. (B+/B2)
	9,501,881	4.000	08/07/17	9,487,343
Univar, Inc. (BB-/B2)
	35,155,149	5.000	06/30/17	35,108,744
	2,000,000	4.500	06/30/22	1,996,880
US Coatings Acquisition, Inc. (BB-/Ba3)
	38,126,876	3.750	02/01/20	38,060,154

				118,348,310

Consumer Products – Household & Leisure – 2.6%
Bombardier Recreational Products, Inc. (BB-/Ba3)
	28,379,491	3.750	01/30/19	28,336,922
Polymer Group, Inc. (B-/B2)
	17,485,438	5.250	12/19/19	17,543,665
Renfro Corp. (B/B3)
	28,106,279	5.750	01/30/19	27,684,685
Spectrum Brands, Inc. (BB/Ba2)
	16,650,000	3.750	06/09/22	16,654,162
EUR	750,000	0.000	06/30/22	833,696
The Sun Products Corp. (B-/B1)
	$24,239,270	5.500	03/23/20	23,557,661

				114,610,791

Consumer Products – Industrial – 1.4%
Atkore International, Inc. (B/B3)
	13,500,486	4.500	04/09/21	13,027,969
Atkore International, Inc. (CCC+/Caa2)
	11,250,000	7.750	10/09/21	10,518,750
HD Supply, Inc. (B+/B1)
	27,563,262	4.000	06/28/18	27,501,245
Southwire Co. (BB+/Ba3)
	8,948,989	3.000	02/10/21	8,900,485

				59,948,449

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Diversified Manufacturing – 2.9%
CPM Holdings, Inc. (B+/B1)
$9,475,000	6.000%	04/11/22	$ 9,486,844
Crosby US Acquisition Corp. (B/B1)
22,972,683	3.750	11/23/20	21,737,902
Doosan Infracore Co., Ltd. (BB-/Ba3)
9,267,731	4.500	05/28/21	9,314,069
Dynacast International LLC (B/Ba3)
4,214,438	4.500	01/28/22	4,206,556
Dynacast International LLC (B-/Caa1)
1,950,000	9.500	01/30/23	1,945,125
Gardner Denver, Inc. (B/B1)
19,972,567	4.250	07/30/20	19,453,880
Mannington Mills, Inc. (BB-/B1)
6,525,688	4.750	10/01/21	6,533,845
Mirror Bidco Corp. (B/Ba3)
19,188,509	4.250	12/28/19	19,092,566
Rexnord LLC (BB-/B2)
35,097,388	4.000	08/21/20	34,965,773

			126,736,560

Energy – 2.3%
American Energy - Marcellus LLC (CCC+/Ba3)
13,550,000	5.250	08/04/20	10,458,974
American Energy - Marcellus LLC (CCC-/Caa1)
34,190,000	8.500	08/04/21	18,348,747
CITGO Holding, Inc. (B-/Caa1)
7,770,950	9.500	05/12/18	7,786,492
FTS International, Inc. (CCC+/Caa2)
3,000,000	5.750	04/16/21	2,400,000
Jonah Energy LLC (B/B3)
9,250,000	7.500	05/12/21	8,741,250
Magnum Hunter Resources Corp. (CCC/B2)
16,365,250	8.500	10/22/19	16,324,337
MEG Energy Corp. (BB+/Ba1)
36,044,408	3.750	03/31/20	35,271,976

			99,331,776

Energy – Exploration & Production – 0.6%
EP Energy LLC (B+/Ba2)
6,525,000	3.500	05/24/18	6,474,432
2,875,000	4.500	04/30/19	2,866,030
NGPL PipeCo LLC (CCC/Caa2)
1,964,302	6.750	09/15/17	1,874,926
Veresen Midstream Limited Partnership (BB-/Ba3)
13,541,063	5.250	03/31/22	13,636,933

			24,852,321

Entertainment – 0.7%
Sabre, Inc. (B+/Ba3)
488,222	3.500	02/19/18	486,542
26,334,981	4.000	02/19/19	26,289,796
WMG Acquisition Corp. (B+/B1)
3,087,857	3.750	07/01/20	3,038,174

			29,814,512

Environmental – 0.3%
EnergySolutions LLC (BB-/B3)
13,115,897	6.750	05/29/20	13,137,800

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Finance – 1.4%
CeramTec Acquisition Corp. (B/Ba3)
$8,750,230	4.250%	08/30/20	$ 8,739,292
Guggenheim Partners LLC (NR/NR)
11,568,700	4.250	07/22/20	11,611,852
ROC Finance LLC (B+/B2)
1,965,000	5.000	06/20/19	1,924,875
SBA Senior Finance II LLC (BB/B1)
16,310,126	3.250	03/24/21	16,139,685
Victory Capital Management, Inc. (BB-/B2)
20,321,707	7.000	10/31/21	20,270,902

			58,686,606

Food & Beverages – 6.4%
Albertson’s Holdings LLC (BB-/Ba3)
17,923,125	5.000	08/25/19	17,970,263
Atrium Innovations, Inc. (B/B2)
2,951,418	4.250	02/13/21	2,862,875
Atrium Innovations, Inc. (CCC+/Caa2)
9,545,000	7.750	08/13/21	8,781,400
Blue Buffalo Co. Ltd. (BB/Ba3)
5,976,214	3.750	08/08/19	5,965,039
Diamond Foods, Inc. (B/B2)
16,342,681	4.250	08/20/18	16,312,120
Dole Food Co., Inc. (B-/B2)
8,517,500	4.500	11/01/18	8,520,141
High Liner Foods, Inc. (B+/B2)
9,554,063	4.250	04/24/21	9,534,190
HJ Heinz Co. (BB+/Ba1)
65,117,964	3.250	06/05/20	65,085,405
Performance Food Group, Inc. (B-/B3)
57,887,804	6.250	11/14/19	57,960,164
Pinnacle Foods Finance LLC (BB+/Ba2)
15,675,106	3.000	04/29/20	15,593,230
Shearer’s Foods, Inc. (B/B1)
7,667,063	4.500	06/30/21	7,638,311
Shearer’s Foods, Inc. (CCC+/Caa1)
12,800,000	7.750	06/30/22	12,640,000
US Foods, Inc. (B-/B2)
49,071,754	4.500	03/31/19	49,112,483

			277,975,621

Food & Drug Retailers – 0.6%
Rite Aid Corp. (B+/B2)
8,790,000	5.750	08/21/20	8,872,450
16,345,000	4.875	06/21/21	16,339,933

			25,212,383

Gaming – 1.6%
Aristocrat Leisure Ltd. (BB/Ba2)
18,998,462	4.750	10/20/21	19,059,446
CCM Merger, Inc. (BB-/B2)
5,037,270	4.500	08/08/21	5,043,567
CityCenter Holdings LLC (BB-/B2)
15,889,724	4.250	10/16/20	15,902,913
Marina District Finance Co., Inc. (BB-/B2)
8,318,913	6.500	08/15/18	8,386,546
MGM Resorts International (BB/Ba2)
10,254,648	3.500	12/20/19	10,175,175
Peninsula Gaming LLC (B+/B1)
4,508,496	4.250	11/20/17	4,514,132
Scientific Games International, Inc. (BB-/Ba3)
6,641,625	6.000	10/01/21	6,634,186

			69,715,965

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Health Care – 1.5%
Community Health Systems, Inc. (BB/Ba2)
$4,210,445	3.534%	12/31/18	$ 4,206,782
6,850,521	3.750	12/31/19	6,848,534
12,604,775	4.000	01/27/21	12,617,632
HCA, Inc. (BBB-/Ba2)
28,893,691	2.937	03/31/17	28,868,553
12,034,760	3.032	05/01/18	12,026,576
MedAssets, Inc. (BB+/Ba3)
71,470	4.000	12/13/19	71,291

			64,639,368

Health Care – Medical Products – 0.2%
Convatec, Inc. (B+/Ba2)
2,698,389	4.250	06/15/20	2,693,666
Ortho-Clinical Diagnostics, Inc. (B/B1)
7,959,799	4.750	06/30/21	7,794,952

			10,488,618

Health Care – Pharmaceuticals – 2.5%
Concordia Healthcare Corp. (B+/Ba2)
6,375,000	4.750	04/21/22	6,388,260
Endo Luxembourg Finance Co. I S.A.R.L. (BB/Ba1)
16,900,000	3.750	06/11/22	16,931,772
Horizon Pharma Holdings USA, Inc. (BB-/Ba2)
5,250,000	4.500	04/22/21	5,269,687
PharMedium Healthcare Corp. (B/B1)
4,310,418	4.250	01/28/21	4,263,737
PharMedium Healthcare Corp. (CCC+/Caa2)
2,000,000	7.750	01/28/22	2,000,000
Valeant Pharmaceuticals International, Inc. (BB+/Ba1)
4,561,323	3.500	02/13/19	4,548,004
23,300,954	3.500	08/05/20	23,194,935
46,785,867	4.000	04/01/22	46,707,735

			109,304,130

Health Care – Services – 3.8%
21st Century Oncology Holdings, Inc. (B-/B1)
12,750,000	6.500	04/30/22	12,558,750
American Renal Holdings, Inc. (B/Ba3)
14,368,228	4.500	09/22/19	14,350,268
American Renal Holdings, Inc. (CCC+/Caa1)
21,385,439	8.500	03/20/20	21,305,244
Amsurg Corp. (BB-/Ba2)
1,962,632	3.750	07/16/21	1,963,436
Envision Healthcare Corp. (BB-/Ba3)
14,090,535	4.000	05/25/18	14,077,995
MPH Acquisition Holdings LLC (B+/B1)
45,233,825	3.750	03/31/21	44,926,688
Sedgwick Claims Management Services, Inc. (B/B1)
10,340,725	3.750	03/01/21	10,167,105
Sedgwick Claims Management Services, Inc. (CCC+/Caa2)
10,600,758	6.750	02/28/22	10,385,456
Sedgwick Claims Management Services, Inc. (B/Caa2)
12,850,000	6.750	02/28/22	12,589,016
Sterigenics-Nordion Holdings LLC (B/B1)
5,175,000	4.250	05/15/22	5,162,063
U.S. Renal Care, Inc. (B/Ba3)
7,159,620	4.250	07/03/19	7,144,728

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Health Care – Services – (continued)
U.S. Renal Care, Inc. (CCC+/Caa1)
	$4,000,000	8.500%	01/03/20	$ 4,035,000
	7,975,000	10.250	01/03/20	8,044,781

				166,710,530

Lodging – 2.5%
Four Seasons Holdings, Inc. (BB/B1)
	12,082,622	3.500	06/27/20	12,082,622
Four Seasons Holdings, Inc. (B-/Caa1)
	11,767,000	6.250	12/27/20	11,767,000
Hilton Worldwide Finance LLC (BBB-/Ba2)
	44,290,748	3.500	10/26/20	44,297,834
La Quinta Intermediate Holding LLC (BB/B1)
	40,166,680	4.000	04/14/21	40,091,568

				108,239,024

Media – Broadcasting & Radio – 2.9%
Getty Images, Inc. (B-/B2)
	52,081,960	4.750	10/18/19	38,475,548
iHeart Communications, Inc. (CCC+/Caa1)
	23,847,038	7.687	07/30/19	22,253,817
Salem Communications Corp. (B/B2)
	13,743,198	4.500	03/13/20	13,605,766
Telesat Canada (BB/Ba3)
	2,018,910	3.500	03/28/19	2,010,492
The E.W. Scripps Co. (BBB-/Ba2)
	12,949,271	3.500	11/26/20	12,973,615
Townsquare Media, Inc. (BB-/Ba2)
	3,341,625	4.250	04/01/22	3,341,625
Univision Communications, Inc. (B+/B2)
	33,113,512	4.000	03/01/20	32,826,339

				125,487,202

Media – Cable – 1.8%
Altice Financing SA (BB-/B1)
	2,136,579	5.500	07/02/19	2,152,070
Charter Communications Operating LLC (BB+/Baa3)
	19,613,882	3.000	07/01/20	19,376,946
	8,585,687	3.000	01/03/21	8,472,270
CSC Holdings LLC (BB+/Baa3)
	10,162,547	2.687	04/17/20	10,045,678
Wave Division Holdings LLC (BB-/Ba3)
	6,825,000	4.000	10/15/19	6,816,469
Ziggo N.V. (BB-/Ba3)
	24,950,000	3.500	01/15/22	24,625,650
EUR	5,500,000	3.750	01/15/22	6,086,666

				77,575,749

Media – Non Cable – 3.2%
Advantage Sales & Marketing, Inc. (B/B1)
	$18,290,801	4.250	07/23/21	18,189,104
Advantage Sales & Marketing, Inc. (CCC+/Caa1)
	4,791,893	7.500	07/25/22	4,807,850
Affinion Group, Inc. (B/B1)
	1,793,394	6.750	04/30/18	1,714,377
Affinion Group, Inc. (CCC/Caa1)
	711,500	8.500	10/12/18	639,461
Checkout Holding Corp. (B+/B1)
	19,503,000	4.500	04/09/21	17,162,640
Checkout Holding Corp. (CCC+/Caa1)
	21,800,000	7.750	04/11/22	15,990,300
McGraw-Hill Global Education Holdings LLC (B+/B1)
	6,274,330	4.750	03/22/19	6,284,808

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Media – Non Cable – (continued)
Media General, Inc. (BB+/Ba3)
	$12,279,046	4.000%	07/31/20	$ 12,267,503
NEP Supershooters LP (B-/Caa1)
	21,332,739	10.000	07/22/20	21,066,080
NEP/NCP Holdco, Inc. (B/B1)
	26,360,753	4.250	01/22/20	25,932,390
Renaissance Learning, Inc. (B-/B1)
	7,512,061	4.500	04/09/21	7,411,925
Renaissance Learning, Inc. (CCC/Caa2)
	9,612,400	8.000	04/11/22	9,380,068

				140,846,506

Metals & Mining – 0.4%
FMG Resources (August 2006) Pty Ltd. (BB+/Ba1)
	4,987,310	3.750	06/30/19	4,418,307
Hi Crush Partners LP (BB-/B2)
	6,876,759	4.750	04/28/21	6,640,405
Novelis, Inc. (BB/Ba2)
	6,800,000	4.000	06/02/22	6,762,804

				17,821,516

Packaging – 2.8%
Ardagh Holdings USA, Inc. (B+/Ba3)
	3,774,798	4.000	12/17/19	3,761,813
Berry Plastics Holding Corp. (BB-/Ba3)
	27,998,000	3.500	02/08/20	27,848,490
Berry Plastics Holding Group, Inc. (BB-/Ba3)
	12,387,681	3.750	01/06/21	12,343,829
BWAY Holding Co., Inc. (B-/B2)
	28,635,750	5.500	08/14/20	28,635,750
Klockner-Pentaplast of America, Inc. (B/B1)
EUR	2,250,000	5.000	04/28/20	2,510,769
	$5,236,976	5.000	04/28/20	5,244,832
KP Germany Erste GmbH (B/B1)
	2,238,024	5.000	04/22/20	2,241,381
Onex Wizard U.S. Acquisition, Inc. (B+/B1)
	9,975,000	4.250	03/13/22	9,957,544
Reynolds Group Holdings, Inc. (B+/B1)
	26,959,650	4.500	12/01/18	27,032,711

				119,577,119

Property/Casualty Insurance – 0.2%
York Risk Services Holding Corp. (B/B1)
	11,208,161	4.750	10/01/21	10,955,977

Real Estate – 0.9%
Communications Sales & Leasing, Inc. (BB/Ba3)
	10,000,000	5.000	10/24/22	9,808,300
Realogy Corp. (BB/Ba2)
	20,824,980	3.750	03/05/20	20,766,461
Starwood Property Trust, Inc. (BB/Ba3)
	9,430,707	3.500	04/17/20	9,371,765

				39,946,526

Restaurants – 1.4%
1011778 B.C. Unlimited Liability Co. (B+/Ba3)
	56,943,055	3.750	12/10/21	56,863,904
Seminole Hard Rock Entertainment, Inc. (BB+/Ba1)
	4,900,000	3.500	05/14/20	4,879,567

				61,743,471

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Retailers – 6.5%
Academy Ltd. (B/B1)
$9,902,420	4.500%	08/03/18	$ 9,891,825
Bass Pro Group LLC (BB-/B1)
9,218,845	4.000	06/05/20	9,208,980
BJ’s Wholesale Club, Inc. (B-/B3)
19,986,677	4.500	09/26/19	19,947,903
BJ’s Wholesale Club, Inc. (CCC/Caa2)
19,900,000	8.500	03/26/20	20,046,464
Burlington Coat Factory Warehouse Corp. (BB-/B1)
11,215,645	4.250	08/13/21	11,206,784
Container Store, Inc. (B/B2)
6,504,689	4.250	04/06/19	6,390,857
Dell, Inc. (BBB/Ba1)
5,701,979	3.750	10/29/18	5,695,478
Dollar Tree, Inc. (BB+/Ba1)
23,183,544	3.500	03/09/22	23,164,302
18,700,000	4.250	03/09/22	18,629,875
J Crew Group, Inc. (B-/B2)
19,591,360	4.000	03/05/21	16,862,088
Michaels Stores, Inc. (BB-/Ba3)
21,218,995	3.750	01/28/20	21,142,394
Neiman Marcus Group Ltd., Inc. (B/B2)
19,071,829	4.250	10/25/20	18,940,806
Party City Holdings, Inc. (B/B1)
7,833,220	4.000	07/27/19	7,814,891
Payless, Inc. (B/B1)
6,169,957	5.000	03/11/21	5,846,034
Payless, Inc. (CCC+/B3)
3,750,000	8.500	03/11/22	3,375,000
Petco Animal Supplies, Inc. (B+/Ba3)
3,321,140	4.000	11/24/17	3,316,524
PetSmart, Inc. (BB-/Ba3)
30,325,000	4.250	03/11/22	30,241,606
Rue21, Inc. (B-/B3)
11,346,129	5.625	10/09/20	10,361,399
Staples, Inc. (BBB/Baa2)
15,175,000	3.500	04/07/21	15,140,249
The Men’s Wearhouse, Inc. (BB-/Ba2)
2,361,648	4.500	06/18/21	2,364,600
The Men’s Wearhouse, Inc. (B+/Ba2)
6,525,000	5.000	06/18/21	6,571,197
True Religion Apparel, Inc. (B-/B3)
16,646,250	5.875	07/30/19	10,403,906
True Religion Apparel, Inc. (CCC/Caa2)
7,650,000	11.000	01/29/20	3,404,250

			279,967,412

Services Cyclical – Business Services – 4.2%
Acosta Holdco, Inc. (B/B1)
5,393,985	4.250	09/26/21	5,372,085
ADS Waste Holdings, Inc. (B+/B2)
43,484,122	3.750	10/09/19	42,907,957
Crossmark Holdings, Inc. (CCC/Caa2)
6,864,000	8.750	12/21/20	5,491,200
Devix Midco SA (B/B1)
3,687,750	4.250	05/02/21	3,683,140
First Data Corp. (BB-/B1)
7,925,000	3.687	03/24/17	7,897,738
34,460,076	3.687	03/24/18	34,318,445
10,000,000	3.687	09/24/18	9,964,300
14,477,728	4.187	03/24/21	14,492,785
Koosharem LLC (B-/B3)
6,902,167	7.500	05/15/20	6,833,146

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Services Cyclical – Business Services – (continued)
TCH 2 Holdings LLC (B-/B1)
$5,545,418	5.500%	05/06/21	$ 5,524,623
Travelport Finance S.A.R.L. (B/B2)
10,571,875	5.750	09/02/21	10,583,187
Vantiv, LLC (BB+/Ba3)
28,114,527	3.750	06/13/21	28,114,527
Waste Industries USA, Inc. (BB-/B1)
5,486,250	4.250	02/27/20	5,496,564

			180,679,697

Services Cyclical – Consumer Services – 1.5%
Bright Horizons Family Solution, Inc. (BB/B1)
38,914,203	3.750	01/30/20	38,780,338
Spin Holdco, Inc. (B/B2)
21,301,805	4.250	11/14/19	21,201,900
Weight Watchers International, Inc. (B-/B3)
971,898	3.190	04/02/16	861,345
12,218,335	4.000	04/02/20	5,855,393

			66,698,976

Services Cyclical – Rental Equipment – 0.3%
Maxim Crane Works LP (B/Caa2)
12,000,000	10.250	11/26/18	12,000,000

Technology – 0.7%
Ability Network, Inc. (B/B2)
5,234,812	6.000	05/14/21	5,230,467
CDW LLC (BB+/Ba2)
19,640,759	3.250	04/29/20	19,461,635
Riverbed Technology, Inc. (B/B1)
5,536,125	6.000	04/24/22	5,588,718

			30,280,820

Technology – Software/Services – 3.5%
Aspect Software, Inc. (B-/B1)
4,891,524	7.250	05/07/16	4,830,380
Avago Technologies Cayman Ltd. (BBB-/Ba1)
32,112,009	3.750	05/06/21	32,140,589
Blackboard, Inc. (B+/B1)
7,358,259	4.750	10/04/18	7,321,467
BMC Software Finance, Inc. (B/B1)
20,457,196	5.000	09/10/20	19,220,149
Dealertrack Technologies, Inc. (BB-/Ba2)
6,002,719	3.500	02/28/21	5,990,233
Electrical Components International, Inc. (B+/B1)
6,185,040	5.750	05/28/21	6,213,306
Emdeon, Inc. (B+/Ba3)
18,026,664	3.750	11/02/18	17,986,105
Freescale Semiconductor, Inc. (B/B1)
15,830,955	4.250	02/28/20	15,835,388
3,264,206	5.000	01/15/21	3,273,052
Lawson Software, Inc. (B+/Ba3)
4,327,492	3.750	06/03/20	4,264,397
MA FinanceCo., LLC (BB-/B1)
6,875,000	4.500	11/20/19	6,853,550
SS&C Technologies, Inc. (BB/Ba3)
21,775,000	4.000	06/23/22	21,761,499
Sybil Software LLC (BB-/Ba3)
500,000	4.250	03/20/20	499,375
2,712,866	4.750	03/20/20	2,712,866
TTM Technologies, Inc. (B+/B2)
4,050,000	6.000	05/07/21	3,979,125

			152,881,481

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Textiles & Apparel – 0.1%
Hanesbrands, Inc. (BBB-/Baa3)
$3,000,000	3.250%	04/15/22	$ 3,015,000

Transportation – 0.1%
Pilot Travel Centers LLC (BB+/Ba2)
3,267,000	4.250	10/01/21	3,295,586

Utilities – Electric – 1.7%
Calpine Corp. (BB/Ba3)
23,476,917	4.000	10/09/19	23,447,571
14,377,322	4.000	10/30/20	14,349,142
20,000,000	3.500	05/27/22	19,805,000
NRG Energy, Inc. (BB+/Baa3)
14,325,200	2.750	07/02/18	14,201,001

			71,802,714

Wireless Telecommunications – 4.1%
Asurion LLC (B/Ba3)
2,059,843	5.000	05/24/19	2,063,283
Asurion LLC (CCC+/B3)
30,207,309	8.500	03/03/21	30,651,054
CommScope, Inc. (BB/Ba2)
6,925,000	3.750	05/21/22	6,910,596
Crown Castle Operating Co. (BBB/Ba2)
18,553,436	3.000	01/31/21	18,434,138
GCI Holdings, Inc. (BB+/Ba2)
5,187,000	4.750	02/02/22	5,225,902
Intelsat Jackson Holdings Ltd. (BB-/Ba3)
70,184,955	3.750	06/30/19	69,585,576
Level 3 Financing, Inc. (BB/Ba2)
12,095,000	4.000	08/01/19	12,095,000
16,000,000	4.000	01/15/20	15,995,040
8,227,000	3.500	05/31/22	8,163,570
LTS Buyer LLC (B/B1)
10,290,000	4.000	04/13/20	10,222,498

			179,346,657

TOTAL SENIOR TERM LOANS			$3,479,897,944

Corporate Obligations – 12.5%
Airlines – 1.5%
Air Canada (BB/Ba3)(b)(c)
$19,400,000	6.750%	10/01/19	$ 20,606,680
Air Canada (BB-/NR)(c)
10,000,000	5.000	03/15/20	9,954,700
Air Canada (BBB-/Ba1)(c)
15,394,857	5.375	11/15/22	16,010,652
Air Canada 2013-1 Class C Pass Through Trust (BB-/Ba3)(c)
9,221,000	6.625	05/15/18	9,658,075
Continental Airlines 2012-3 Class C Pass Thru Certificates (NR/Ba2)
4,500,000	6.125	04/29/18	4,668,750
United Airlines 2014-1 Class B Pass Through Trust (BBB/NR)
3,850,000	4.750	10/11/23	3,917,375

			64,816,232

Automotive(b)(c) – 0.2%
Schaeffler Finance BV (BB-/Ba2)
9,250,000	4.750	05/15/23	9,041,875

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – 0.4%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC/Caa2)(b)
$5,575,000	8.875%	02/01/18	$ 5,031,437
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC/Caa3)(b)
1,550,000	9.000	11/15/20	1,116,000
Momentive Performance Materials, Inc. (B/B3)(b)
10,000,000	3.880	10/24/21	8,975,000
MPM Escrow LLC (NR/NR)(d)
10,000,000	8.875	10/15/20	—
WR Grace & Co. (BB-/Ba3)(c)
1,500,000	5.125	10/01/21	1,515,000
50,000	5.625	10/01/24	50,750

			16,688,187

Consumer Products – Industrial(b)(c) – 0.1%
HD Supply, Inc. (B+/B1)
6,550,000	5.250	12/15/21	6,590,938

Energy(b)(c)(e) – 0.1%
FTS International, Inc. (NR/B1)
2,950,000	7.783	06/15/20	2,898,375

Energy – Exploration & Production – 0.2%
Antero Resources Corp. (NR/Ba3)(b)(c)
10,150,000	5.625	06/01/23	9,820,125
Chesapeake Energy Corp. (BB+/Ba1)
25,000	5.750	03/15/23	22,625

			9,842,750

Finance(c) – 0.2%
CIT Group, Inc. (BB-/B1)
1,650,000	5.500	02/15/19	1,718,063
HRG Group, Inc. (B+/Ba3)(b)
4,900,000	7.875	07/15/19	5,194,000
International Lease Finance Corp. (BBB-/Ba1)
2,000,000	7.125	09/01/18	2,220,000

			9,132,063

Food and Beverage(b) – 0.3%
Shearer’s Foods LLC/Chip Finance Corp. (B/B1)(c)
900,000	9.000	11/01/19	968,625
US Foods, Inc. (CCC+/Caa2)
10,000,000	8.500	06/30/19	10,437,500

			11,406,125

Gaming(b)(d) – 0.3%
Caesars Entertainment Operating Co., Inc. (D/WR)
14,850,000	9.000	02/15/20	12,084,187

Health Care – 2.2%
CHS/Community Health Systems, Inc. (BB/Ba2)(b)
12,550,000	5.125	08/15/18	12,832,375
10,000,000	5.125	08/01/21	10,200,000
CHS/Community Health Systems, Inc. (B-/B3)(b)
17,600,000	6.875	02/01/22	18,568,000
Crimson Merger Sub, Inc. (CCC+/Caa1)(b)(c)
5,200,000	6.625	05/15/22	4,563,000
HCA, Inc. (BBB-/Ba2)
10,000,000	3.750	03/15/19	10,075,000
16,300,000	6.500	02/15/20	18,215,250
8,050,000	5.000	03/15/24	8,190,875

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care – (continued)
HCA, Inc. (BBB-/NR)
	$6,550,000	5.250%	04/15/25	$ 6,812,000
Tenet Healthcare Corp. (BB-/Ba2)(b)(c)(e)
	4,900,000	3.786	06/15/20	4,942,875

				94,399,375

Health Care Products(b)(c) – 0.0%
Hologic, Inc. (BB/B1)
	1,400,000	5.250	07/15/22	1,429,750

Lodging(b)(c) – 0.1%
Felcor Lodging LP (NR/B3)
	3,300,000	6.000	06/01/25	3,353,625
RHP Hotel Properties LP/RHP Finance Corp. (BB/B1)
	2,000,000	5.000	04/15/23	1,960,000

				5,313,625

Media – Broadcasting & Radio(b) – 0.9%
iHeartCommunications, Inc. (CCC+/Caa1)
	3,153,000	9.000	12/15/19	3,003,233
SBA Communications Corp. (B/NR)
	7,200,000	4.875	07/15/22	7,002,000
Univision Communications, Inc. (CCC+/Caa2)(c)
	10,150,000	8.500	05/15/21	10,708,250
Univision Communications, Inc. (B+/B2)(c)
	6,421,000	6.750	09/15/22	6,822,312
	10,200,000	5.125	02/15/25	9,843,000

				37,378,795

Media – Cable(b)(c) – 0.7%
Altice US Finance I Corp. (BB-/Ba3)
	3,150,000	5.375	07/15/23	3,079,125
Numericable - SFR SAS (B+/Ba3)
	13,000,000	4.875	05/15/19	12,837,500
	4,600,000	6.250	05/15/24	4,508,000
Virgin Media Secured Finance PLC (BB-/Ba3)
	8,325,000	5.375	04/15/21	8,533,125

				28,957,750

Media – Non Cable(b)(c) – 0.1%
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)
	4,750,000	5.000	04/15/22	4,666,875

Metals & Mining(b)(c) – 0.1%
FMG Resources (August 2006) Pty Ltd. (BB+/Ba1)
	3,000,000	9.750	03/01/22	3,105,000

Packaging(b) – 0.6%
Ardagh Packaging Finance PLC (CCC+/Caa1)(c)
	4,900,000	6.250	01/31/19	4,973,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B+/Ba3)(c)
EUR	5,200,000	4.250	01/15/22	5,797,218
Reynolds Group Issuer, Inc. (B+/B1)
	$1,731,000	7.875	08/15/19	1,804,567
	8,550,000	5.750	10/15/20	8,763,750
Reynolds Group Issuer, Inc. (CCC+/Caa2)
	6,150,000	9.875	08/15/19	6,457,500

				27,796,535

Pharmaceuticals(b)(c) – 0.5%
Concordia Healthcare Corp. (CCC+/NR)
	2,800,000	7.000	04/15/23	2,800,000

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals(b)(c) – (continued)
Valeant Pharmaceuticals International, Inc. (B/B1)
$5,000,000	5.375%	03/15/20	$ 5,137,500
9,700,000	7.500	07/15/21	10,451,750
4,800,000	5.875	05/15/23	4,920,000

			23,309,250

Restaurants(b)(c) – 0.2%
New Red Finance, Inc. (NR/Ba3)
6,050,000	4.625	01/15/22	5,966,813
New Red Finance, Inc. (B-/B3)
4,100,000	6.000	04/01/22	4,217,875

			10,184,688

Retailers(b) – 0.3%
American Apparel, Inc. (CC/Caa2)
7,986,469	15.000	04/15/20	7,756,858
Family Tree Escrow LLC (B+/Ba3)(c)
650,000	5.250	03/01/20	680,875
2,600,000	5.750	03/01/23	2,723,500

			11,161,233

Services Cyclical – Business Services(b)(c) – 0.5%
Altegrity, Inc. (D/WR)
5,500,000	9.500	07/01/19	5,170,000
First Data Corp. (BB-/B1)
6,900,000	7.375	06/15/19	7,141,500
9,075,000	6.750	11/01/20	9,585,469

			21,896,969

Services Cyclical – Consumer Services(b) – 0.1%
APX Group, Inc. (B/Ba3)
3,650,000	6.375	12/01/19	3,540,500

Services Cyclical – Rental Equipment(b)(c) – 0.4%
Ahern Rentals, Inc. (B/B3)
7,150,000	7.375	05/15/23	7,087,437
Jurassic Holdings III, Inc. (CCC+/Caa1)
11,000,000	6.875	02/15/21	8,593,750

			15,681,187

Technology – Software/Services(b) – 0.1%
Emdeon, Inc. (CCC+/Caa1)
5,000,000	11.000	12/31/19	5,425,000

Telecommunications – Cellular – 1.4%
Altice Financing SA (BB-/B1)(b)(c)
4,350,000	6.500	01/15/22	4,339,125
Sprint Communications, Inc. (B+/B2)
8,000,000	8.375	08/15/17	8,620,000
3,950,000	7.000	08/15/20	3,910,500
Sprint Communications, Inc. (BB/Ba2)(c)
18,000,000	9.000	11/15/18	20,340,000
Sprint Corp. (B+/B2)
13,900,000	7.875	09/15/23	13,517,750
Wind Acquisition Finance SA (BB/Ba3)(b)(c)
3,900,000	4.750	07/15/20	3,863,301
Wind Acquisition Finance SA (B/Caa1)(b)(c)
5,300,000	7.375	04/23/21	5,353,000

			59,943,676

Telecommunications – Internet & Data(b)(e) – 0.1%
Level 3 Financing, Inc. (B/B3)
4,650,000	3.914	01/15/18	4,650,000

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications – Satellites(b) – 0.4%
Intelsat Jackson Holdings SA (B+/B3)
	$10,450,000	7.250%	04/01/19	$ 10,580,625
Intelsat Jackson Holdings SA (CCC+/Caa1)
	6,700,000	6.625	12/15/22	6,130,500

				16,711,125

Telecommunications – Wirelines – 0.1%
Frontier Communications Corp. (BB-/Ba3)
	5,000,000	8.250	04/15/17	5,400,000

Transportation(b) – 0.4%
Aguila 3 SA (B/B3)
	15,500,000	7.875 (c)	01/31/18	15,306,250
CHF	2,150,000	7.875	01/31/18	2,317,364

				17,623,614

TOTAL CORPORATE OBLIGATIONS				$ 541,075,679

Asset-Backed Securities(c)(e) – 0.2%
Collateralized Loan Obligation – 0.2%
Zais CLO 1 Ltd. Series 2014-1A, Class B (A/NR)
	$8,600,000	2.905%	04/15/26	$ 8,255,510

Shares		Description		Value
Investment Companies(f) – 8.1%
	325,499,124	Goldman Sachs Financial Square Government Fund - FST Shares		$ 325,499,124
	3,894,196	Goldman Sachs High Yield Fund - Institutional Shares		26,091,112

TOTAL INVESTMENT COMPANIES				$ 351,590,236

TOTAL INVESTMENTS – 101.1%				$4,380,819,369

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%				(47,022,758)

NET ASSETS – 100.0%				$4,333,796,611

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility on June 30, 2015. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $319,304,668, which represents approximately 7.4% of net assets as of June 30, 2015.

(d)	Security is currently in default and/or non-income producing.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(f)	Represents Affiliated Funds.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Credit Suisse International (London)	USD/CHF	07/03/15	$2,334,601	$(23,608)
Merrill Lynch International Bank Ltd.	USD/EUR	07/03/15	22,106,921	(465,611)
Royal Bank of Scotland PLC	EUR/USD	07/03/15	3,614,732	(17,400)
State Street Bank and Trust	EUR/USD	07/03/15	2,235,368	(13,486)

TOTAL				$(520,105)

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$48,500	09/16/20	3 month LIBOR	2.250%	$(603,757)	$(264,451)
	45,900	09/16/22	3 month LIBOR	2.500	188,576	(1,058,836)

TOTAL					$(415,181)	$(1,323,287)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,454,997,709

Gross unrealized gain	12,614,923
Gross unrealized loss	(86,793,263)

Net unrealized security loss	$(74,178,340)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 88.0%
Automotive – 2.5%
Ford Motor Credit Co. LLC
$2,175,000	3.984%		06/15/16	$ 2,226,293
4,325,000	5.875		08/02/21	4,901,686
General Motors Co.
3,700,000	3.500		10/02/18	3,813,099

				10,941,078

Banks – 17.2%
American Express Co.(a)(b)
3,055,000	6.800		09/01/66	3,139,012
Bank of America Corp.
3,750,000	5.000		05/13/21	4,106,554
8,300,000	4.000		04/01/24	8,444,391
Barclays Bank PLC
3,575,000	2.500		02/20/19	3,590,014
Canadian Imperial Bank of Commerce(c)
400,000	2.600		07/02/15	400,000
Compass Bank(a)
1,025,000	2.750		09/29/19	1,017,729
Credit Agricole SA(c)
3,325,000	4.375		03/17/25	3,185,084
Credit Suisse AG(c)
2,500,000	6.500		08/08/23	2,734,027
Credit Suisse Group Funding Guernsey Ltd.(c)
3,650,000	3.750		03/26/25	3,498,741
Discover Bank(a)
2,225,000	3.100		06/04/20	2,228,165
Discover Financial Services(a)
2,400,000	3.750		03/04/25	2,280,924
HSBC Holdings PLC(a)(b)
1,825,000	6.375		03/30/49	1,834,125
1,275,000	6.375		09/17/49	1,278,188
ING Bank NV(a)(b)
3,675,000	4.125		11/21/23	3,774,901
Intesa Sanpaolo SPA
1,600,000	3.125		01/15/16	1,612,197
4,075,000	3.875		01/16/18	4,222,869
3,400,000	5.017	(c)	06/26/24	3,302,828
JPMorgan Chase & Co.
3,700,000	3.875		09/10/24	3,632,666
2,175,000	5.300	(a)(b)	05/01/49	2,158,905
KBC Bank NV(a)(b)
2,000,000	8.000		01/25/23	2,185,000
LBG Capital No.1 PLC(a)(b)(c)
1,250,000	8.000		06/15/49	1,439,063
MUFG Capital Finance 1 Ltd.(a)(b)
2,650,000	6.346		12/31/49	2,752,688
PNC Preferred Funding Trust II(a)(b)(c)
3,800,000	1.508		03/29/49	3,420,000
Royal Bank of Scotland PLC
4,250,000	2.550		09/18/15	4,261,883
1,150,000	9.500	(a)(b)	03/16/22	1,273,625
Santander Holdings USA, Inc.(a)
975,000	3.450		08/27/18	1,002,378
The Bank of Nova Scotia(c)
300,000	1.650		10/29/15	301,106
Wells Fargo & Co.(a)(b)
3,625,000	5.900		06/15/49	3,634,062

				76,711,125

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Brokerage – 2.2%
KKR Group Finance Co. LLC(c)
$1,850,000	6.375%		09/29/20	$ 2,170,596
Morgan Stanley, Inc.
4,425,000	3.700		10/23/24	4,402,692
1,950,000	3.950		04/23/27	1,839,778
1,525,000	4.300		01/27/45	1,416,032

				9,829,098

Chemicals – 1.9%
Albemarle Corp.(a)
900,000	3.000		12/01/19	897,095
Ecolab, Inc.
625,000	2.250		01/12/20	617,595
1,667,000	5.500		12/08/41	1,808,521
Incitec Pivot Ltd.(c)
3,700,000	4.000		12/07/15	3,740,563
Monsanto Co.(a)
1,675,000	4.700		07/15/64	1,418,339

				8,482,113

Consumer Cyclical Services(a) – 0.7%
The Priceline Group, Inc.
3,275,000	3.650		03/15/25	3,221,142

Distributor(c) – 0.3%
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000		06/01/16	1,132,926

Diversified Manufacturing(a) – 0.1%
Valmont Industries, Inc.
762,000	5.250		10/01/54	668,612

Electric – 4.0%
Exelon Corp.(a)
1,550,000	2.850		06/15/20	1,559,255
Florida Power & Light Co.(a)
2,600,000	5.250		02/01/41	2,902,990
Kentucky Utilities Co.(a)
1,700,000	5.125		11/01/40	1,878,896
PPL WEM Holdings PLC(a)(c)
1,750,000	5.375		05/01/21	1,935,789
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,244,122
Public Service Electric & Gas Co.(a)
2,525,000	3.950		05/01/42	2,376,484
Puget Sound Energy, Inc.(a)(b)
2,000,000	6.974		06/01/67	1,835,000
Ruwais Power Co. PJSC(c)
670,000	6.000		08/31/36	767,150
Southern California Edison Co.(a)
1,550,000	4.050		03/15/42	1,485,843
Virginia Electric and Power Co.(a)
2,030,000	4.000		01/15/43	1,894,279

				17,879,808

Energy – 8.0%
Anadarko Petroleum Corp.
3,125,000	8.700		03/15/19	3,765,992
1,840,000	3.450	(a)	07/15/24	1,805,720
Apache Corp.(a)
1,655,000	3.250		04/15/22	1,621,876
675,000	5.100		09/01/40	652,470
175,000	4.750		04/15/43	161,497
1,445,000	4.250		01/15/44	1,249,261

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Canadian Natural Resources Ltd.(a)
$1,740,000	3.450%	11/15/21	$ 1,746,849
750,000	3.900	02/01/25	741,045
Cimarex Energy Co.(a)
1,125,000	4.375	06/01/24	1,110,937
ConocoPhillips Co.(a)
2,410,000	3.350	11/15/24	2,384,268
1,375,000	4.150	11/15/34	1,331,805
Continental Resources, Inc.(a)
435,000	4.500	04/15/23	418,252
575,000	3.800	06/01/24	521,797
Corp Financiera de Desarrollo SA(c)
360,000	4.750	02/08/22	372,060
Devon Energy Corp.(a)
350,000	4.000	07/15/21	364,165
2,345,000	3.250	05/15/22	2,311,634
700,000	4.750	05/15/42	668,059
Dolphin Energy Ltd.(c)
141,831	5.888	06/15/19	153,907
Ensco PLC(a)
450,000	5.200	03/15/25	443,759
Marathon Oil Corp.(a)
2,400,000	2.700	06/01/20	2,389,217
Noble Energy, Inc.(a)
1,325,000	4.150	12/15/21	1,366,848
Petrobras Global Finance BV
2,070,000	4.875	03/17/20	1,968,187
Petroleos Mexicanos
580,000	6.625	06/15/35	617,816
90,000	6.375	01/23/45	91,913
Suncor Energy, Inc.(a)
2,875,000	3.600	12/01/24	2,860,354
Transocean, Inc.
825,000	6.500	11/15/20	764,156
Valero Energy Corp.
2,300,000	3.650	03/15/25	2,234,917
Weatherford International Ltd.
1,110,000	9.625	03/01/19	1,295,814

			35,414,575

Food & Beverage – 5.0%
Beam Suntory, Inc.(a)
3,400,000	3.250	05/15/22	3,331,240
HJ Heinz Co.(a)(c)
3,300,000	3.500	07/15/22	3,311,840
Pernod-Ricard SA(c)
5,700,000	4.450	01/15/22	5,992,518
SABMiller Holdings, Inc.(c)
1,175,000	4.950	01/15/42	1,197,112
Sysco Corp.(a)
1,325,000	3.000	10/02/21	1,333,933
1,525,000	4.500	10/02/44	1,531,736
The J.M. Smucker Co.(c)
2,750,000	3.000	03/15/22	2,690,740
WM Wrigley Jr Co.(a)(c)
2,650,000	3.375	10/21/20	2,730,759

			22,119,878

Health Care(a) – 0.6%
AmerisourceBergen Corp.
2,975,000	3.250	03/01/25	2,847,223

Health Care Products(c) – 0.6%
Medtronic, Inc.
2,450,000	3.150	03/15/22	2,455,648

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Home Construction – 0.6%
MDC Holdings, Inc.
$2,275,000	5.625%		02/01/20	$ 2,415,991
475,000	6.000	(a)	01/15/43	405,925

				2,821,916

Life Insurance – 2.5%
AIA Group Ltd.(a)(c)
3,025,000	3.200		03/11/25	2,914,372
Genworth Financial, Inc.
1,000,000	8.625		12/15/16	1,074,558
Nippon Life Insurance Co.(a)(b)(c)
600,000	5.100		10/16/44	627,750
Prudential Financial, Inc.(a)(b)
1,550,000	5.375		05/15/45	1,526,750
Reliance Standard Life Global Funding II(c)
2,350,000	2.500		01/15/20	2,336,859
Teachers Insurance & Annuity Association of America(c)
2,440,000	4.900		09/15/44	2,488,217

				10,968,506

Media – Cable – 2.1%
Comcast Corp.
1,375,000	4.250		01/15/33	1,346,302
2,075,000	6.450		03/15/37	2,542,245
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.(a)
2,675,000	3.950		01/15/25	2,619,909
300,000	6.000		08/15/40	310,160
Time Warner Cable, Inc.
890,000	6.750		07/01/18	996,082
275,000	5.000		02/01/20	295,595
350,000	7.300		07/01/38	392,117
700,000	5.875	(a)	11/15/40	680,432
300,000	5.500	(a)	09/01/41	279,841

				9,462,683

Media – Non Cable – 0.8%
21st Century Fox America, Inc.
2,200,000	6.150		02/15/41	2,555,281
825,000	5.400		10/01/43	878,193

				3,433,474

Metals & Mining – 1.6%
Freeport-McMoRan, Inc.
525,000	4.000		11/14/21	512,616
3,275,000	3.550	(a)	03/01/22	3,019,952
Glencore Funding LLC(c)
1,550,000	1.700		05/27/16	1,551,742
1,975,000	2.500		01/15/19	1,952,839

				7,037,149

Noncaptive – Financial – 3.3%
Air Lease Corp.
800,000	4.500		01/15/16	811,500
1,100,000	5.625		04/01/17	1,167,445
GE Capital Trust I(a)(b)
3,280,000	6.375		11/15/67	3,517,800
General Electric Capital Corp.
725,000	6.150		08/07/37	896,960
1,025,000	5.875		01/14/38	1,224,564
975,000	6.375	(a)(b)	11/15/67	1,045,687
International Lease Finance Corp.
3,225,000	5.750		05/15/16	3,301,594
2,500,000	7.125	(c)	09/01/18	2,775,000

				14,740,550

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 4.3%
AbbVie, Inc.(a)
$3,475,000	2.500%		05/14/20	$ 3,437,427
975,000	3.200		11/06/22	964,826
850,000	3.600		05/14/25	839,939
Actavis Funding SCS(a)
2,450,000	3.450		03/15/22	2,423,697
1,400,000	3.800		03/15/25	1,371,614
1,575,000	4.850		06/15/44	1,510,623
Actavis, Inc.(a)
1,200,000	4.625		10/01/42	1,112,793
EMD Finance LLC(a)(c)
3,475,000	2.950		03/19/22	3,401,281
Forest Laboratories, Inc.(c)
2,075,000	4.375		02/01/19	2,196,070
1,550,000	5.000	(a)	12/15/21	1,681,955

				18,940,225

Pipelines – 5.4%
Columbia Pipeline Group, Inc.(a)(c)
1,175,000	3.300		06/01/20	1,176,113
Enbridge, Inc.(a)
1,000,000	3.500		06/10/24	924,647
Energy Transfer Partners LP(a)
1,490,000	5.200		02/01/22	1,552,432
50,000	3.600		02/01/23	46,876
Enterprise Products Operating LLC(a)(b)
3,725,000	8.375		08/01/66	3,892,625
1,765,000	7.000		06/01/67	1,756,175
Kinder Morgan, Inc.(a)
1,200,000	5.050		02/15/46	1,039,193
Sunoco Logistics Partners Operations LP(a)
775,000	4.250		04/01/24	753,735
Tennessee Gas Pipeline Co.
1,825,000	8.375		06/15/32	2,193,632
The Williams Cos., Inc.(a)
1,825,000	4.550		06/24/24	1,768,348
TransCanada PipeLines Ltd.(a)(b)
3,875,000	6.350		05/15/67	3,642,500
Western Gas Partners LP(a)
2,450,000	5.450		04/01/44	2,356,250
Williams Partners LP(a)
3,000,000	3.600		03/15/22	2,910,758

				24,013,284

Property/Casualty Insurance – 1.0%
American International Group, Inc.(a)
975,000	4.500		07/16/44	923,252
Arch Capital Group Ltd.
1,245,000	7.350		05/01/34	1,577,481
The Chubb Corp.(a)(b)
1,943,000	6.375		03/29/67	2,030,435

				4,531,168

Real Estate Investment Trusts – 7.3%
American Campus Communities Operating Partnership LP(a)
3,200,000	4.125		07/01/24	3,185,921
ARC Properties Operating Partnership LP
5,075,000	2.000		02/06/17	4,922,902

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
Camden Property Trust
$2,575,000	5.700%		05/15/17	$ 2,762,365
CubeSmart LP(a)
1,625,000	4.800		07/15/22	1,748,239
Developers Diversified Realty Corp.
590,000	9.625		03/15/16	622,435
3,750,000	7.500		04/01/17	4,110,393
HCP, Inc.
2,525,000	6.300		09/15/16	2,675,826
2,475,000	2.625	(a)	02/01/20	2,437,759
Health Care REIT, Inc.(a)
775,000	4.125		04/01/19	817,530
Kilroy Realty LP
1,125,000	6.625		06/01/20	1,305,726
Select Income REIT(a)
650,000	2.850		02/01/18	656,354
1,125,000	3.600		02/01/20	1,142,381
1,625,000	4.150		02/01/22	1,600,930
Trust F/1401(c)
230,000	5.250		12/15/24	238,050
UDR, Inc.
1,900,000	4.250		06/01/18	2,015,259
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(c)
2,150,000	2.700		09/17/19	2,153,167

				32,395,237

Retailers(a) – 3.4%
Amazon.com, Inc.
2,325,000	3.300		12/05/21	2,347,554
CVS Health Corp.
1,075,000	5.750		05/15/41	1,228,631
NIKE, Inc.
2,936,000	3.625		05/01/43	2,650,417
Sysco Corp.
4,250,000	3.500		10/02/24	4,274,746
Walgreens Boots Alliance, Inc.
4,875,000	3.300		11/18/21	4,811,772

				15,313,120

Technology – Hardware – 2.4%
Hewlett-Packard Co.
4,400,000	2.600		09/15/17	4,472,025
Oracle Corp.(a)
1,450,000	2.500		05/15/22	1,406,019
800,000	4.300		07/08/34	784,485
QUALCOMM, Inc.
4,250,000	3.000		05/20/22	4,220,833

				10,883,362

Technology – Software/Services – 1.6%
Apple, Inc.
4,300,000	3.850		05/04/43	3,908,065
Fiserv, Inc.(a)
3,100,000	2.700		06/01/20	3,088,848

				6,996,913

Tobacco – 2.1%
Altria Group, Inc.
1,650,000	2.850		08/09/22	1,584,604
BAT International Finance PLC(c)
3,300,000	2.750		06/15/20	3,318,721
Reynolds American, Inc.
1,600,000	3.250		06/12/20	1,622,051
2,675,000	4.450	(a)	06/12/25	2,724,839

				9,250,215

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Trucking & Leasing(c) – 1.3%
ERAC USA Finance LLC
$1,525,000	5.625%		03/15/42	$ 1,634,321
Penske Truck Leasing Co. LP/PTL Finance Corp.
3,400,000	3.375	(a)	02/01/22	3,295,766
650,000	4.875		07/11/22	686,866

				5,616,953

Wirelines Telecommunications – 5.2%
AT&T, Inc.(a)
4,725,000	2.450		06/30/20	4,620,379
Telefonica Emisiones SAU
625,000	6.221		07/03/17	678,689
1,750,000	3.192		04/27/18	1,795,062
Verizon Communications, Inc.
5,425,000	4.500		09/15/20	5,850,004
2,000,000	5.150		09/15/23	2,191,032
3,420,000	4.150	(a)	03/15/24	3,502,307
675,000	3.500	(a)	11/01/24	657,935
1,423,000	4.862		08/21/46	1,334,103
2,860,000	4.522	(c)	09/15/48	2,513,000

				23,142,511

TOTAL CORPORATE OBLIGATIONS				$ 391,250,492

Mortgage-Backed Obligations(b) – 2.1%
Commercial Mortgage-Backed Securities – 2.1%
Sequential Floating Rate – 2.1%
GS Mortgage Securities Trust Series 2007-GG10, Class A4
$8,978,573	5.795%		08/10/45	$ 9,592,870

Agency Debenture – 0.1%
FHLB
$600,000	3.000%		09/10/21	$ 628,042

Foreign Debt Obligations – 5.0%
Sovereign – 5.0%
Federal Republic of Brazil
$2,070,000	4.250%		01/07/25	$ 1,992,375
370,000	8.250		01/20/34	459,725
1,485,000	7.125		01/20/37	1,678,050
Republic of Chile
935,000	3.625		10/30/42	832,150
Republic of Colombia
3,851,000	4.000		02/26/24	3,831,745
522,000	6.125		01/18/41	565,065
Republic of Indonesia
670,000	5.875		01/15/24	740,350
1,180,000	4.125		01/15/25	1,157,875
Republic of Panama(d)
820,000	9.375		04/01/29	1,207,450
Republic of Peru
570,000	6.550		03/14/37	708,225
Republic of Turkey
2,040,000	6.250		09/26/22	2,269,500
1,550,000	5.750		03/22/24	1,677,875
180,000	7.375		02/05/25	215,775

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Uruguay
$311,876	5.100%	06/18/50	$ 298,231
United Mexican States
1,810,000	6.050	01/11/40	2,054,350
120,000	4.750	03/08/44	114,300
835,000	5.550	01/21/45	891,363
1,706,000	4.600	01/23/46	1,582,315

TOTAL FOREIGN DEBT OBLIGATIONS			$ 22,276,719

Municipal Debt Obligations – 3.5%
California – 2.2%
California State GO Bonds Build America Taxable Series 2009
$1,450,000	7.500%	04/01/34	$ 2,014,862
455,000	7.300	10/01/39	643,561
California State GO Bonds Build America Taxable Series 2010
2,320,000	7.625	03/01/40	3,397,942
California State University RB Build America Bonds Series 2010
2,825,000	6.484	11/01/41	3,553,313

			9,609,678

Illinois – 1.2%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Taxable Direct Payment Series 2009
1,775,000	5.720	12/01/38	2,097,127
Illinois State GO Bonds Build America Series 2010
3,225,000	6.630	02/01/35	3,357,709

			5,454,836

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
350,000	7.414	01/01/40	489,566

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 15,554,080

Shares	Rate		Value
Preferred Stocks(b) – 0.4%
Banks – 0.4%
CoBank ACB
17,603	6.200%		$ 1,760,300

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.1%
Interest Rate Swaptions
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
$1,970,000	1.465%	10/30/15	$ 10,203
Deutsche Bank AG Put - OTC - 5 year Interest Rate Swap Strike Price 2.078%
7,100,000	2.078	02/26/16	88,854
Deutsche Bank AG Call - OTC - 5 year Interest Rate Swap Strike Price 2.078%
7,100,000	2.078	02/26/16	101,103
JPMorgan Chase Bank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.650%
3,700,000	2.650	02/23/16	16,844
JPMorgan Chase Bank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.666%
3,700,000	2.666	02/23/16	16,262

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.750%
$2,000,000	2.750%	02/19/16	$ 41,649
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.975%
2,000,000	2.975	02/19/16	26,655
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.000%
2,000,000	3.000	02/19/16	25,286
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.973%
4,000,000	2.973	02/22/16	53,970

TOTAL OPTIONS PURCHASED			$ 380,826

Shares		Description	Value
Investment Company(e) – 0.0%
1	Goldman Sachs Financial Square Government Fund - FST Shares		$ 1

TOTAL INVESTMENTS – 99.2%			$441,443,330

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			3,337,319

NET ASSETS – 100.0%			$444,780,649

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $83,874,546, which represents approximately 18.9% of net assets as of June 30, 2015.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2015.

(e)	Represents an Affiliated Fund.

Currency Abbreviation:
USD	— U.S. Dollar

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SPA	— Stand-by Purchase Agreement

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	123	September 2015	$18,949,687	$(461,205)
2 Year U.S. Treasury Notes	130	September 2015	28,461,875	47,556
5 Year U.S. Treasury Notes	228	September 2015	27,190,781	(5,368)
10 Year U.S. Treasury Notes	(127)	September 2015	(16,023,828)	(70,308)
20 Year U.S. Treasury Bonds	(47)	September 2015	(7,089,656)	(15,461)

TOTAL				$(504,786)

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$8,090	05/05/20	2.175%	3 month LIBOR	$2,676	$(37,130)
	9,500	09/16/20	3 month LIBOR	2.250%	(109,191)	(60,871)
	12,900	06/24/21	2.923	3 month LIBOR	(1,194)	8,669
	17,600	09/16/22	3 month LIBOR	2.500	72,486	(406,180)
	2,640	05/05/27	3 month LIBOR	2.606	(1,965)	82,546
	3,300	06/24/29	3 month LIBOR	3.218	5,836	(4,161)

TOTAL					$(31,352)	$(417,127)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$442,807,802

Gross unrealized gain	8,463,691
Gross unrealized loss	(9,828,163)

Net unrealized security loss	$(1,364,472)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 67.0%
Brazil – 11.6%
Brazil Letras do Tesouro Nacional (BBB+/Baa2)(a)
BRL	120,774,000	0.000%		01/01/16	$ 36,283,804
	57,600,000	0.000		07/01/17	14,344,215
Brazil Notas do Tesouro Nacional (BBB+/Baa2)
	5,491,344	6.000		08/15/16	1,744,123
	37,256,000	10.000		01/01/18	11,194,466
	24,246,000	10.000		01/01/19	7,191,253
	88,468,000	10.000		01/01/23	25,010,622
	93,625,000	10.000		01/01/25	25,978,261
	87,244,554	6.000		08/15/40	27,543,881

					149,290,625

Chile – 0.2%
Bonos del Banco Central de Chile en Pesos (NR/NR)
CLP	1,598,909,440	3.000		03/01/22	2,748,866

Colombia – 6.8%
Republic of Colombia (BBB/Baa2)
COP	7,417,000,000	12.000		10/22/15	2,902,498
Republic of Colombia (BBB+/Baa2)
	3,238,400,000	8.000		10/28/15	1,255,861
	7,894,400,000	7.250		06/15/16	3,104,135
	3,424,300,000	11.250		10/24/18	1,536,746
	155,773,700,000	7.000		05/04/22	59,913,215
	15,715,200,000	10.000		07/24/24	7,100,995
	15,005,000,000	7.500		08/26/26	5,642,278
	100,000	6.000		04/28/28	33
	17,174,400,000	7.750		09/18/30	6,382,482

					87,838,243

Costa Rica(b) – 0.2%
Republic of Costa Rica (BB/Ba1)
	$3,430,000	7.158		03/12/45	3,327,100

Croatia – 1.1%
Republic of Croatia (BB/Ba1)
	1,570,000	6.375		03/24/21	1,697,562
EUR	9,980,000	3.875		05/30/22	11,108,119
	$1,120,000	6.000		01/26/24	1,181,600

					13,987,281

Czech Republic(c) – 0.4%
Czech Republic Government Bond (AA/NR)
CZK	128,980,000	0.380		10/27/16	5,291,347

Dominican Republic – 1.7%
Dominican Republic (NR/NR)
DOP	194,700,000	16.950		02/04/22	5,725,698
	17,800,000	14.500	(b)	02/10/23	476,873
	167,900,000	11.500		05/10/24	4,062,881
	56,900,000	18.500	(b)	02/04/28	1,855,143
	199,200,000	11.375		07/06/29	4,668,112
Dominican Republic (BB-/B1)(b)
	$4,640,000	6.850		01/27/45	4,744,400

					21,533,107

Hungary – 2.2%
Hungary Government Bond (BB+/NR)
HUF	4,591,570,000	3.500		06/24/20	16,594,996

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Hungary – (continued)
Hungary Government Bond (BB+/Ba1)
HUF	674,650,000	5.500%		12/20/18	$ 2,638,738
	2,040,010,000	7.500		11/12/20	8,766,478

					28,000,212

Indonesia – 0.0%
Republic of Indonesia (NR/Baa3)
IDR	9,000,000	6.125		05/15/28	553

Latvia – 0.1%
Republic of Latvia (A-/A3)
	$1,510,000	5.250		02/22/17	1,602,865

Malaysia – 2.7%
Malaysia Government Bond (NR/NR)
MYR	11,940,000	3.260		03/01/18	3,151,891
	16,680,000	3.889		07/31/20	4,452,826
	18,540,000	4.048		09/30/21	4,954,892
	5,620,000	3.480		03/15/23	1,436,020
	21,120,000	4.181		07/15/24	5,649,446
Malaysia Government Bond (NR/A3)
	11,880,000	4.378		11/29/19	3,241,773
	11,000,000	4.160		07/15/21	2,961,735
	31,060,000	4.498		04/15/30	8,498,075

					34,346,658

Mexico – 8.2%
Mexican Udibonos (A/A3)
MXN	118,225,549	4.500		12/04/25	8,587,431
United Mexican States (NR/A3)
	651,115,900	4.750		06/14/18	41,605,380
United Mexican States (A/A3)
	199,375,800	8.500		12/13/18	14,158,403
	160,000,000	6.500		06/10/21	10,619,387
	117,500,100	6.500		06/09/22	7,747,771
	63,186,100	8.000		12/07/23	4,542,636
	232,052,700	10.000		12/05/24	18,925,631

					106,186,639

Peru – 1.6%
Republic of Peru (NR/NR)
PEN	2,168,000	5.200		09/12/23	628,840
Republic of Peru (NR/A3)
	1,969,000	6.850		02/12/42	582,060
Republic of Peru (A-/A3)
	37,903,000	5.700	(b)	08/12/24	11,250,056
	9,882,000	8.200		08/12/26	3,477,562
	15,238,000	6.950		08/12/31	4,691,943

					20,630,461

Philippines – 0.1%
Republic of Philippines (BBB/Baa2)
PHP	41,000,000	3.900		11/26/22	902,473

Poland – 4.2%
Poland Government Bond (A/NR)
PLN	4,040,000	3.250		07/25/19	1,105,047
	21,440,000	1.500		04/25/20	5,388,853
Poland Government Bond (A/A2)
	140,850,000	5.750		09/23/22	43,781,874
	14,940,000	4.000		10/25/23	4,201,915

					54,477,689

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Romania – 1.1%
Republic of Romania (NR/NR)
RON	51,060,000	5.900%	07/26/17	$ 13,704,370
	2,510,000	4.750	06/24/19	670,895

				14,375,265

Russia – 6.2%
Russian Federation Bond (BBB-/Ba1)
RUB	601,130,000	6.200	01/31/18	9,782,237
Russian Federation Bond (BBB-/Ba1)
	1,125,000,000	7.850	03/10/18	18,825,632
Russian Federation Bond (BBB-/Ba1)
	565,740,000	7.500	02/27/19	9,234,833
	115,870,000	6.700	05/15/19	1,828,745
Russian Federation Bond (BBB-/Ba1)
	40,950,000	7.600	04/14/21	639,869
	355,410,000	7.600	07/20/22	5,429,269
	422,140,000	7.000	01/25/23	6,168,744
	947,720,000	7.000	08/16/23	13,678,183
	234,740,000	8.150	02/03/27	3,530,905
	767,260,000	7.050	01/19/28	10,422,557

				79,540,974

South Africa – 2.9%
Republic of South Africa (NR/NR)
ZAR	1,310,000	7.750	02/28/23	105,265
	104,710,000	8.000	01/31/30	8,123,245
	68,970,000	8.250	03/31/32	5,399,811
	91,480,000	8.500	01/31/37	7,224,589
	76,350,000	8.750	01/31/44	6,145,523
	74,100,000	8.750	02/28/48	5,960,305
Republic of South Africa (BBB+/Baa2)
	920,000	8.000	12/21/18	76,622
	43,980,000	10.500	12/21/26	4,205,202

				37,240,562

Thailand – 7.2%
Thailand Government Bond (NR/Baa1)
THB	281,060,000	3.580	12/17/27	8,585,715
	341,889,990	1.250	03/12/28	9,135,580
	97,800,000	3.775	06/25/32	2,938,102
Thailand Government Bond (A-/Baa1)
	665,131,260	1.200	07/14/21	18,977,416
	1,682,255,000	3.650	12/17/21	52,733,115

				92,369,928

Turkey – 8.2%
Turkey Government Bond (NR/NR)
TRY	21,460,000	8.300	06/20/18	7,750,935
	19,120,000	8.800	11/14/18	6,980,680
	37,230,000	10.400	03/27/19	14,258,697
	103,790,000	8.500	07/10/19	37,545,019
	24,550,000	7.400	02/05/20	8,468,518
	5,920,000	7.100	03/08/23	1,951,539
	25,710,000	10.400	03/20/24	10,269,227
	50,940,000	9.000	07/24/24	18,778,672

				106,003,287

Venezuela – 0.3%
Republic of Venezuela (CCC/Caa3)
	$1,690,000	7.750	10/13/19	659,100
	340,000	6.000	12/09/20	126,650

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Venezuela – (continued)
Republic of Venezuela (CCC/Caa3) – (continued)
	$850,000	9.000%		05/07/23	$ 331,500
	4,680,000	8.250		10/13/24	1,755,000
	330,000	7.650		04/21/25	121,275
	540,000	11.750		10/21/26	233,550
	350,000	9.250	(d)	09/15/27	148,750
	550,000	9.250		05/07/28	211,750
	1,210,000	11.950		08/05/31	520,300
	340,000	7.000		03/31/38	119,850

					4,227,725

TOTAL SOVEREIGN DEBT OBLIGATIONS					$ 863,921,860

Structured Notes – 10.8%
Brazil – 0.2%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
BRL	845,000	0.000	%(c)	01/05/17	$ 257,805
	8,350,033	6.000		08/15/40	2,636,180

					2,893,985

Colombia – 2.0%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	24,676,000,000	11.250	(b)	10/25/18	11,074,013
	15,491,000,000	11.250	(b)	10/25/18	6,951,999
	12,492,000,000	11.000		07/27/20	5,738,126
	4,226,000,000	11.000		07/25/24	1,909,540

					25,673,678

Indonesia – 8.4%
Republic of Indonesia (Issuer Deutsche Bank AG (London) (NR/NR)(b)
IDR	42,400,000,000	7.875		04/18/19	3,145,360
	35,400,000,000	7.000		05/17/27	2,366,934
	29,500,000,000	8.250		06/17/32	2,155,785
Republic of Indonesia (Issuer Deutsche Bank AG (London)) (NR/NR)(b)
	68,100,000,000	8.375		03/20/24	5,099,034
	108,400,000,000	9.000		03/20/29	8,503,780
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	50,100,000,000	10.000		07/17/17	3,892,356
	46,000,000,000	10.000	(b)	07/18/17	3,573,820
	44,600,000,000	7.875	(b)	04/17/19	3,308,562
	66,250,000,000	7.000	(b)	05/17/27	4,429,644
	161,824,000,000	6.125	(b)	05/17/28	9,941,389
	45,220,000,000	9.000	(b)	03/19/29	3,547,425
	288,650,000,000	6.625	(b)	05/17/33	17,853,325
	74,554,000,000	6.625	(b)	05/17/33	4,611,248
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)(b)
	11,805,000,000	9.000		03/19/29	926,080
	16,032,000,000	9.000		03/19/29	1,257,681
	17,000,000,000	9.000		03/19/29	1,333,619
	72,800,000,000	9.000		03/19/29	5,711,025
	274,460,000,000	9.000		03/19/29	21,530,880
	34,721,000,000	9.000		03/19/29	2,723,798
	37,708,000,000	9.000		03/19/29	2,958,123

					108,869,868

Nigeria(b) – 0.1%
Federal Republic of Nigeria (Issuer HSBC Corp.) (NR/NR)
NGN	301,630,000	7.000		10/23/19	1,126,358

Zambia(b) – 0.1%
Republic of Zambia (Issuer Standard Chartered Bank (London)) (NR/NR)
ZMW	13,170,000	13.000		09/03/24	1,168,506

TOTAL STRUCTURED NOTES					$ 139,732,395

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 5.2%
Australia – 0.1%
Toyota Finance Australia Ltd. (NR/NR)
MXN	27,460,000	3.760%	07/20/17	$ 1,704,468

Brazil(b) – 0.3%
Banco Santander Brasil SA (BBB-/Baa2)
BRL	12,900,000	8.000	03/18/16	3,920,785

Hong Kong – 0.9%
China Unicom Ltd. (NR/NR)
CNH	39,190,000	4.000	04/16/17	6,301,325
CITIC Ltd. (BBB+/A3)
	$4,110,000	6.800	01/17/23	4,743,806

				11,045,131

Ireland(b) – 0.4%
AHML Finance Ltd. (BB+/Ba1)
RUB	331,200,000	7.750	02/13/18	5,237,803

Mexico – 1.2%
America Movil SAB de CV (A-/A2)
MXN	115,550,000	6.000	06/09/19	7,372,888
Petroleos Mexicanos (NR/A3)
	130,605,100	7.470	11/12/26	7,875,776

				15,248,664

Philippines – 0.2%
Alliance Global Group, Inc. (NR/NR)
	$2,710,000	6.500	08/18/17	2,875,988

South Africa – 1.9%
Transnet Ltd. (NR/NR)
ZAR	18,000,000	10.800	11/06/23	1,545,558
	93,000,000	9.500	08/19/25	7,450,727
	61,000,000	8.900	11/14/27	4,638,476
Transnet Ltd. (BBB+/Baa2)
	136,000,000	10.000	03/30/29	10,482,262

				24,117,023

Venezuela – 0.2%
Petroleos de Venezuela SA (CCC/NR)
	$1,100,000	9.000	11/17/21	445,500
	3,510,000	6.000	05/16/24	1,250,437
	2,130,000	6.000	11/15/26	745,500
	1,700,000	5.375	04/12/27	580,805
	350,000	5.500	04/12/37	118,125

				3,140,367

TOTAL CORPORATE OBLIGATIONS				$ 67,290,229

Municipal Debt Obligations – 0.9%
Puerto Rico – 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (CCC+/Caa2)
	$215,000	6.000%	07/01/38	$ 141,907
	415,000	6.000	07/01/44	271,829
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (CCC+/Caa2)
	320,000	5.750	07/01/37	208,413
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A (CCC-/Caa2)
	120,000	5.750	07/01/41	73,500
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (CCC-/Caa2)
	70,000	5.500	07/01/32	42,438
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (CCC-/Caa2)
	45,000	5.875	07/01/36	27,900
	170,000	5.750	07/01/38	103,705

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C (CCC-/Caa2)
$705,000	6.000%		07/01/39	$ 437,121
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A (CCC-/Caa2)
45,000	6.000		07/01/34	28,240
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (CCC-/Caa2)
40,000	5.625		07/01/32	24,850
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (CCC-/Caa2)
20,000	5.500		07/01/26	12,655
130,000	5.750		07/01/28	81,761
20,000	5.125		07/01/37	12,051
360,000	5.000		07/01/41	215,100
Puerto Rico Commonwealth GO Bonds Series 2007 A (CCC-/Caa2)
285,000	5.250		07/01/37	169,589
Puerto Rico Commonwealth GO Bonds Series 2014 A (CCC-/Caa2)
6,005,000	8.000		07/01/35	4,053,375
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (CCC-/Caa2)
80,000	5.125		07/01/31	48,600
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A (CCC-/Caa2)
20,000	5.000		07/01/34	11,951
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A (CCC-/Caa2)
30,000	5.250		07/01/27	18,569
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A (CCC-/Caa3)(a)
85,000	0.000		08/01/35	7,834
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C (CCC-/Caa3)(a)
215,000	0.000		08/01/37	16,617
175,000	0.000		08/01/38	12,633
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (CCC-/Caa3)
90,000	5.250		08/01/27	49,500
1,690,000	0.000	(e)	08/01/32	887,656
215,000	5.750		08/01/37	118,250
160,000	6.375		08/01/39	88,600
200,000	6.000		08/01/42	110,500
15,000	6.500		08/01/44	8,325
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (CCC-/Caa3)
475,000	0.000	(e)	08/01/33	181,887
840,000	5.500		08/01/37	462,000
710,000	5.375		08/01/39	390,500
1,795,000	5.500		08/01/42	987,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (CCC-/Caa3)
240,000	5.375		08/01/38	132,000
1,120,000	5.250		08/01/41	616,000

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (CCC-/Caa3)
$330,000	5.000%	08/01/43	$ 181,500
175,000	5.250	08/01/43	96,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (CCC-/Caa3)
1,200,000	5.500	08/01/28	660,000
140,000	6.125	08/01/29	78,050

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 11,068,906

U.S. Treasury Obligations – 4.8%
United States Treasury Bonds
$10,400,000	3.000%	05/15/45	$ 10,189,608
United States Treasury Notes
8,200,000	1.625	06/30/20	8,198,688
23,600,000	2.125 (f)	12/31/21	23,777,234
18,200,000	1.875	05/31/22	17,996,707
1,900,000	2.125	06/30/22	1,907,866

TOTAL U.S. TREASURY OBLIGATIONS			$ 62,070,103

Shares	Description		Value
Investment Company(g) – 9.9%
128,065,425	Goldman Sachs Financial Square Government Fund - FST Shares		$ 128,065,425

TOTAL INVESTMENTS – 98.6%			$1,272,148,918

Principal Amount	Interest Rate	Maturity Date	Value
Reverse Repurchase Agreement – (0.0)%
Citigroup Reverse Repurchase Agreement (NR/NR)
$(163,625)	0.750%	06/23/16	$ (163,625)

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			17,883,915

NET ASSETS – 100.0%			$1,289,869,208

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $156,110,548, which represents approximately 12.1% of net assets as of June 30, 2015.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2015, the value of securities pledged amounted to $148,750.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2015.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Represents an Affiliated Fund.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand
ZMW	— Zambian Kwacha

Investment Abbreviations:
CLICP	— Sinacofi Chile Interbank Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/HUF	09/16/15	$4,741,543	$82,095
	USD/MXN	09/17/15	9,487,234	148,766
Barclays Bank PLC	IDR/USD	07/24/15	8,626,518	13,725
	NGN/USD	07/09/15	711,835	9,136
	NGN/USD	07/27/15	5,634,174	25,815
	PHP/USD	07/03/15	4,076,124	16,124
	USD/KRW	08/03/15	4,726,077	14,923
	USD/NGN	07/09/15	711,835	2,968
	USD/PHP	07/03/15	4,801,458	36,542
BNP Paribas SA	USD/COP	07/17/15	11,904,752	257,922
	USD/CZK	09/16/15	5,308,782	87,114
	USD/IDR	07/24/15	5,238,423	54,655
	USD/KRW	07/31/15	4,809,209	2,791
Citibank NA (London)	USD/KRW	07/17/15	9,551,049	18,951
	USD/RUB	07/29/15	6,408,343	64,093
Credit Suisse International (London)	RUB/USD	07/17/15	6,525,775	30,182
	USD/COP	07/17/15	12,651,878	86,136
	USD/COP	10/02/15	1,289,460	325,885
	USD/PEN	07/24/15	3,159,571	18,070
	USD/RUB	07/17/15	9,890,589	576,709
	USD/RUB	07/27/15	5,259,423	60,896
Deutsche Bank AG (London)	BRL/USD	07/02/15	11,331,523	71,193
	IDR/USD	07/24/15	2,924,911	11,155
	INR/USD	07/01/15	7,450,291	74,974
	MXN/USD	09/17/15	9,678,666	35,666
	MYR/USD	07/07/15	2,130,135	10,162
	THB/USD	07/24/15	17,385,452	21,998
	USD/BRL	08/04/15	12,003,060	43,370
	USD/COP	07/24/15	1,938,645	27,209
	USD/COP	10/02/15	967,432	244,499
	USD/EUR	09/16/15	92,643,539	778,526
	USD/KRW	07/27/15	4,792,065	58,935
	USD/MXN	09/17/15	4,708,284	28,716
	USD/THB	07/24/15	12,538,090	464,394
	ZAR/USD	09/16/15	32,260,014	325,530
HSBC Bank PLC	BRL/USD	07/02/15	9,850,397	197,308
	MYR/USD	07/31/15	4,865,976	54,976
	USD/BRL	07/02/15	1,392,109	14,265
	USD/CNH	09/16/15	16,028,795	9,639
	USD/KRW	07/17/15	9,551,118	18,882
	USD/MYR	07/07/15	1,307,406	—
	USD/RUB	07/29/15	6,478,097	72,494
JPMorgan Chase Bank NA	NGN/USD	07/30/15	1,092,867	4,754
	RUB/USD	07/09/15	2,834,653	16,461
	USD/BRL	07/02/15	4,761,418	15,582
Morgan Stanley & Co. International PLC	BRL/USD	07/02/15	9,406,762	165,046
	INR/USD	07/01/15	13,000,597	61,169
	INR/USD	07/31/15	6,731,356	2,634
	USD/INR	07/01/15	6,751,231	6,581
Royal Bank of Canada	BRL/USD	07/02/15	9,947,120	101,802
Royal Bank of Scotland PLC	USD/COP	07/17/15	5,563,558	17,319
	USD/TRY	09/16/15	4,977,990	4,097
	ZAR/USD	09/16/15	28,370,125	327,763
Standard Chartered Bank	USD/KRW	07/13/15	2,447,010	16,013
	USD/KRW	07/22/15	4,699,084	71,916

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

State Street Bank and Trust	USD/CNH	09/16/15	$14,882,726	$3,701
UBS AG (London)	BRL/USD	07/02/15	1,741,631	65,306
	KRW/USD	07/02/15	4,849,071	30,349
	USD/KRW	07/02/15	4,849,071	26,929
	USD/KRW	08/28/15	11,499,394	121,317
	USD/MXN	09/16/15	11,514,453	14,627
	USD/MXN	09/17/15	11,513,670	15,410
	USD/MYR	07/07/15	7,249,748	139,821
	USD/ZAR	09/16/15	7,163,477	16,103
Westpac Banking Corp.	INR/USD	07/29/15	4,907,808	8,078
	USD/MYR	07/07/15	4,650,983	59,334

TOTAL				$5,809,501

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	HUF/USD	09/16/15	$20,061,460	$(128,191)
	MXN/USD	09/17/15	12,581,326	(192,050)
Barclays Bank PLC	KRW/USD	07/27/15	4,774,089	(48,911)
	NGN/USD	08/10/15	687,790	(7,910)
	NGN/USD	08/19/15	6,584,996	(200,769)
	PLN/USD	09/16/15	9,814,438	(250,976)
BNP Paribas SA	MXN/USD	09/17/15	1,183,338	(30,862)
	USD/CNH	09/16/15	14,805,757	(1,772)
	USD/KRW	07/13/15	7,507,363	(16,444)
	USD/RUB	07/09/15	4,888,416	(131,416)
Citibank NA (London)	HUF/USD	09/16/15	18,175,548	(411,452)
	NGN/USD	07/30/15	2,300,454	(38,606)
	USD/EUR	09/16/15	4,810,245	(38,041)
Credit Suisse International (London)	PEN/USD	07/24/15	5,246,904	(36,669)
	USD/RUB	07/27/15	3,015,046	(14,046)
Deutsche Bank AG (London)	IDR/USD	07/24/15	2,404,008	(34,259)
	MXN/USD	09/17/15	5,148,277	(144,203)
	MYR/USD	08/26/15	42,829,690	(89,826)
	PLN/USD	09/16/15	5,236,468	(21,279)
	USD/BRL	07/02/15	1,731,353	(55,028)
	USD/BRL	08/04/15	11,196,545	(64,390)
	USD/INR	07/01/15	4,078,805	(34,805)
	USD/KRW	08/03/15	4,795,449	(21,449)
	USD/SGD	09/16/15	4,821,977	(10,977)
	USD/ZAR	09/16/15	8,264,817	(204,282)
HSBC Bank PLC	BRL/USD	08/04/15	4,845,959	(4,693)
	HUF/USD	09/16/15	495,512	(10,646)
	MXN/USD	09/17/15	11,622,567	(204,386)
	MYR/USD	07/24/15	5,649,024	(241,864)
	NGN/USD	08/31/15	811,072	(8,193)
	PLN/USD	09/16/15	4,400,954	(6,491)
	RON/USD	09/16/15	6,970,506	(107,258)
	TRY/USD	09/16/15	3,568,444	(70)
	USD/BRL	07/02/15	12,556,825	(247,825)
JPMorgan Chase Bank NA	KRW/USD	07/24/15	7,311,365	(227,958)
	MXN/USD	09/17/15	11,671,310	(199,129)
	MYR/USD	07/13/15	4,748,917	(28,083)
	RON/USD	09/16/15	12,168,601	(129,450)
	RUB/USD	07/02/15	2,842,617	(74,383)
	USD/BRL	07/02/15	25,853,724	(823,563)
	USD/CNH	09/16/15	4,776,406	(2,406)
	USD/INR	07/01/15	9,620,852	(106,852)
	USD/RUB	07/02/15	2,842,617	(17,426)
	USD/TRY	09/16/15	4,921,602	(144,602)
	USD/TWD	07/13/15	9,587,723	(64,013)
	USD/TWD	07/21/15	6,017,604	(1,186)
Merrill Lynch International Bank Ltd.	HUF/USD	09/16/15	9,494,011	(162,558)
Morgan Stanley & Co. International PLC	BRL/USD	07/02/15	13,474,791	(23,117)
	HUF/USD	09/16/15	2,578,723	(35,609)
	MXN/USD	09/17/15	5,556,051	(102,894)
	MYR/USD	07/24/15	38,969,602	(1,038,392)
	PHP/USD	07/24/15	6,243,379	(102,901)
	USD/BRL	07/02/15	4,676,395	(76,395)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Canada	EUR/USD	09/16/15	$9,446,384	$(206,723)
	USD/BRL	07/02/15	4,780,401	(6,401)
	USD/BRL	10/02/15	9,626,353	(96,474)
Royal Bank of Scotland PLC	CLP/USD	07/22/15	4,702,951	(68,049)
	MXN/USD	09/17/15	38,809,447	(531,687)
	PLN/USD	09/16/15	43,523,712	(911,905)
	USD/MYR	07/24/15	5,363,688	(21,431)
	USD/PLN	09/16/15	8,510,379	(2,711)
	USD/TRY	09/16/15	4,852,054	(30,054)
Standard Chartered Bank	CNH/USD	09/16/15	4,327,662	(4,338)
	EUR/USD	09/16/15	5,407,478	(818)
	MXN/USD	09/17/15	17,802,089	(595,927)
	MYR/USD	07/07/15	4,792,615	(52,385)
	MYR/USD	07/13/15	4,756,546	(20,454)
	PLN/USD	09/16/15	18,002,926	(293,292)
	SGD/USD	09/16/15	3,060,251	(1,743)
	TWD/USD	08/03/15	2,979,904	(4,185)
	USD/CNH	09/16/15	9,584,294	(14,294)
	USD/TRY	09/16/15	35,203	(1,017)
	USD/TWD	07/29/15	9,648,739	(1,739)
	USD/TWD	08/03/15	4,788,348	(14,348)
State Street Bank and Trust	HUF/USD	09/16/15	2,398,885	(49,491)
	TRY/USD	09/16/15	7,092,322	(10,054)
UBS AG (London)	EUR/USD	09/16/15	9,446,384	(153,146)
	HUF/USD	09/16/15	20,073,702	(460,908)
	PLN/USD	09/16/15	18,221,116	(424,336)
	USD/HUF	09/16/15	6,738,107	(6,920)
	USD/KRW	07/31/15	4,831,406	(15,984)
	USD/SGD	09/16/15	14,972,725	(12,375)
	USD/ZAR	09/16/15	4,904,945	(125,945)
Westpac Banking Corp.	USD/JPY	09/16/15	4,791,901	(20,901)
	USD/SGD	09/16/15	15,005,833	(31,820)

TOTAL				$(10,612,811)

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(123)	September 2015	$(18,949,687)	$441,825
10 Year German Euro-Bund	(53)	September 2015	(8,981,228)	(85,499)
2 Year U.S. Treasury Notes	(54)	September 2015	(11,822,625)	(15,654)
5 Year U.S. Treasury Notes	(295)	September 2015	(35,181,055)	(11,110)
10 Year U.S. Treasury Notes	(316)	September 2015	(39,870,313)	(112,796)
20 Year U.S. Treasury Bonds	(17)	September 2015	(2,564,344)	1,991

TOTAL				$218,757

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	INR	3,533,255		05/28/16	12 month MIBOR	7.369%	$—	$160,083
	COP	20,906,520		12/11/16	Colombia IBR Overnight Interbank	4.340	—	26,476
	BRL	52,790		01/02/17	11.890%	1 month Brazilian Interbank Deposit Average	—	(402,368)
	THB	2,285,790		04/07/17	1.778	6 Month Thai Reuters	—	252,005
	KRW	7,833,870		11/04/17	2.060	3 month KWCDC	—	55,031
	CLP	4,338,450		07/31/19	6 month CLICP	4.030	—	(44,631)
	COP	1,588,000		12/04/19	Columbia IBR Overnight Interbank	4.850	—	7,820
	CLP	2,809,080		06/07/23	6 month CLICP	5.360	—	(242,658)
	MXN	145,070	(a)	04/22/27	9.300	Mexico Interbank TIIE 28 Days	—	417,805
		158,630	(a)	09/03/27	8.590	Mexico Interbank TIIE 28 Days	—	220,622
Barclays Bank PLC	KRW	14,556,500		11/07/17	2.034	3 month KWCDC	—	93,242
		26,091,240	(a)	09/18/22	3 month KWCDC	3.300	—	(1,085,124)
		6,345,000	(a)	11/21/22	3 month KWCDC	3.150	—	(216,929)
		26,791,540	(a)	12/05/22	3 month KWCDC	3.275	—	(1,051,923)
	MXN	703,500	(a)	06/29/27	8.010	Mexico Interbank TIIE 28 Days	—	217,865
	KRW	6,115,600		01/24/28	3 month KWCDC	3.000	22	(428,852)
Citibank NA	BRL	67,890		01/04/16	1 month Brazilian Interbank Deposit Average	12.640	—	(158,051)
		140,530		01/04/16	13.760	1 month Brazilian Interbank Deposit Average	—	(79,548)
		140,530		01/04/16	13.775	1 month Brazilian Interbank Deposit Average	—	(76,087)
	COP	20,669,680		12/11/16	Colombia IBR Overnight Interbank	4.330	—	27,346
	BRL	35,190		01/02/17	11.500	1 month Brazilian Interbank Deposit Average	—	(338,302)
	KRW	26,353,510		03/07/17	2.875	3 month KWCDC	—	485,078
		7,346,590		10/14/17	2.240	3 month KWCDC	—	82,789
	CLP	1,495,220		03/13/19	6 month CLICP	4.650	—	(72,937)
	ZAR	162,000		05/30/20	6.623	3 month JIBAR	—	(596,838)
	CLP	2,130,600	(a)	09/16/20	6 month CLICP	4.180	—	3,472
		2,206,580	(a)	09/16/20	6 month CLICP	4.320	—	(18,283)
	COP	4,527,080		04/16/24	3 month COP	5.920	—	18,817
	KRW	20,189,970		07/11/24	2.940	3 month KWCDC	—	1,149,133
	MXN	94,190	(a)	09/03/27	8.520	Mexico Interbank TIIE 28 Days	—	118,329
	KRW	19,730,000	(a)	03/13/28	3 month KWCDC	3.165	—	(383,340)
Credit Suisse International (London)	CLP	5,864,500		03/28/16	6 month CLICP	3.860	—	(73,266)
		4,742,700		03/31/16	6 month CLICP	3.850	—	(58,427)
	BRL	45,140		01/02/17	12.580	1 month Brazilian Interbank Deposit Average	—	(194,862)
	CLP	2,675,440		05/12/17	6 month CLICP	3.950	—	(46,655)
		2,269,050		07/28/17	6 month CLICP	3.640	—	(21,906)
	BRL	17,400		01/02/18	11.960	1 month Brazilian Interbank Deposit Average	—	(128,300)
		23,240		01/02/18	11.120	1 month Brazilian Interbank Deposit Average	—	(300,012)
	CLP	567,780		03/13/19	6 month CLICP	4.660	—	(28,032)
		442,000		03/26/19	6 month CLICP	4.540	—	(18,327)
	COP	20,678,330		04/15/19	3 month COP	5.110	—	(34,812)
		9,588,030		06/18/19	3 month COP	5.350	—	(38,856)
		1,548,140		12/04/19	3 month COP	4.900	—	6,408
	CLP	1,794,190	(a)	09/16/20	6 month CLICP	4.340	—	(17,408)
	BRL	22,280		01/04/21	12.443	1 month Brazilian Interbank Deposit Average	—	(956)
	COP	3,635,890		05/02/24	Colombia IBR Overnight Interbank	6.055	—	3,190

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank AG	BRL	17,110		01/04/16	11.230%	1 month Brazilian Interbank Deposit Average	$—	$(99,523)
		38,650		01/04/16	10.370	1 month Brazilian Interbank Deposit Average	—	(308,909)
		56,320		01/04/16	10.347	1 month Brazilian Interbank Deposit Average	—	(460,312)
		71,300		01/04/16	8.860	1 month Brazilian Interbank Deposit Average	—	(1,266,197)
		185,660		01/04/16	1 month Brazilian Interbank Deposit Average	13.155%	—	246,027
		199,970		01/04/16	13.874	1 month Brazilian Interbank Deposit Average	—	(86,831)
	INR	3,806,240		03/03/16	6 month MIBOR	7.660	—	123,685
	BRL	114,770		01/02/17	13.945	1 month Brazilian Interbank Deposit Average	—	24,141
	THB	459,270		01/26/17	1.990	6 Month Thai Reuters	—	119,604
	KRW	11,710,120		03/03/17	2.850	3 month KWCDC	—	211,412
	THB	706,180		03/10/17	1.916	6 Month Thai Reuters	—	143,998
	KRW	7,077,400		10/28/17	2.173	3 month KWCDC	—	68,148
	BRL	9,840		01/02/18	11.150	1 month Brazilian Interbank Deposit Average	—	(124,687)
		31,520		01/02/18	11.450	1 month Brazilian Interbank Deposit Average	—	(324,173)
		127,930		01/02/18	11.500	1 month Brazilian Interbank Deposit Average	—	(1,300,658)
	ZAR	66,000		06/07/18	7.110	3 month JIBAR	—	(14,901)
		168,500		06/07/18	7.100	3 month JIBAR	—	(41,784)
	COP	17,921,760		06/17/19	Colombia IBR Overnight Interbank	5.320	—	(65,345)
	CLP	2,048,400		07/28/19	6 month CLICP	4.000	—	(17,358)
	ZAR	190,000		01/02/20	6.200	3 month JIBAR	(944)	(859,654)
	BRL	12,450		01/04/21	12.900	1 month Brazilian Interbank Deposit Average	—	51,631
		15,150		01/04/21	12.310	1 month Brazilian Interbank Deposit Average	—	(19,129)
	ZAR	7,820		05/23/21	6.550	3 month JIBAR	—	(40,586)
	KRW	17,289,860		08/23/23	3.620	3 month KWCDC	—	1,755,353
	BRL	22,680		01/02/25	1 month Brazilian Interbank Deposit Average	12.340	—	(14,660)
	MXN	94,990	(a)	09/22/27	7.940	Mexico Interbank TIIE 28 Days	—	12,615
JPMorgan Securities, Inc.	BRL	153,100		01/04/16	9.980	1 month Brazilian Interbank Deposit Average	—	(1,492,060)
	INR	4,401,630		06/01/16	12 month MIBOR	7.346	—	(224,578)
	THB	387,070		11/24/16	1.810	6 Month Thai Reuters	—	62,637
	BRL	75,160		01/02/17	1 month Brazilian Interbank Deposit Average	12.290	—	458,195
		266,920		01/02/17	1 month Brazilian Interbank Deposit Average	9.040	—	7,007,260
	COP	10,159,090		04/22/19	3 month COP	5.190	—	(28,116)
		2,655,530		12/04/19	3 month COP	4.880	—	11,825
	ZAR	125,000		12/20/21	7.760	3 month JIBAR	(1,269)	(104,092)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley & Co. International PLC	BRL	46,050		01/04/16	10.190%	1 month Brazilian Interbank Deposit Average	$—	$(406,588)
		171,660		01/04/16	13.835	1 month Brazilian Interbank Deposit Average	—	(77,312)
	THB	136,160		11/28/16	1.820	6 Month Thai Reuters	—	23,203
	KRW	5,518,900		10/13/17	2.250	3 month KWCDC	—	63,406
		6,738,260		10/14/17	2.245	3 month KWCDC	—	76,686
		6,738,270		10/14/17	2.250	3 month KWCDC	—	77,439
	CLP	1,333,530		03/12/19	6 month CLICP	4.640%	—	(64,544)
		1,243,800		04/15/19	6 month CLICP	4.350	—	(35,827)
	BRL	37,440		01/04/21	11.778	1 month Brazilian Interbank Deposit Average	—	(243,192)
		56,730		01/04/21	1 month Brazilian Interbank Deposit Average	11.980	—	240,703
	MXN	310,000		06/17/21	5.630	Mexico Interbank TIIE 28 Days	—	(33,264)
	KRW	28,000,000	(a)	03/03/28	3 month KWCDC	3.135	—	(511,553)

TOTAL							$(2,191)	$(300,044)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	MXN	926,800		07/24/15	Mexico Interbank TIIE 28 Days	3.373%	$17	$(3,690)
		932,320		08/27/15	Mexico Interbank TIIE 28 Days	3.565	33	(36,510)
		774,300		09/11/15	3.510%	Mexico Interbank TIIE 28 Days	38	22,785
	ZAR	151,610		06/13/19	7.640	3 month JIBAR	57	57,105
		135,580		09/08/19	7.310	3 month JIBAR	(291)	(100,483)
	MXN	253,750		09/08/22	5.500	Mexico Interbank TIIE 28 Days	(746,061)	206,776
		$9,760		09/16/22	3 month LIBOR	2.500	(129,529)	(55,520)
	MXN	54,290		11/20/24	Mexico Interbank TIIE 28 Days	5.955	27	88,765
	ZAR	52,850		12/18/24	3 month JIBAR	7.890	33	107,592
	MXN	88,930		01/24/25	Mexico Interbank TIIE 28 Days	5.660	74	291,898
	PLN	88,250		06/24/25	3.000	6 month WIBOR	352	31,652
		$9,300		09/16/30	3 month LIBOR	3.000	(201,362)	(82,689)

TOTAL							$(1,076,612)	$527,681

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 4.250% 10/28/14	$600	(1.000)%	06/20/19	0.707%	$(2,844)	$(4,108)
		560	(1.000)	06/20/19	0.707	(2,957)	(3,531)
Barclays Bank PLC		3,170	(1.000)	03/20/19	0.665	(9,035)	(30,430)
Citibank NA		29,550	(1.000)	03/20/19	0.665	(106,381)	(261,501)
		51,890	(1.000)	06/20/19	0.707	(246,979)	(354,219)
JPMorgan Securities, Inc.		3,310	(1.000)	03/20/19	0.665	(8,767)	(32,441)
		1,630	(1.000)	06/20/19	0.707	(8,755)	(10,130)

TOTAL						$(385,718)	$(696,360)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER CROSS CURRENCY SWAP CONTRACTS

Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Termination Date(c)	Receive	Pay	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	TRY	12,250,000	$5,573,248	03/10/16	11.070%	3 Month LIBOR	$43,956	$(882,262)
Deutsche Bank AG		25,510,000	11,452,301	03/13/16	11.480	3 Month LIBOR	(89,778)	(1,473,258)
	ZAR	54,520,000	5,245,039	05/12/24	3 Month JBAR	3 Month LIBOR	29,057	(804,288)
Citibank NA		26,400,000	2,540,263	05/13/24	3 Month JBAR	3 Month LIBOR	1,169	(385,649)
Morgan Stanley & Co. International PLC		54,542,000	5,262,132	05/13/24	3 Month JBAR	3 Month LIBOR	4,955	(795,320)
Deutsche Bank AG		42,202,250	4,054,984	05/23/19	3 Month JBAR	3 Month LIBOR	8,688	(597,640)
		38,520,000	3,594,289	07/15/24	3 Month JBAR	3 Month LIBOR	4,617	(421,513)
Morgan Stanley & Co. International PLC		29,540,000	2,768,510	07/17/24	3 Month JBAR	3 month LIBOR	(5,244)	(332,272)
		55,121,000	5,153,904	08/12/24	3 Month JBAR	3 month LIBOR	16,437	(644,729)
Deutsche Bank AG	TRY	6,600,000	$2,960,969	12/04/16	8.05	3 Month LIBOR	(2,257)	(460,499)

TOTAL							$11,600	$(6,797,430)

(c)	At the termination date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

NON-DELIVERABLE BOND FORWARD CONTRACTS*

					Market Value
Counterparty	Notional Amount (000s)		Reference Obligation	Settlement Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC
	COP	26,383,500	Titulos de Tesoreria 10.000%, 07/24/24	07/13/15	$(90)	$(56,275)
		5,445,600	Titulos de Tesoreria 10.000%, 07/24/24	07/22/15	—	(16,743)
Deutsche Bank AG
		8,508,900	Titulos de Tesoreria 7.750%, 09/18/30	07/13/15	18,476	(83,782)
		7,000,000	Titulos de Tesoreria 7.750%, 09/18/30	07/19/15	—	(24,921)

TOTAL					$18,386	$(181,721)

*	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,551,621,199

Gross unrealized gain	1,516,771
Gross unrealized loss	(280,989,052)

Net unrealized security loss	$(279,472,281)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 102.3%
Collateralized Mortgage Obligations – 5.4%
Adjustable Rate Non-Agency(a) – 1.0%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$158,088	2.683%	04/25/35	$ 151,521
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
948,248	2.339	07/25/35	914,476
Countrywide Alternative Loan Trust Series 2005-16, Class A1
651,390	1.792	06/25/35	574,958
Countrywide Alternative Loan Trust Series 2005-38, Class A1
182,924	1.647	09/25/35	165,340
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
294,990	0.428	01/19/36	189,181
Impac CMB Trust Series 2004-08, Class 1A
63,911	0.905	10/25/34	52,429
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
676,630	2.431	10/25/34	666,284

			2,714,189

Interest Only(b) – 0.7%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
4,181	5.250	07/25/33	140
FHLMC REMIC Series 4273, Class PS(a)
616,745	5.915	11/15/43	97,830
FHLMC REMIC Series 4456, Class IO
587,645	4.500	10/15/44	121,349
FHLMC STRIPS Series 329, Class C1
1,615,711	4.000	12/15/41	339,905
FNMA REMIC Series 2010-126, Class LS(a)
975,523	4.816	11/25/40	204,112
FNMA REMIC Series 2012-146, Class IO
3,691,202	3.500	01/25/43	851,749
GNMA REMIC Series 2013-113, Class SD(a)
419,068	6.515	08/16/43	75,140
GNMA REMIC Series 2014-11, Class KI
686,046	4.500	12/20/42	106,575
GNMA REMIC Series 2015-83, Class PI
450,000	3.500	06/20/45	75,938
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
15,267	0.123	08/25/33	95
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
2,201	0.320	07/25/33	26

			1,872,859

Inverse Floaters(a) – 0.1%
FNMA REMIC Series 2015-20, Class ES
980,202	5.963	04/25/45	233,916
GNMA REMIC Series 2010-1, Class SD
39,490	5.603	01/20/40	6,509
GNMA REMIC Series 2010-85, Class SN
97,250	5.753	07/20/40	17,843
GNMA REMIC Series 2010-98, Class QS
353,742	6.413	01/20/40	57,652
GNMA REMIC Series 2011-17, Class SA
410,973	5.913	09/20/40	65,992
GNMA REMIC Series 2011-61, Class CS
303,005	6.493	12/20/35	29,593
GNMA REMIC Series 2011-79, Class AS
173,197	5.923	07/20/37	8,494

			419,999

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Planned Amortization Class – 0.4%
FHLMC REMIC Series 3748
$1,000,000	4.000%	11/15/39	$ 1,067,979

Sequential Fixed Rate – 1.5%
FHLMC REMIC Series 2042, Class N
124,790	6.500	03/15/28	139,859
FNMA REMIC Series 2000-16, Class ZG
266,539	8.500	06/25/30	315,838
FNMA REMIC Series 2011-52, Class GB
1,199,977	5.000	06/25/41	1,326,219
FNMA REMIC Series 2011-99, Class DB
1,075,000	5.000	10/25/41	1,193,562
FNMA REMIC Series 2012-111, Class B
226,513	7.000	10/25/42	260,265
FNMA REMIC Series 2012-153, Class B
766,196	7.000	07/25/42	897,606

			4,133,349

Sequential Floating Rate(a) – 1.1%
FHLMC REMIC Series 4103, Class BF
2,084,108	0.536	12/15/38	2,090,268
FNMA REMIC Series 2011-63, Class FG
278,641	0.637	07/25/41	280,337
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
800,000	3.750	04/25/52	820,142

			3,190,747

Support – 0.6%
FNMA REMIC Series 2005-59, Class KZ
1,546,541	5.500	07/25/35	1,714,714

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 15,113,836

Commercial Mortgage-Backed Securities – 13.7%
Sequential Fixed Rate – 4.5%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
$3,891,551	5.602%	06/11/50	$ 4,205,269
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
2,000,000	4.317	11/25/19	2,198,211
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
1,400,000	2.637	01/25/23	1,402,062
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
3,450,000	3.111	02/25/23	3,560,409
FHLMC Multifamily Structured Pass-Through Certificates Series K044, Class A2
1,400,000	2.811	01/25/25	1,384,754

			12,750,705

Sequential Floating Rate(a) – 9.2%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
150,000	5.623	04/10/49	159,387
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
2,259,742	6.058	12/10/49	2,449,859
Commercial Mortgage Trust Series 2007-C9, Class A1A
2,288,915	5.796	12/10/49	2,449,705
Credit Suisse Commercial Mortgage Trust Series 2006-C3, Class A3
6,213,237	6.000	06/15/38	6,354,926

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
$700,000	3.034%	10/25/20	$ 731,709
GS Mortgage Securities Trust Series 2007-GG10, Class A4
3,591,429	5.795	08/10/45	3,837,148
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
747,853	5.866	09/15/45	806,932
ML-CFC Commercial Mortgage Trust Series 2006-2, Class A4
4,213,038	6.059	06/12/46	4,314,736
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	52,545
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	51,299
Morgan Stanley Capital I Trust Series 2007-T25, Class A1A
1,100,423	5.509	11/12/49	1,158,187
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
2,150,228	6.009	06/15/45	2,226,059
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(c)
1,300,000	4.869	02/15/44	1,445,595

			26,038,087

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 38,788,792

Federal Agencies – 83.2%
Adjustable Rate FHLMC(a) – 0.2%
$102,205	2.427%	04/01/33	$ 109,006
47,170	2.360	09/01/33	50,597
22,765	2.232	10/01/34	24,186
39,877	2.375	11/01/34	42,775
40,979	2.464	02/01/35	43,814
134,438	2.409	06/01/35	143,644

			414,022

Adjustable Rate FNMA(a) – 0.5%
5,044	1.948	07/01/22	5,158
17,532	1.937	07/01/27	18,111
18,449	1.937	11/01/27	19,048
6,441	1.937	01/01/31	6,695
8,044	1.937	06/01/32	8,372
9,890	1.948	08/01/32	10,263
39,111	1.948	05/01/33	40,625
15,102	1.790	06/01/33	15,669
190,070	2.394	06/01/33	202,806
11,816	2.397	07/01/33	12,591
188,382	1.950	08/01/33	195,124
515	2.625	09/01/33	551
979	2.199	12/01/33	1,021
95,319	2.267	12/01/33	100,907
3,822	2.473	04/01/34	4,086
259,135	2.709	08/01/34	277,965
45,998	2.295	11/01/34	48,775
60,537	2.321	02/01/35	64,581
83,786	2.244	03/01/35	89,438
50,291	2.437	04/01/35	53,631
110,507	2.479	05/01/35	118,502
13,136	1.937	11/01/35	13,580
54,849	1.937	12/01/37	56,708
33,238	1.937	01/01/38	34,356
18,714	1.937	11/01/40	19,446

			1,418,009

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – 0.5%
$28,515	1.625%	06/20/23	$ 29,103
13,848	1.625	07/20/23	14,135
13,914	1.625	08/20/23	14,204
36,464	1.625	09/20/23	37,230
10,930	1.750	03/20/24	11,172
96,824	1.625	04/20/24	98,988
10,929	1.625	05/20/24	11,175
81,033	1.625	06/20/24	82,868
17,589	2.000	06/20/24	18,130
27,082	1.625	07/20/24	27,697
29,033	2.000	07/20/24	29,940
50,313	1.625	08/20/24	51,463
25,207	2.000	08/20/24	26,001
24,495	1.625	09/20/24	25,059
29,553	2.000	11/20/24	30,502
11,716	2.000	12/20/24	12,094
17,752	2.500	12/20/24	18,587
20,414	2.000	01/20/25	21,078
10,669	2.000	02/20/25	11,019
38,356	2.000	05/20/25	39,637
31,560	2.000	07/20/25	32,630
14,492	1.750	02/20/26	14,867
761	1.625	07/20/26	781
18,975	1.750	01/20/27	19,495
16,954	2.000	01/20/27	17,589
14,730	1.750	02/20/27	15,135
104,861	1.625	04/20/27	107,777
11,027	1.625	05/20/27	11,336
12,831	1.625	06/20/27	13,192
4,728	1.625	11/20/27	4,861
16,951	1.625	12/20/27	17,432
34,186	1.750	01/20/28	35,178
13,102	1.750	02/20/28	13,484
14,102	1.750	03/20/28	14,515
59,854	1.625	07/20/29	61,717
34,938	1.625	08/20/29	36,029
8,186	1.625	09/20/29	8,442
33,496	1.625	10/20/29	34,540
40,416	1.625	11/20/29	41,680
8,969	1.625	12/20/29	9,244
12,489	1.750	01/20/30	12,889
5,853	1.750	02/20/30	6,041
32,829	1.750	03/20/30	33,883
37,348	1.625	04/20/30	38,555
57,229	1.625	05/20/30	59,080
42,168	2.000	05/20/30	44,035
9,387	1.625	06/20/30	9,692
82,029	2.000	07/20/30	85,692
15,829	2.000	09/20/30	16,510
28,102	1.625	10/20/30	29,017

			1,455,400

FHLMC – 17.4%
1,102	6.000	03/01/16	1,116
198	5.000	09/01/16	202
1,355	5.000	11/01/16	1,415
5,673	5.000	01/01/17	5,918
8,921	5.000	02/01/17	9,337
8,226	5.000	03/01/17	8,586
15,321	5.000	04/01/17	16,021
516	5.000	05/01/17	541
600	5.000	08/01/17	628
50,918	5.000	09/01/17	53,329
63,148	5.000	10/01/17	66,141

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$38,299	5.000%	11/01/17	$ 40,115
37,726	5.000	12/01/17	39,512
46,185	5.000	01/01/18	48,314
107,982	5.000	02/01/18	112,802
101,742	5.000	03/01/18	106,405
101,754	5.000	04/01/18	106,362
11,983	4.500	05/01/18	12,504
76,576	5.000	05/01/18	80,176
21,324	5.000	06/01/18	22,302
21,337	5.000	07/01/18	22,327
9,442	5.000	08/01/18	9,874
7,513	5.000	09/01/18	7,860
26,041	5.000	10/01/18	27,325
32,689	5.000	11/01/18	34,279
14,285	5.000	12/01/18	14,968
2,565	5.000	01/01/19	2,690
499	5.000	02/01/19	527
107,547	5.500	04/01/20	114,864
388,150	5.000	11/01/22	426,787
357,763	4.500	08/01/23	386,077
98,503	2.500	03/01/30	99,731
1,886,678	2.500	06/01/30	1,910,467
52,050	7.000	04/01/31	61,194
755,404	7.000	09/01/31	865,162
246,962	7.000	04/01/32	289,419
608,121	7.000	05/01/32	712,854
176,258	5.000	10/01/33	194,570
17,346	5.500	12/01/33	19,616
252,195	5.500	04/01/35	283,937
8,454	5.000	07/01/35	9,328
186,100	5.000	12/01/35	207,451
121,241	5.500	01/01/36	136,727
399	5.500	02/01/36	450
2,277	5.000	02/01/37	2,537
62,535	6.000	08/01/37	70,876
66,970	6.000	09/01/37	75,892
24,643	6.000	10/01/37	27,920
178,747	6.000	11/01/37	202,509
187,746	6.000	12/01/37	212,710
6,656	5.500	01/01/38	7,437
179,592	6.000	01/01/38	203,474
55,292	6.000	02/01/38	62,651
8,967	6.000	03/01/38	10,172
57,306	6.000	04/01/38	64,971
21,983	6.000	05/01/38	24,996
48,366	6.000	06/01/38	54,927
30,950	6.000	07/01/38	35,164
18,673	6.000	08/01/38	21,196
200,099	6.000	09/01/38	226,729
42,208	6.000	10/01/38	47,827
2,514	6.000	11/01/38	2,850
4,221	6.000	12/01/38	4,784
153,867	6.000	01/01/39	174,353
16,644	6.000	02/01/39	18,916
733,243	7.000	02/01/39	859,789
11,483	6.000	03/01/39	13,012
4,935	6.000	04/01/39	5,590
600,598	5.000	05/01/39	660,173
1,103,808	5.000	07/01/39	1,218,026
67,201	6.000	04/01/40	76,142
151,646	6.000	05/01/40	171,820
56,280	5.000	08/01/40	61,969
66,977	5.000	10/01/40	73,971
122,561	4.500	02/01/41	132,527
5,843	5.000	06/01/41	6,462
514,127	4.000	10/01/41	550,276

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$79,047	3.000%	05/01/42	$ 78,704
325,838	3.500	06/01/42	337,268
273,484	3.000	08/01/42	273,740
3,302,989	4.000	09/01/42	3,516,651
79,111	3.000	10/01/42	79,190
510,068	3.500	10/01/42	525,490
901,980	4.000	10/01/42	960,327
8,098,426	3.000	11/01/42	8,112,919
419,729	3.500	11/01/42	432,420
2,625,657	3.000	12/01/42	2,632,032
6,548,216	3.000	01/01/43	6,560,142
364,672	3.000	02/01/43	364,458
303,672	3.000	03/01/43	304,432
262,112	4.000	03/01/43	279,068
442,166	3.000	04/01/43	443,271
4,846,645	3.500	04/01/43	5,002,268
4,930,690	3.500	08/01/43	5,076,708
932,456	3.500	06/01/44	963,853
394,246	4.000	08/01/44	421,104
33,162	4.000	11/01/44	35,421
149,288	3.500	02/01/45	154,129
547,300	3.500	03/01/45	564,828

			49,071,281

FNMA – 37.1%
132	5.500	04/01/16	134
157	5.500	08/01/16	160
3,213	5.500	11/01/16	3,272
2,292	5.500	12/01/16	2,343
3,873	5.500	01/01/17	3,965
385	5.500	05/01/17	396
1,639	5.500	07/01/17	1,687
215	5.500	09/01/17	221
3,670	5.500	01/01/18	3,782
3,187	5.500	02/01/18	3,289
822,950	2.800	03/01/18	852,093
103,955	5.000	03/01/18	108,339
8,160	5.500	04/01/18	8,554
2,530,000	3.840	05/01/18	2,694,048
1,677	5.500	05/01/18	1,766
147,207	5.000	06/01/18	153,859
426,390	4.000	08/01/18	447,876
7,625	5.000	09/01/18	7,980
10,554	7.000	11/01/18	10,877
1,663	5.500	02/01/19	1,743
11,309	5.500	04/01/19	11,985
1,386	5.500	05/01/19	1,455
10,758	5.500	07/01/19	11,430
31,209	5.500	08/01/19	33,203
14,993	5.500	09/01/19	16,033
29,536	5.500	10/01/19	31,460
11,635	5.500	11/01/19	12,423
7,883	5.500	12/01/19	8,352
44,203	5.500	02/01/20	46,958
168,336	4.500	03/01/20	175,862
831,218	3.416	10/01/20	879,687
16,624	5.500	01/01/21	17,796
23,655	7.000	09/01/21	26,006
52,857	6.000	04/01/22	59,945
85,846	7.000	06/01/22	97,321
32,061	7.000	07/01/22	35,522
3,129	4.500	04/01/23	3,310
215,720	5.000	07/01/27	237,992
499	7.000	01/01/29	500
1,810	7.000	09/01/29	1,887
995,278	2.500	06/01/30	1,008,225

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$12,438	7.000%	08/01/31	$ 14,257
1,168	7.000	03/01/32	1,366
1,565	7.000	04/01/32	1,746
6,686	7.000	06/01/32	7,183
837	7.000	07/01/32	884
61,937	6.000	01/01/33	71,164
2,129	6.000	02/01/33	2,474
1,309	5.500	07/01/33	1,477
28,206	5.000	08/01/33	31,197
7,751	5.500	09/01/33	8,755
31,625	5.500	02/01/34	35,737
8,201	5.500	03/01/34	9,267
12,880	5.500	04/01/34	14,585
69	5.500	06/01/34	79
63,215	5.500	07/01/34	71,589
8,176	5.500	08/01/34	9,281
40,631	5.500	10/01/34	46,015
4,836	5.500	11/01/34	5,477
212,176	5.500	12/01/34	240,244
221,304	6.000	04/01/35	254,342
16,694	5.500	05/01/35	18,844
6,662	5.500	06/01/35	7,532
11,208	5.000	07/01/35	12,455
15,338	5.500	07/01/35	17,362
8,994	5.500	08/01/35	10,173
13,491	5.500	09/01/35	15,263
5,977	5.500	10/01/35	6,727
117,623	6.000	10/01/35	135,885
3,760	5.500	12/01/35	4,277
3,195	6.000	12/01/35	3,668
178	5.500	02/01/36	202
22,088	5.500	04/01/36	24,858
3,079	6.000	04/01/36	3,533
46,599	5.500	07/01/36	52,290
22,815	6.000	09/01/36	25,896
4,501	5.500	02/01/37	5,081
17,800	5.500	04/01/37	20,114
68,113	6.000	04/01/37	77,780
795	5.500	05/01/37	897
61,778	5.000	06/01/37	68,583
466	5.500	06/01/37	526
8,143	5.500	07/01/37	9,192
650,221	5.500	08/01/37	731,802
964,331	6.000	08/01/37	1,094,317
466,165	6.000	10/01/37	529,002
119,710	6.500	10/01/37	139,491
93,805	6.000	11/01/37	107,306
232	5.500	12/01/37	261
627	5.500	02/01/38	708
8,706	5.500	03/01/38	9,825
686,533	6.000	03/01/38	779,073
30,819	5.500	04/01/38	34,816
7,689	5.500	05/01/38	8,689
132,908	6.000	05/01/38	150,823
2,883	5.500	06/01/38	3,253
1,722	5.500	07/01/38	1,943
3,965	5.500	08/01/38	4,460
4,037	5.500	09/01/38	4,556
139,869	6.000	09/01/38	159,531
168,953	6.000	11/01/38	191,726
26,395	5.500	12/01/38	29,788
390,943	6.000	12/01/38	443,626
786,443	5.000	01/01/39	881,062
266,447	6.000	01/01/39	303,054
423,092	6.500	01/01/39	492,638
530,780	4.500	02/01/39	573,387

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$8,473	5.500%	02/01/39	$ 9,583
11,918	4.500	03/01/39	12,994
503,492	7.000	03/01/39	578,135
724,376	4.500	04/01/39	790,107
90,157	4.500	05/01/39	98,338
461,261	4.500	06/01/39	503,117
13,178	5.500	06/01/39	14,874
13,910	4.500	07/01/39	15,172
10,487	4.000	08/01/39	11,104
481,491	4.500	08/01/39	525,182
119,364	6.000	09/01/39	135,453
129,570	6.000	10/01/39	147,069
11,596	5.500	11/01/39	13,086
106,983	4.500	02/01/40	116,908
18,174	3.500	04/01/40	18,767
93,656	4.500	04/01/40	102,345
810,624	6.000	04/01/40	919,891
74,019	4.500	06/01/40	80,886
26,618	4.500	08/01/40	29,108
57,852	4.500	09/01/40	63,265
453,261	4.500	11/01/40	495,665
1,279,401	4.500	12/01/40	1,399,095
3,515,843	6.000	05/01/41	3,989,757
342,676	4.500	08/01/41	371,907
294,961	3.500	10/01/41	305,642
269,881	3.500	01/01/42	279,653
36,774	3.000	04/01/42	36,748
130,294	3.500	04/01/42	134,427
33,091	3.500	05/01/42	34,134
815,579	3.500	06/01/42	841,362
325,556	3.500	07/01/42	335,986
486,009	3.000	08/01/42	488,127
536,341	3.000	09/01/42	538,739
155,714	3.500	09/01/42	160,953
734,965	3.000	10/01/42	738,765
387,901	3.500	10/01/42	401,507
526,651	4.000	10/01/42	561,398
810,898	3.000	11/01/42	815,023
43,482	3.500	11/01/42	44,879
3,246,963	3.000	12/01/42	3,260,252
205,728	3.500	12/01/42	212,985
4,437,191	3.000	01/01/43	4,455,011
23,088	3.500	01/01/43	23,830
961,373	4.000	01/01/43	1,024,801
1,252,952	3.000	02/01/43	1,258,643
1,006,879	3.500	02/01/43	1,040,517
2,441,473	3.000	03/01/43	2,452,769
3,859,039	3.500	03/01/43	3,986,033
2,352,344	3.000	04/01/43	2,361,971
848,077	2.500	05/01/43	814,570
3,009,417	3.000	05/01/43	3,020,006
35,874	3.500	05/01/43	37,027
599,390	3.000	06/01/43	598,974
1,001,542	3.500	06/01/43	1,035,738
814,452	3.000	07/01/43	816,851
3,133,316	3.500	07/01/43	3,236,985
101,792	3.000	08/01/43	101,656
1,473,852	3.500	08/01/43	1,520,332
442,326	3.000	09/01/43	441,742
49,201	3.000	10/01/43	49,136
73,198	3.500	08/01/44	75,459
248,572	3.500	09/01/44	256,370
1,234,332	4.000	10/01/44	1,315,333
31,926	3.500	12/01/44	32,953
77,259	3.500	01/01/45	79,888
447,846	3.500	02/01/45	462,804

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$974,707	4.000%	02/01/45		$ 1,036,883
369,708	3.500	03/01/45		382,207
4,000,000	2.500	TBA-15yr	(d)	4,047,500
8,000,000	3.000	TBA-15yr	(d)	8,285,625
16,000,000	4.000	TBA-30yr	(d)	16,950,000
3,000,000	4.500	TBA-30yr	(d)	3,243,516
5,000,000	5.000	TBA-30yr	(d)	5,523,437

				104,648,085

GNMA – 27.5%
87,403	5.500	07/15/20		92,845
260,053	3.950	07/15/25		275,103
8,330	6.000	04/15/26		9,525
885	6.500	01/15/32		1,009
1,687	6.500	02/15/32		1,923
835,546	5.500	04/15/33		956,912
7,843	5.000	11/15/33		8,816
1,914	6.500	08/15/34		2,274
197	6.500	01/15/36		228
1,466	6.500	02/15/36		1,705
4,078	6.500	03/15/36		4,746
9,068	6.500	04/15/36		10,484
24,276	6.500	05/15/36		28,033
16,830	6.500	06/15/36		19,433
105,018	6.500	07/15/36		123,277
97,719	6.500	08/15/36		113,040
145,733	6.500	09/15/36		168,280
66,034	6.500	10/15/36		76,722
96,288	6.500	11/15/36		111,840
38,731	6.500	12/15/36		44,585
15,665	6.500	01/15/37		17,963
4,097	6.500	03/15/37		4,768
12,734	6.500	04/15/37		14,721
8,199	6.500	05/15/37		9,353
4,923	6.500	08/15/37		5,692
30,802	6.500	09/15/37		35,508
32,769	6.500	10/15/37		39,639
16,663	6.500	11/15/37		19,352
6,803	6.500	05/15/38		7,871
7,691	6.500	11/15/38		8,894
5,028	6.500	02/15/39		5,808
240,848	4.500	12/20/39		262,209
967,856	5.000	01/20/40		1,068,423
64,373	4.500	02/20/40		70,436
187,290	4.500	05/20/40		204,929
600,059	5.000	07/15/40		669,185
145,007	3.500	05/15/42		150,874
379,227	3.500	09/15/42		394,571
1,765,335	3.500	10/15/44		1,832,992
324,728	3.500	01/15/45		337,261
3,161,209	3.500	02/15/45		3,283,219
993,718	4.000	04/20/45		1,052,842
997,983	3.500	05/20/45		1,036,969
3,000,000	3.500	06/20/45		3,117,197
2,000,000	4.000	06/20/45		2,126,792
17,000,000	3.000	TBA-30yr	(d)	17,163,360
37,000,000	3.500	TBA-30yr	(d)	38,401,952
4,000,000	4.000	TBA-30yr	(d)	4,239,062

				77,632,622

TOTAL FEDERAL AGENCIES				$234,639,419

TOTAL MORTGAGE-BACKED OBLIGATIONS				$288,542,047

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 8.6%
Auto(c) – 0.4%
Ford Credit Auto Owner Trust Series 2015-1, Class A
$1,200,000	2.120%	07/15/26	$ 1,197,865

Collateralized Loan Obligations(a)(c) – 4.7%
ARES XII CLO Ltd. Series 2007-12A, Class A
1,390,116	0.892	11/25/20	1,374,268
Brentwood CLO Corp. Series 2006-1A, Class A1B
711,916	0.548	02/01/22	700,899
Four Corners CLO II Ltd. Series 2006-2A, Class A
1,426,263	0.547	01/26/20	1,408,296
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A
1,450,000	1.727	07/25/27	1,434,050
OFSI Fund VI Ltd. Series 2014-6A, Class A1
2,100,000	1.283	03/20/25	2,051,561
Parallel Ltd. Series 2015-1A, Class A
1,050,000	1.736	07/20/27	1,047,270
Parallel Ltd. Series 2015-1A, Class B
250,000	2.336	07/20/27	247,600
Shackleton CLO Ltd. Series 2014-5A, Class A
1,600,000	1.776	05/07/26	1,596,522
Trinitas CLO III Ltd. Series 2015-3A, Class A2
1,800,000	1.702	07/15/27	1,791,012
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM
1,550,000	1.730	07/16/27	1,524,171

			13,175,649

Home Equity(a) – 0.1%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
22,877	0.406	12/15/29	21,392
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
112,054	0.466	02/15/34	100,297
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
139,944	0.665	03/25/34	134,088

			255,777

Student Loan(a) – 3.4%
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)
1,605,824	0.987	06/25/26	1,613,066
Goal Capital Funding Trust Series 2007-1, Class A3
728,184	0.371	09/25/28	719,464
Nelnet Student Loan Trust Series 2006-2, Class A5
2,400,000	0.377	01/25/30	2,376,432
SLM Student Loan Trust Series 2006-2, Class A5
2,750,000	0.387	07/25/25	2,729,866
SLM Student Loan Trust Series 2006-4, Class A5
1,308,101	0.377	10/27/25	1,303,516
SLM Student Loan Trust Series 2014-2, Class A2
800,000	0.537	10/25/21	798,057
US Education Loan Trust LLC Series 2006-1, Class A2(c)
17,274	0.413	03/01/25	17,266

			9,557,667

TOTAL ASSET-BACKED SECURITIES			$ 24,186,958

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 3.0%
United States Treasury Notes
$1,800,000	1.375%	03/31/20	$ 1,782,540
1,100,000	1.500	05/31/20	1,093,983
600,000	1.500	01/31/22	580,836
500,000	1.750	03/31/22	490,845
100,000	1.750	04/30/22	98,095
1,900,000	1.875	05/31/22	1,878,777
200,000	2.125	06/30/22	200,828
2,500,000	2.250	11/15/24	2,484,150

TOTAL U.S. TREASURY OBLIGATIONS			$ 8,610,054

Contracts	Exercise Rate	Expiration Date	Value
Options Purchased – 0.0%
Interest Rate Swaptions
Deutsche Bank AG Call - OTC - 3 year Interest Rate Swap Strike Price 1.465%
1,160,000	1.465%	10/30/15	$ 6,008

Shares	Description		Value
Investment Company(e) – 19.0%
53,532,852	Goldman Sachs Financial Square Government Fund - FST Shares		$ 53,532,852

TOTAL INVESTMENTS – 132.9%			$374,877,919

LIABILITIES IN EXCESS OF OTHER ASSETS – (32.9)%			(92,845,761)

NET ASSETS – 100.0%			$282,032,158

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on June 30, 2015.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $18,269,583, which represents approximately 6.5% of net assets as of June 30, 2015.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $97,854,452 which represents approximately 34.7% of net assets as of June 30, 2015.

(e)	Represents an Affiliated Fund.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(d)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA - 30yr	07/14/15	$(7,000,000)	$(7,199,063)
FNMA	3.000	TBA - 30yr	07/14/15	(4,000,000)	(3,983,750)

TOTAL (Proceeds Receivable: $11,162,617)					$(11,182,813)

FUTURES CONTRACTS — At June 30, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	1	September 2015	$154,062	$1,092
2 Year U.S. Treasury Notes	12	September 2015	2,627,250	2,823
5 Year U.S. Treasury Notes	1	September 2015	119,258	50
10 Year U.S. Treasury Notes	10	September 2015	1,261,719	658
20 Year U.S. Treasury Bonds	(12)	September 2015	(1,810,125)	956

TOTAL				$5,579

SWAP CONTRACTS — At June 30, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$4,780	05/05/20	2.175%	3 month LIBOR	$1,581	$(21,938)
	4,700	06/24/21	2.923	3 month LIBOR	(2,802)	5,526
	4,100	09/16/22	3 month LIBOR	2.500%	19,383	(97,119)
	3,400	09/16/25	3 month LIBOR	2.750	55	(73,389)
	1,560	05/05/27	3 month LIBOR	2.606	(1,161)	48,777
	1,200	06/24/29	3 month LIBOR	3.218	3,345	(2,737)
	8,100	09/16/30	3.000	3 month LIBOR	771,545	(524,146)
	2,400	09/16/35	3 month LIBOR	3.000	(37,605)	(11,827)

TOTAL					$754,341	$(676,853)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2015.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Barclays Bank PLC	Tranches of Commercial Mortgage-Backed Index AAA Series 7	$7,000	0.500%	01/17/47	0.945%	$(226,147)	$16,730
Deutsche Bank Securities, Inc.		9,500	0.500	01/17/47	0.945	(274,000)	(10,208)

TOTAL						$(500,147)	$6,522

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

					Market Value
Swap Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc.	$812	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	1 month LIBOR	$1,831	$(3,164)

#	The Fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

TAX INFORMATION — At June 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$373,942,998

Gross unrealized gain	3,953,392
Gross unrealized loss	(3,018,471)

Net unrealized security gain	$934,921

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

The High Yield and High Yield Floating Rate Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Loan. All Loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

v. Structured Notes —The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

A rate lock forward is a type of forward contract between a Fund and a rate lock provider pursuant to which the parties agree to make payments to each other based on a notional amount, contingent upon whether the referenced obligation is above or below a specified yield level on the termination date of the contract.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

ix. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principle value of one designated currency in exchange for other designated currency. Therefore, the entire principle value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

ii. Reverse Repurchase Agreements — The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest). The Fund is required to deliver securities as collateral to the counterparty that exceeds the value of the reverse repurchase agreement. Reverse repurchase agreements may be entered into when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense, or to permit the Fund to borrow for investment (leveraging) purposes.

Similar to an MRA, a reverse repurchase agreement governs transactions between the Fund and select counterparties. These agreements also contain provisions for, among other things, initiation, income payments, events of default and maintenance of securities for reverse repurchase agreements. These agreements also permit offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2015:

DYNAMIC EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$11,259,561	$—
Foreign Debt Obligation	—	80,577	—
Corporate Obligations	—	4,763,248	—
Structured Notes	—	874,600	—
Municipal Debt Obligations	—	255,401	—
U.S. Treasury Obligations	1,088,556	—	—
Short-term Investments	—	2,500,000	—
Total	$1,088,556	$19,733,387	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$111,492	$—
Futures Contracts	3,609	—	—
Interest Rate Swap Contracts	—	64,443	—
Credit Default Swap Contracts	—	5,078	—
Total Return Swap Contracts	—	100	—
Total	$3,609	$181,113	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(109,403)	$—
Futures Contracts	(4,963)	—	—
Interest Rate Swap Contracts	—	(117,821)	—
Credit Default Swap Contracts	—	(12,432)	—
Total	$(4,963)	$(239,656)	$—

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$663,011,661	$—
Foreign Debt Obligation	—	4,673,468	—
Corporate Obligations	—	330,882,405	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	76,210,992	34,463,633	—
Structured Note	—	4,533,558	—
Municipal Debt Obligations	—	15,565,526	—
Short-term Investments	—	20,000,000	—
Total	$76,210,992	$1,073,130,251	$—
Liabilities
Reverse Repurchase Agreements	$—	$(13,185,994)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,776,234	$—
Futures Contracts	528,361	—	—
Interest Rate Swap Contracts	—	1,684,660	—
Credit Default Swap Contracts	—	643,686	—
Total	$528,361	$6,104,580	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(3,339,902)	$—
Futures Contracts	(26,988)	—	—
Interest Rate Swap Contracts	—	(2,732,406)	—
Credit Default Swap Contracts	—	(648,123)	—
Total	$(26,988)	$(6,720,431)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$5,061,559,107	$—
Senior Term Loans	—	297,319,538	15,326,563
Common Stock and/or Other Equity Investments
North America	20,371,992	3,526,380	39
Europe	—	—	1
Warrants	—	2,617,746	—
Investment Company	180,522,399	—	—
Total	$200,894,391	$5,365,022,771	$15,326,603

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$67,086	$—
Futures Contracts	2,337,890	—	—
Total	$2,337,890	$67,086	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(525,947)	$—
Futures Contracts	(2,139,264)	—	—
Interest Rate Swap Contracts	—	(328,020)	—
Total	$(2,139,264)	$(853,967)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Senior Term Loans	$—	$3,422,144,678	$57,753,266
Corporate Obligations	—	541,075,679	—
Asset-Backed Securities	—	8,255,510	—
Investment Companies	351,590,236	—	—
Total	$351,590,236	$3,971,475,867	$57,753,266

Derivative Type
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(520,105)	$—
Interest Rate Swap Contracts	—	(1,323,287)	—
Total	$—	$(1,843,392)	$—

The following is a reconciliation of Level 3 investments for the period ended June 30, 2015:

Senior Term Loans
Beginning Balance as of April 1, 2015	$79,279,669
Realized gain (loss)	12,669
Net change in unrealized gain (loss) relating to instruments still held at reporting date	(3,378,120)
Purchases	500,000
Sales	(1,226,280)
Amortization	24,587
Transfers into Level 3	34,287,326
Transfers out of Level 3	(51,746,585)
Ending Balance as of June 30, 2015	$57,753,266

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$391,250,492	$—
Mortgage-Backed Obligations	—	9,592,870	—
U.S. Government Agencies	—	628,042	—
Foreign Debt Obligations	—	22,276,719	—
Municipal Debt Obligations	—	15,554,080	—
Preferred Stock and/or Other Equity Investments(b)
North America	—	1,760,300	—
Investment Company	1	—	—
Total	$1	$441,062,503	$—

Derivative Type
Assets
Options Purchased	$—	$380,826	$—
Futures Contracts(a)	47,556	—	—
Interest Rate Swap Contracts(a)	—	91,215	—
Total	$47,556	$472,041	$—
Liabilities(a)
Futures Contracts	$(552,342)	$—	$—
Interest Rate Swap Contracts	—	(508,342)	—
Total	$(552,342)	$(508,342)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$863,921,860	$—
Structured Notes	—	139,732,395	—
Corporate Obligations	—	67,290,229	—
Municipal Debt Obligations	—	11,068,906	—
U.S. Treasury Obligations	62,070,103	—	—
Investment Company	128,065,425	—	—
Total	$190,135,528	$1,082,013,390	$—
Liabilities
Reverse Repurchase Agreements	$—	$(163,625)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$5,809,501	$—
Futures Contracts	443,816	—	—
Interest Rate Swap Contracts	—	14,930,052	—
Credit Default Swap Contracts	—	—	—
Total	$443,816	$20,739,553	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(10,612,811)	$—
Futures Contracts	(225,059)	—	—
Interest Rate Swap Contracts	—	(14,702,415)	—
Credit Default Swap Contracts	—	(696,360)	—
Cross Currency Swap Contracts	—	(6,797,430)	—
Total Return Swap Contracts	—	(181,721)	—
Total	$(225,059)	$(32,990,737)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$288,542,047	$—
Asset-Backed Securities	—	21,367,917	2,819,041
U.S. Treasury Obligations	8,610,054	—	—
Investment Company	53,532,852	—	—
Total	$62,142,906	$309,909,964	$2,819,041
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(11,182,813)	$—

Derivative Type
Assets
Options Purchased	$—	$6,008	$—
Futures Contracts(a)	5,579	—	—
Interest Rate Swap Contracts(a)	—	54,303	—
Credit Default Swap Contracts(a)	—	16,730	—
Total	$5,579	$77,041	$—
Liabilities(a)
Interest Rate Swap Contracts	$—	$(731,156)	$—
Credit Default Swap Contracts	—	(10,208)	—
Total Return Swap Contracts	—	(3,164)	—
Total	$—	$(744,528)	$—

The following is a reconciliation of Level 3 investments for the period ended June 30, 2015:

Asset-Backed Securities
Beginning Balance as of April 1, 2015	$—
Realized gain (loss)	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	—
Purchases	2,819,041
Sales	—
Amortization	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance as of June 30, 2015	$2,819,041

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Dynamic Emerging Markets Debt	$2,500,000	$2,500,009	$2,550,328
Emerging Markets Debt	20,000,000	20,000,070	20,402,625

REPURCHASE AGREEMENTS — At June 30, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Dynamic Emerging Markets Debt	Emerging Markets Debt
BNP Paribas Securities Co.	0.090%	$969,637	$7,757,092
Citigroup Global Markets, Inc.	0.150	415,559	3,324,468
Merrill Lynch & Co., Inc.	0.150	1,114,804	8,918,440
TOTAL		$2,500,000	$20,000,000

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.175% to 3.040%	03/27/17 to 06/17/24
Federal Home Loan Banks	1.625 to 5.375	12/09/16 to 05/15/19
Federal Home Loan Mortgage Corp.	1.250 to 6.500	11/17/15 to 07/01/45
Federal National Mortgage Association	0.000 to 7.000	10/01/15 to 06/01/45
Government National Mortgage Association	2.500 to 8.500	05/15/24 to 05/15/45
United States Treasury Notes	0.068 to 2.625	07/15/16 to 11/15/24
United States Treasury Stripped Securities	0.000	02/15/18 to 05/15/45

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversification Risk — Each of the Dynamic Emerging Markets Debt Fund, Emerging Markets Debt Fund and Local Emerging Markets Debt Fund is non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date August 28, 2015

*	Print the name and title of each signing officer under his or her signature.